- - - - - - - - - - - - - - -
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, DC  20549
                      - - - - - - - - - - - - - - -
                                FORM N-1A

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ X ]

               Pre-Effective Amendment No. ____                [   ]

               Post-Effective Amendment No.  27                [ X ]
                             and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY       [ X ]
                         ACT OF 1940

                      Amendment No.  28                        [ X ]


                    (Check appropriate box or boxes)
                      - - - - - - - - - - - - - - -
                        NEW ENGLAND FUNDS TRUST I
           (Exact Name of Registrant as Specified in Charter)

            399 Boylston Street, Boston, Massachusetts  02116
                (Address of Principal Executive Offices)

                             (617) 578-1388
          (Registrant's Telephone Number, including Area Code)
                      - - - - - - - - - - - - - - -
                        SHEILA M. BARRY, Esquire
                         New England Funds, L.P.
                           399 Boylston Street
                       Boston, Massachusetts 02116
                 (Name and address of agent for service)
                      - - - - - - - - - - - - - - -
                                Copy to:
                       EDWARD A. BENJAMIN, Esquire
                              Ropes & Gray
                         One International Place
                       Boston, Massachusetts 02110
                      - - - - - - - - - - - - - - -

It is proposed that this filing will become effective (check appropriate box)

[    ]    immediately upon filing pursuant to paragraph (b) of Rule 485
[  X ]    on October 12, 1995 pursuant to paragraph (b) of Rule 485
[    ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
[    ]    on (date) pursuant to paragraph (a)(1) of Rule 485
[    ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485
[    ]    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [    ]    this post-effective ammendment designates a new effective
          date for a previously filed post-effective amendment.

Registrant has registered an indefinite number of securities under the Securities Act of 1933 in accordance with Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed on February 27, 1995, the Rule 24f-2 Notice for the Registrant's fiscal year ended December 31, 1994.

                       NEW ENGLAND FUNDS TRUST I
          (Prospectus and Statement of Additional Information)

                          CROSS REFERENCE SHEET

                       Items required by Form N-1A



   Item No.
   of Form N-1A               Caption in Prospectus

     1    . . . . . . . . .   Cover page

     2    . . . . . . . . .   Schedule of Fees

     3    . . . . . . . . .   Financial Highlights

     4    . . . . . . . . .   Cover page; Additional Facts
                              about the Funds; Investment
                              Objectives; How the Funds
                              Pursue Their Objectives; Fund
                              Investments; Investment Risks

     5    . . . . . . . . .   NEIC and the Funds' Advisers;
                              Fund Management; Back Cover
                              Page

     6    . . . . . . . . .   Cover page; Additional Facts
                              about the Funds; Buying Fund
                              Shares; Owning Fund Shares;
                              Dividends; Income Tax
                              Considerations

     7    . . . . . . . . .   Cover page; Schedule of Fees;
                              Buying Fund Shares; How Fund
                              Share Price is Determined;
                              Back Cover Page

     8    . . . . . . . . .   Selling Fund Shares;
                              Exchanging Among New England
                              Funds

     9    . . . . . . . . .   None

   Item No.                   Caption in Statement of
   of Form N-1A               Additional Information

     10   . . . . . . . . .   Cover page

     11   . . . . . . . . .   Table of Contents

     12   . . . . . . . . .   Description of the Trusts and
                              Ownership of Shares

     13   . . . . . . . . .   Miscellaneous Investment
                              Practices; Investment
                              Restrictions

     14   . . . . . . . . .   Management of the Trusts

     15   . . . . . . . . .   Management of the Trusts

     16   . . . . . . . . .   Fund Charges and Expenses;
                              Management of the Trusts

     17   . . . . . . . . .   Portfolio Transactions and
                              Brokerage; Fund Charges and
                              Expenses

     18   . . . . . . . . .   Description of the Trusts and
                              Ownership of Shares

     19   . . . . . . . . .   How to Buy Shares; Net Asset
                              Value and Public Offering
                              Price; Reduced Sales Charges;
                              Shareholder Services;
                              Redemptions

     20   . . . . . . . . .   Performance Information (in
                              prospectus); Standard
                              Performance Measures; Income
                              Dividends, Capital Gain
                              Distributions and Tax Status

     21   . . . . . . . . .   Advisory Agreements;
                              Distribution Agreements and
                              Distribution Plans

     22   . . . . . . . . .   Performance Information (in
                              Prospectus); Standard
                              Performance Measures

     23   . . . . . . . . .   None

                        NEW ENGLAND FUNDS TRUST I

                    New England Strategic Income Fund

 SUPPLEMENT DATED OCTOBER      , 1995 TO NEW ENGLAND BOND FUNDS AND NEW
      ENGLAND STRATEGIC INCOME FUND PROSPECTUSES DATED MAY 1, 1995


The Financial Highlights presented below are for a Class A, B and C share of New England Strategic Income Fund outstanding throughout the indicated period. The Financial Highlights should be read in conjunction with the financial statements and the notes thereto incorporated by reference in Part II of the Statement of Additional Information.

                                  Class A      Class B      Class C
                                   Shares       Shares      Shares
                                   May 1,       May 1,      May 1,
                                  1995(a)      1995(a)      1995(a)
                                  through      through      through
                                 September    September    September
                                    30,          30,          30,
                                    1995         1995        1995

   Net asset value, beginning      $12.50       $12.50      $12.50
   of period

   Income from investment
   operations

   Net investment income            0.46         0.42        0.41

   Net gains or losses on
   investments                      0.04         0.04        0.04
      (both realized and
       unrealized)

   Total income from                0.50         0.46        0.45
   investment operations

   Less distributions

   Distributions (from net         (0.48)       (0.44)      (0.43)
   investment income)

   Total distributions             (0.48)       (0.44)      (0.43)

   Net asset value, end of         $12.52       $12.52      $12.52
   period

   Total return (%)               4.08(c)      3.76(c)      3.69(c)

   Ratios/Supplemental data

   Net assets, end of period      $29,417      $28,428      $10,575
   (000)

   Ratio of operating expenses    1.04(b)      1.79(b)      1.79(b)
   to average net assets (%)
   (d)

   Ratio of net investment        7.87(b)      7.12(b)      7.12(b)
   income to average net
   assets (%)

   Portfolio turnover rate (%)     16(b)        16(b)        16(b)

(a)  Commencement of operations.
(b)  Computed on an annualized basis.
(c)  Not computed on an annualized basis.
(d) The ratio of operating expenses to average net assets (computed on an annualized basis) without giving effect to the voluntary expense limitations in effect from May 1, 1995 through September 30, 1995 would have been 1.69%, 2.44% and 2.44% for Class A, B and C shares, respectively.

NEW ENGLAND FUNDS
--------------------------------------------------
NEW ENGLAND GOVERNMENT SECURITIES FUND
NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT
FUND NEW ENGLAND STRATEGIC INCOME FUND
NEW ENGLAND BOND INCOME FUND
NEW ENGLAND HIGH INCOME FUND
NEW ENGLAND TAX EXEMPT INCOME FUND

PROSPECTUS AND APPLICATION -- MAY 1, 1995

New England Government Securities Fund, New England Strategic Income Fund, New England Bond Income Fund and New England Tax Exempt Income Fund, series of New England Funds Trust I, and New England Limited Term U.S. Government Fund, New England Adjustable Rate U.S. Government Fund and New England High Income Fund, series of New England Funds Trust II, are separate mutual funds (the "Funds" and each a "Fund"). New England Funds Trust I and New England Funds Trust II are referred to in this prospectus as the "Trusts."

Each Fund offers two classes of shares to the general public (Classes A and B) except New England Limited Term U.S. Government, New England Strategic Income Fund and New England Bond Income Fund which offer three classes of shares (Classes A, B and C) to the general public. The offering price is based on the net asset value per share next determined after an order is received. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B share purchases. A contingent deferred sales charge ("CDSC"), however, is imposed upon certain redemptions of Class B shares. Class B shares automatically convert to Class A shares eight years after purchase. No initial sales charge or CDSC applies to purchases or redemptions of Class C shares which do not have a conversion feature. Class B and Class C shares bear higher 12b-1 fees than Class A shares. See "Buying Fund Shares -Sales Charges." Through a separate prospectus, New England Government Securities Fund, New England Limited Term U.S. Government Fund, New England Adjustable Rate U.S. Government Fund, New England Strategic Income Fund and New England Bond Income Fund also offer Class Y shares to certain institutional investors.

FOR GENERAL INFORMATION ON THE FUNDS OR ANY OF THEIR SERVICES AND FOR ASSISTANCE IN OPENING AN ACCOUNT, CONTACT YOUR INVESTMENT DEALER OR CALL THE DISTRIBUTOR TOLL FREE: 1-800-225-5478.

This prospectus sets forth information you should know before investing in the Funds. Please read it carefully and keep it for future reference. A statement of additional information in two parts (the "Statement") about the Funds dated May 1, 1995 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Funds and is incorporated into this prospectus by reference.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                     T A B L E  O F  C O N T E N T S


Page  NEW ENGLAND FUNDS
  1   Investment Objectives                                The investment goal for each Fund.
  1   New England Investment Companies and the Funds'      The Funds' advisers and subadvisers are affiliates of NEIC.
        Advisers and Subadvisers
-------------------------------------------------------------------------------------------------------------------------------
      FUND EXPENSES AND FINANCIAL INFORMATION
  2   Schedule of Fees                                     Sales charges, yearly operating expenses.
  4   Financial Highlights                                 Historical information on the Funds' performance.
--------------------------------------------------------------------------------------------------------------------------------
      INVESTMENT STRATEGY
 11   How the Funds Pursue Their Objectives
 11   Fund Investments
--------------------------------------------------------------------------------------------------------------------------------
 17   INVESTMENT RISKS                                     It is important to understand the risks inherent in a Fund before you invest.
--------------------------------------------------------------------------------------------------------------------------------
 21   FUND MANAGEMENT
--------------------------------------------------------------------------------------------------------------------------------
 23   Minimum Investment                                   Everything you need to know to open and add to a New England
 23   6 Ways to Buy Fund Shares                              Funds account.
        [] Through your investment dealer
        [] By mail
        [] By wire transfer
        [] By Investment Builder
        [] By electronic purchase through ACH
        [] By exchange from another New England Fund
 24   Sales Charges
 27   Reduced Sales Charges
         (Class A Shares Only)
--------------------------------------------------------------------------------------------------------------------------------
      OWNING FUND SHARES
 29   Exchanging Among New England Funds                   New England Funds offers three convenient ways to
 29   Fund Dividend Payments                                 exchange Fund shares.
--------------------------------------------------------------------------------------------------------------------------------
      SELLING FUND SHARES
 31   5 Ways to Sell Fund Shares                           How to withdraw money or close your account.
        [] Through your investment dealer
        [] By telephone
        [] By mail
        [] By check
        [] By Systematic Withdrawal Plan
 32    Repurchase  Option                                  An  opportunity  to  reinvest your  redemption
          (Class A Shares Only)                              proceeds within 120 days for no sales charge.
--------------------------------------------------------------------------------------------------------------------------------
      FUND DETAILS
34  How Fund Share Price is Determined                   Additional information you may find important.
34  Income Tax Considerations
35  The Funds' Expenses
37  Performance Criteria
37  Additional Facts About the Funds
40  Appendix A                                         Ratings of Securities.
41  Appendix B                                         Portfolio Composition of the High Income Fund.
42  Glossary of Terms

                            New England Funds

INVESTMENT OBJECTIVES NEW ENGLAND GOVERNMENT SECURITIES FUND
(the "Government Securities Fund")
The Fund seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities.
Adviser: Back Bay Advisors, L.P.

NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
(the "Limited Term U.S.  Government  Fund")
The Fund seeks a high current return consistent with preservation of capital.
Adviser: Back Bay Advisors, L.P.

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND
(the  "Adjustable  Rate  Fund")
The Fund seeks a high level of current income consistent with low volatility of principal. The Fund intends to pursue its objective by investing only in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
Adviser: Back Bay Advisors, L.P.

NEW ENGLAND STRATEGIC INCOME FUND
(the  "Strategic  Income  Fund")
The Fund seeks high current income with a secondary objective of capital growth. Adviser: New England Funds Management, L.P.
Subadviser: Loomis, Sayles & Company, L.P.

NEW ENGLAND BOND INCOME FUND
(the  "Bond  Income  Fund")
The Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. The Bond Income Fund invests primarily in corporate and U.S. Government bonds.
Adviser:  Back Bay Advisors, L.P.

NEW  ENGLAND  HIGH  INCOME  FUND
(the  "High  Income  Fund")
The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.
Adviser: Back Bay Advisors, L.P.

NEW ENGLAND TAX EXEMPT INCOME FUND
(the "Tax Exempt Income Fund")
The Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital. The Tax Exempt Income Fund invests primarily in debt securities, the interest of which is, in the opinion of the debt issuer's counsel, exempt from federal income tax ("tax exempt bonds"), and may engage in transactions in financial futures contracts and options on futures.
Adviser: Back Bay Advisors, L.P.
Subadviser: Loomis, Sayles & Company, L.P.

NEW ENGLAND INVESTMENT COMPANIES AND THE FUNDS' ADVISERS AND SUBADVISERS
The   investment   advisers   and   subadvisers   of  each  of  the   Funds
are independently-operated subsidiaries of New England Investment Companies, L.P. ("NEIC"), the fifth-largest publicly traded investment management firm in the United States. NEIC is listed on the New York Stock Exchange and through its subsidiaries or an affiliate manages over $60 billion in assets for individuals and institutions. Each adviser and subadviser operates
independently  and is staffed  by  experienced   investment   professionals.
All the advisers and subadvisers apply specialized knowledge and careful analysis to the pursuit of each Fund's objectives.

BACK BAY ADVISORS, L.P. ("Back Bay Advisors"), investment adviser of all the Funds except the Strategic Income Fund, manages over $6 billion in assets, primarily mutual fund and institutional fixed-income portfolios.

NEW ENGLAND FUNDS MANAGEMENT, L.P. ("NEFM"), investment adviser of the Strategic Income Fund, is a newly organized investment adviser.

LOOMIS, SAYLES & COMPANY, L.P. ("Loomis Sayles"), subadviser to the Strategic Income Fund and the Tax Exempt Income Fund, has over $35 billion of assets under management. Loomis Sayles manages portfolios for institutional investors, individuals and mutual funds.

                 FUND EXPENSES AND FINANCIAL INFORMATION
SCHEDULE OF FEES
Expenses are one of several factors to consider when you invest in the Funds. The following table summarizes your maximum transaction costs from investing in the Funds and estimated annual expenses for each class of the Funds' shares. The Example on the following page shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class of shares of the Funds for the periods specified.


SHAREHOLDER TRANSACTION EXPENSES -- PAID DIRECTLY BY SHAREHOLDERS

                                  NEW ENGLAND GOVERNMENT SECURITES FUND
                                      NEW ENGLAND BOND INCOME FUND
                                      NEW ENGLAND HIGH INCOME FUND                                      ADJUSTABLE
                                   NEW ENGLAND TAX EXEMPT INCOME FUND      NEW ENGLAND LIMITED TERM     U.S. GOVERNMENT
                                    NEW ENGLAND STRATEGIC INCOME FUND      U.S. GOVERNMENT FUND         FUND
                                     --------------------------------       -------------------------   ---------------
                                     CLASS A    CLASS B  CLASS C<F4>        CLASS A  CLASS B  CLASS C   CLASS A  CLASS B
                                     -------    -------  -------            -------  -------  -------   -------  -------

  Maximum Initial Sales Charge
    Imposed on a Purchase
    (as a percentage of offering
    price)<F1><F2>................    4.50%      None     None              3.00%    None     None      1.00%    None

  Maximum Contingent Deferred
    Sales Charge
    (as a percentage of original
    purchase price or redemption
    proceeds, as applicable)<F2>..    <F3>       4.00%       None           <F3>     4.00%    None      <F3>     4.00%
  Deferred Sales Charge ..........    None       None        None           None     None     None      None     None
  Redemption Fee .................    None       None        None           None     None     None      None     None
  Exchange Fee ...................    None       None        None           None     None     None      None     None

<F1>A reduced sales charge on Class A shares applies in some cases.
<F2>Does not apply to reinvested distributions.
<F3>A 1.00%  contingent  deferred sales charge applies with respect to any portion of certain  purchases of Class A shares greater than $1,000,000 redeemed within approximately 1 year after purchase. See "Sales Charges."
<F4>Applies only to the Strategic Income Fund and the Bond Income Fund.

ANNUAL OPERATING EXPENSES -- PAID DIRECTLY BY THE FUND, AND INDIRECTLY BY ITS SHAREHOLDERS
(as a percentage of net assets)
                                                                                    NEW ENGLAND
                                      NEW ENGLAND                                 ADJUSTABLE RATE
                                       GOVERNMENT      NEW ENGLAND LIMITED TERM        U.S.              NEW ENGLAND
                                     SECURITIES FUND     U.S. GOVERNMENT FUND    GOVERNMENT FUND    STRATEGIC INCOME FUND
                                     ----------------  ------------------------- ----------------  -------------------------
                                     CLASS A  CLASS B  CLASS A  CLASS B  CLASS C CLASS A  CLASS B  CLASS A  CLASS B  CLASS B
                                     -------  -------  -------  -------  ------- -------  -------  -------  -------  -------

Management Fees ...................  0.65%    0.65%    0.63%    0.63%    0.63%   0.25%<F2> 0.25%<F2> 0.00%<F3> 0.00%<F3> 0.00%<F3>
12b-1 Fees ........................  0.25     1.00<F1> 0.35     1.00<F1> 1.00<F1>0.25      1.00<F1>  0.25      1.00<F1>1.00<F1>
Administrative Services Fees ......  None     None     None     None     None    0.09<F2>  0.09<F2>  None      None      None
Other Expenses ....................  0.39     0.39     0.20     0.20     0.20    0.11      0.11      1.00      1.00      1.00
Total Expenses ....................  1.29     2.04     1.18     1.83     1.83    0.70<F2>  1.45<F2>  1.25<F3>  2.00<F3>2.00<F3>

                                                                     NEW ENGLAND HIGH           NEW ENGLAND TAX
                                NEW ENGLAND BOND INCOME FUND           INCOME FUND             EXEMPT INCOME FUND
                             --------------------------------  --------------------------  ----------------------
                             CLASS A     CLASS B    CLASS C    CLASS A        CLASS B      CLASS A     CLASS B
                             -------     -------    -------    -------        -------      -------     -----

Management Fees ...........  0.45%       0.45%       0.45%       0.52%<F4>      0.52%<F4>      0.43%   0.43%
12b-1 Fees ................  0.25        1.00<F1>    1.00<F1>    0.35           1.00<F1>       0.25    1.00<F1>
Administrative Services
  Fees ....................  None        None        None        None           None           None    None
Other Expenses ............  0.38        0.38        0.38        0.73           0.73           0.24    0.24
Total Expenses ............  1.08        1.83        1.83        1.60<F4>       2.25<F4>       0.92    1.67

<F1>Because of the higher 12b-1 fees,  long-term  shareholders may pay more than the economic  equivalent of the maximum front-
    end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
<F2>After fee waiver and expense  reduction by the Fund's  adviser  and/or the  Distributor.  Without the  voluntary
    limitations, Management Fees and Administrative Services Fees would be 0.38% and   0.14%, respectively; and Total Expenses
    would be 0.88% for
    Class A shares and 1.63% for Class B shares.
<F3>After fee waiver and expense  reduction by the Fund's adviser and subadviser.  Without the voluntary  limitations,
    Management Fees would be 0.65%;  and estimated Total Expenses would be 1.90% for Class A shares,  2.65% for
    Class B shares and 2.65% for Class C shares.
<F4>After fee waiver by the Fund's adviser.  Without the voluntary limitation,  Management Fees would be 0.75%; and Total
    Expenses would be 1.83% for Class A shares and 2.48% for Class B shares.


EXAMPLE
You would pay the following  expenses on a $1,000  investment  assuming (1) a
5% annual return and (2) unless otherwise     noted,  redemption at period
end. The 5%
return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

                                                                                       NEW ENGLAND
                                       NEW ENGLAND                                 ADJUSTABLE RATE
                                        GOVERNMENT      NEW ENGLAND LIMITED TERM         U.S.              NEW ENGLAND
                                      SECURITIES FUND     U.S. GOVERNMENT FUND     GOVERNMENT FUND    STRATEGIC INCOME FUND
                                      ----------------  -------------------------  ----------------  -----------------------
                                  CLASS A  CLASS B  CLASS A  CLASS B  CLASS C  CLASS A  CLASS B  CLASS A  CLASS B   CLASS C
                                        <F1> <F2>          <F1> <F2>                 <F1> <F2>           <F1> <F2>
---------------------------------------------------------------------------------------------------------------------------
1 year ........................   $ 58  $ 61  $ 21   $ 42  $ 59  $ 19   $ 19   $ 37  $ 55  $ 15    $57   $60   $20    $20
--------------------------------------------------------------------------------------------------------------------------
3 years .......................   $ 84  $ 94  $ 64   $ 66  $ 88  $ 58   $ 58   $ 52  $ 76  $ 46    $83   $93   $63    $63
-------------------------------------------------------------------------------------------------------------------------
5 years .......................   $113  $120  $110   $ 93  $109  $ 99   $ 99   $ 68  $ 89  $ 79   <F4>  <F4>  <F4>    <F4>
-------------------------------------------------------------------------------------------------------------------------
10 years<F3>....................  $194  $218  $218   $169  $198  $198   $215   $114  $153  $153   <F4>  <F4>  <F4>    <F4>

                                                NEW ENGLAND                       NEW ENGLAND               NEW ENGLAND TAX
                                             BOND INCOME FUND                   HIGH INCOME FUND           EXEMPT INCOME FUND
                                 --------------------------------------  --------------------------  -------------------------
                                   CLASS A        CLASS B        CLASS C   CLASS A       CLASS B       CLASS A       CLASS B
                                   -------        -------        -------   -------       -------       -------       -------
                                                  <F1>      <F2>                         <F1>     <F2>               <F1>
<F2>
--------------------------------------------------------------------------------------------------------------------------------


  1 year .......................       $ 56      $ 59      $ 19      $ 19      $ 61     $ 63     $ 23      $ 54     $ 57     $17
--------------------------------------------------------------------------------------------------------------------------------
  3 years ......................       $ 78      $ 88      $ 58      $ 58      $ 93     $100     $ 70      $ 73     $ 83     $53
--------------------------------------------------------------------------------------------------------------------------------
  5 years ......................       $102      $109      $ 99      $ 99      $128     $130     $120      $ 94     $101     $91
--------------------------------------------------------------------------------------------------------------------------------
  10 years<F1>..................       $171      $195      $195      $215      $226     $242     $242      $154     $178     $178

<F1>Assumes redemption at end of period.
<F2>Assumes no redemption.
<F3>Class B shares automatically convert to Class A shares after 8 years; therefore,  Class B amounts are calculated using Class
    A expenses in years 9 and 10.
<F4>New England  Strategic  Income Fund is a recently  organized  fund.  Federal  regulation  requires that examples for this
    Fund include information for 1 and 3 years only.


The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Funds.

For information about the expenses of the Government Securities, Limited Term U.S. Government, Adjustable Rate, Strategic Income and Bond Income Funds' Class Y shares, which differ from the expenses of the Class A, Class B and, in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds, Class C shares, see "Additional Facts About the Funds." To obtain more information about Class Y shares, please call the Distributor toll-free at 1-800-225-5478. For additional information about the Funds' management fees, 12b-1 fees and other expenses, please see "Fund Management" and "The Funds" Expenses."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

Please keep in mind that the Example shown above is hypothetical. The information above should not be considered a representation of past or future return or expenses; actual return or expenses may be more or less than those shown.

FINANCIAL HIGHLIGHTS
(For Class A and B shares of each Fund outstanding throughout the indicated periods.)

The Financial Highlights presented on pages 4 through 10 have been included in financial statements for the Funds' Class A and B shares. The financial statements for the New England Government Securities Fund, New England Bond Income Fund and New England Tax Exempt Income Fund have been examined by Price Waterhouse LLP, independent accountants, and the financial statements for New England Limited Term U.S. Government Fund, New England Adjustable Rate U.S. Government Fund and New England High Income Fund have been examined by Coopers & Lybrand LLP, independent accountants. The Financial Highlights should be read in conjunction with the financial statements and the notes thereto incorporated by reference in Part II of the Statement.

NEW ENGLAND GOVERNMENT SECURITIES FUND
                                                                    CLASS A
                         -------------------------------------------------------------------------------------------------------
                          SEPT. 16<F1> YEAR   NOV. 30,
                          THROUGH   ENDED   THROUGH                            YEAR ENDED DECEMBER 31,
                          NOV. 30, NOV. 30,. DEC. 31,
                                                        --------------------------------------------------------------------------
                            1985     1986     1986<F5>   1987      1988      1989     1990      1991      1992      1993   1994
--------------------------------------------------------------------------------------------------------------------------------

Net asset value,
  beginning of period     $12.50    $12.72    $13.51    $13.48    $12.10    $11.85    $11.99    $11.38    $11.92   $11.73 $11.75
--------------------------------------------------------------------------------------------------------------------------------
Income from investment
operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income       0.24      1.07      0.08     0.89       0.93      0.90      0.86      0.82      0.70     0.72   0.69
--------------------------------------------------------------------------------------------------------------------------------
Net gains or losses on
  investments (both
  realized
and unrealized)             0.22      0.82     (0.04)    (0.93)    (0.18)     0.52     (0.27)     0.75      0.07     0.32   (1.32)
--------------------------------------------------------------------------------------------------------------------------------
Total income from
  investment operations     0.46      1.89      0.04     (0.04)     0.75      1.42      0.59      1.57      0.77     1.04   (0.63)
--------------------------------------------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------------------------
Distributions (from net
  investment income)       (0.24)    (1.07)    (0.07)    (0.89)    (0.85)    (0.95)    (0.89)    (0.82)    (0.68    (0.72)  (0.69)
--------------------------------------------------------------------------------------------------------------------------------
Distributions (from
  net realized
  capital gains)            0.00     (0.03)     0.00     (0.45)    (0.15)     0.00      0.00     (0.21)    (0.28)   (0.30)   0.00
--------------------------------------------------------------------------------------------------------------------------------
Distributions (from
  paid-in capital)          0.00      0.00      0.00      0.00      0.00     (0.33)    (0.31)     0.00      0.00     0.00    0.00
--------------------------------------------------------------------------------------------------------------------------------
Total distributions       (0.24)    (1.10)    (0.07)    (1.34)    (1.00)    (1.28)    (1.20)    (1.03)    (0.96)   (1.02)    (0.69)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
  end of period           $12.72    $13.51    $13.48    $12.10    $11.85    $11.99     $11.38    $11.92   $11.73   $11.75    $10.43
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)<F3>       3.2      15.5       0.3      (0.1)      6.8      12.6        5.7      14.9      6.8      9.0      (5.5)
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental
  data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end
of period (000)         $48,326  $186,040  $190,416  $192,250  $179,130  $183,669   $181,343  $180,198 $178,030  $182,436 $147,986

Ratio of operating
 expenses to average
 net assets (%)<F4>      0.03<F2>    0.94      1.21<F2>  1.30      1.24      1.21       1.21     1.21      1.23      1.22   1.29

Ratio of net investments
 income to average net      9.78<F2>  7.82      6.85<F2>  7.20      7.69      7.50       7.63     7.28      5.92      5.70  6.66
 assets (%)

  Portfolio turnover rate(%)   0<F2>    66         0<F2>   178       150       389        737      305       730       276   809

<F1>The Fund commenced operations on September 16, 1985.
<F2>Computed on an annualized basis.
<F3>A sales charge is not reflected in total return calculations. Periods of less than one year are not annualized.
<F4>The ratio of expenses to average net assets  without  giving  effect to voluntary  expense  limitations  would have been
    1.94% (annualized) and 1.21% for the periods ended November 30, 1985 and 1986, respectively.
<F5>Fiscal year end changed from November 30 to December 31 in 1986.

                                            CLASS B
                             ---------------------------------------
                                   SEPT. 23(A)
                                    THROUGH         YEAR ENDED
                                   DEC. 31,           DEC. 31,
                                     1993              1994
--------------------------------------------------------------------------
Net asset value,
beginning of period                $12.26                $11.75
-------------------------------------------------------------------------
Income from investment operations
-------------------------------------------------------------------------
Net investment income
                                    0.16                   0.60
Net gains or losses on securities
 (both realized and unrealized)    (0.30)                 (1.32)
--------------------------------------------------------------------------
Total income from
investment operations              (0.14)                (0.72)
--------------------------------------------------------------------------
Less distributions
-------------------------------------------------------
Distributions
(from net investment income)       (0.16)                 (0.60)

Distributions (from net realized
 capital gains)                    (0.21)                 0.00

Distributions
(from paid-in capital)              0.00                  0.00
--------------------------------------------------------------------------
Total distributions                (0.37)                (0.60)
--------------------------------------------------------------------------
Net asset value, end of period    $11.75                $10.43
==========================================================================
Total return (%)(c)                (1.2)                 (6.2)
--------------------------------------------------------------------------
Ratios/Supplemental data
--------------------------------------------------------------------------
Net assets,
end of period (000)               $1,255                $2,760

Ratio of operating  expenses to
  average net assets (%)           1.97(b)               2.04

Ratio of net income to average
  net assets (%)                   5.03(b)               5.91

Portfolio turnover rate(%)          276(d)                809

(a) Class B shares were first offered on September 23, 1993.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods of less than one year are not annualized.
(d) Represents portfolio turnover rate for the Fund as a whole for the entire fiscal year.

NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND


                                                            Class A                                            Class B
                            ------------------------------------------------------------------------  ---------------------------
                               Jan. 3,<F1>                                                                 Sept. 27,<F1>     Year
                                through                   Year Ended December 31,                        through         Ended
                               Dec. 31,   ----------------------------------------------------------     Dec. 31,       Dec. 31,
                                 1989       1990         1991       1992         1993         1994          1993          1994
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
  of period                     $12.50     $12.53       $12.44     $12.86       $12.54       $12.49       $12.76          $12.49
---------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income             0.97     0.94         0.93         0.80        0.71         0.82         0.17            0.71
Net gains or losses on
  investments (both
  realized and unrealized)        0.27       0.29         0.69      (0.11)        0.08        (1.10)       (0.24)          (1.08)
---------------------------------------------------------------------------------------------------------------------------------
Total income from
  investment operations           1.24       1.23         1.62       0.69         0.79        (0.28)       (0.07)          (0.37)
---------------------------------------------------------------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------------------------------------------------------------
Distributions (from net
  investment income)             (0.96)     (0.94)       (0.94)     (0.80)       (0.71)       (0.72)       (0.16)          (0.64)

Distributions (in excess
  of net investment income)       0.00       0.00         0.00       0.00        (0.01)        0.00        (0.01)           0.00

Distributions (from net
  realized capital gains)        (0.25)     (0.38)       (0.26)     (0.21)       (0.12)        0.00        (0.03)           0.00
---------------------------------------------------------------------------------------------------------------------------------
Total distributions              (1.21)     (1.32)       (1.20)     (1.01)       (0.84)       (0.72)       (0.20)          (0.64)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
  period                        $12.53     $12.44       $12.86     $12.54       $12.49       $11.49       $12.49          $11.48
==================================================================================================================================
Total return (%)<F4>              10.4       10.5         13.8        5.7          6.4         (2.3)        (0.6)           (2.9)
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000)                         $8,430    $50,062     $271,966   $477,396     $562,184     $412,399       $6,221         $11,891

Ratio of operating
  expenses to average net
  assets(%)<F2>                   1.31       1.25         1.25       1.16         1.14         1.18         1.96<F3>        1.83

Ratio of net investment
  income to average net
  assets(%)                       7.92       7.95         7.24       6.24         5.64         6.80         4.30<F3>        6.15

Portfolio turnover rate(%)         731         55          277        323          124          244          124<F5>         244

-------------
<F1> The Fund commenced operations on January 3, 1989. Class B shares were first offered beginning September 27, 1993.
<F2> Commencing May 18, 1989 through March 31, 1992,  expenses were voluntarily  limited to 1.25% of average daily net assets. The ratio of expenses to average net assets without giving effect to this expense limitation would have been 3.47% for the period ended December 31, 1989 and 1.62% for the year ended December 31, 1990.
<F3> Computed on an annualized basis.
<F4> A sales  charge of 3% maximum in the case of Class A shares and a  contingent  deferred  sales  charge in the case of Class B shares are not reflected in total return calculations. Periods of less than one year are not annualized.
<F5> Represents portfolio turnover rate for the Fund as a whole for the entire fiscal year.

NEW ENGLAND ADJUSTABLE RATE U.S. GOVERNMENT FUND


                                                               Class A                                       Class B
                                      ---------------------------------------------------------  ------------------------------
                                              Oct.
                                            18,<F1>                                                   Sept. 13,<F1>       Year
                                             through           Year Ended December 31,                 through           Ended
                                             Dec. 31,   ---------------------------------------        Dec. 31,        Dec. 31,
                                               1991          1992           1993         1994            1993            1994
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period          $7.50          $7.50          $7.46        $7.45          $7.52             $7.45
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                          0.09           0.42           0.33         0.37           0.08              0.29
Net gains or losses on investments (both
  realized and unrealized)                     0.00          (0.06)         (0.03)       (0.31)         (0.08)            (0.29)
---------------------------------------------------------------------------------------------------------------------------------
Total income from investment operations        0.09           0.36           0.30         0.06           0.00              0.00
---------------------------------------------------------------------------------------------------------------------------------
Less distributions
---------------------------------------------------------------------------------------------------------------------------------
Distributions (from net investment income)   (0.09)          (0.40)         (0.31)       (0.31)         (0.07)            (0.25)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                           (0.09)         (0.40)         (0.31)       (0.31)         (0.07)            (0.25)
----------------------------------------------------------------------------
Net asset value, end of period                $7.50          $7.46          $7.45        $7.20          $7.45             $7.20
==================================================================================================================================
Total return (%)<F4>                            1.2            4.9            4.0          0.8            0.0              0.10
---------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)              $60,684       $294,687       $734,251     $489,637           $855            $2,056

Ratio of operating expenses to average
  net assets(%)<F2>                            0.50<F3>       0.57           0.60         0.60           1.35<F3>         1.35

Ratio of net
  investment income to average
  net assets (%)                               6.43<F3>       5.39           4.39         4.85           3.50<F3>          4.1

Portfolio turnover rate(%)                       52<F3>         49             54           17             54<F5>            17

--------------
<F1> The Fund commenced operations on October 18, 1991. Class B shares were first offered on September 13, 1993.
<F2> From  October 19, 1991  through  March 20,  1992  expenses  were  voluntarily  limited to 0.50% of average  daily net assets.
     Commencing  April 1, 1992 expenses were  voluntarily  limited to 0.60% of Class A average  daily net assets,  and,  effective
     September 13, 1993, 1.35% of Class B average daily net assets.  The ratio of operating expenses to average net assets without giving effect to these expense  limitations would have been 1.26%  (annualized) and 0.96%, 0.86% and 0.88% for Class A shares for the period  ended  December  31,1991  and the years ended  December  31,  1992,  1993 and 1994,  respectively,  and 1.61%
     (annualized)  and 1.63% for Class B shares for the period  September  13, 1993  through  December 31, 1993 and the year ended
     December 31, 1994, respectively.
<F3> Computed on an annualized basis.
<F4> A sales charge of 1.00% (maximum) in the case of Class A shares and a contingent deferred sales charge in the case of Class B shares are not reflected in total return calculations. Periods of less than one year are not annualized.
<F5> Represents portfolio turnover rate for the Fund as a whole for the entire fiscal year.

  NEW ENGLAND BOND INCOME FUND
                                                                Class A                                                Class B
                 --------------------------------------------------------------------------------------------  -----------------July
                                  1,                                                                  Sept. 13,<F1> Year
                     June 30,     through                        Year Ended December 31,                          through    Ended
                 ---------------- Dec. 31,  -----------------------------------------------------------------     Dec. 31,  Dec. 31,
                   1985    1986    1986<F4>   1987    1988    1989    1990    1991     1992     1993     1994      1993      1994
----------------------------------------------------------------------------

Net asset value,
  beginning of
  period           $ 9.78  $10.93  $11.45    $11.73  $10.98  $10.89  $11.23   $11.12   $12.14   $12.12   $12.18    $13.06    $12.18
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment
  income             1.09    0.98    0.49      0.90    0.85    0.91    0.89     0.88     0.85     0.77     0.72      0.20      0.63
Net gains or losses
  on investments
  (both realized and
  unrealized)        1.14    0.71    0.26     (0.75)  (0.06)   0.34   (0.10)    1.04     0.01     0.66    (1.23)    (0.30)    (1.23)
-----------------------------------------------------------------------------------------------------------------------------------
Total income from
  investment
  operations         2.23    1.69    0.75      0.15    0.79    1.25    0.79     1.92     0.86     1.43    (0.51)    (0.10)    (0.60)
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
Distributions (from
  net investment
  income)           (1.08)  (1.17)  (0.47)    (0.90)  (0.88)  (0.91)  (0.90)   (0.90)   (0.86)   (0.78)   (0.72)    (0.19)    (0.63)

Distributions (from
  net realized
  capital gains)     0.00    0.00    0.00      0.00    0.00    0.00    0.00     0.00    (0.02)   (0.59)    0.00     (0.59)     0.00
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions (1.08)  (1.17)  (0.47)    (0.90)  (0.88)  (0.91)  (0.90)   (0.90)   (0.88)   (1.37)   (0.72)    (0.78)    (0.63)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period     $10.93  $11.45  $11.73    $10.98  $10.89  $11.23  $11.12   $12.14   $12.12   $12.18   $10.95    $12.18    $10.95
====================================================================================================================================
Total return (%)<F3> 24.2    16.6     6.7       1.4     7.4    11.9     7.5     18.1      7.5     12.1     (4.2)     (0.8)     (4.9)
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental
  data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
  period (000)    $37,379 $46,175 $54,210   $60,071 $67,548 $76,662 $85,372 $113,759 $145,184 $179,264 $155,362    $2,661    $9,435

Ratio of operating
  expenses to
  average net
  assets (%)         0.85    0.92    1.02<F2>  1.31    1.20    1.18    1.18     1.15     1.08     1.04     1.08      1.81<F2>  1.83

Ratio of net
  investment income
  to average net
  assets(%)         10.63    8.80    8.29<F2>  8.03    7.68    8.27    8.05     7.69     7.08     6.10     6.46      4.79<F2>  5.71

Portfolio turnover
  rate(%)             217     242     352<F2>   307      88      77     126      218       89      202       77       202<F5>   77

------------
<F1> Commencement of offering of Class B shares.
<F2> Computed on an annualized basis.
<F3> A sales charge in the case of the Class A shares and a contingent  deferred  sales charge in the case of Class B shares are not
     reflected in total return calculations. Periods of less than one year are not annualized. <F4> Fiscal year end changed in 1986 from June 30 to December  31.
<F5> Represents portfolio turnover rate for the Fund as a whole for the entire fiscal year.

NEW ENGLAND HIGH INCOME FUND


                                                               Class A                                        Class B
                         ------------------------------------------------------------------------------------  -------------------
                                                        Four
                                                       Months                                                     Sept.20,  Year
                                                                                                                  <F1>
                           Year Ended August 31,       Ended              Year Ended December 31,                 through   Ended
                        ----------------------------  Dec. 31, ----------------------------------------------     Dec. 31,  Dec.31,
                        1985    1986    1987    1988  1988<F4>   1989    1990    1991    1992    1993    1994     1993      1994
----------------------------------------------------------------------------------------------------------------------------------

Net asset value,
  beginning of period  $13.43  $14.56  $14.52  $13.77  $11.69   $11.08  $10.07   $7.56   $9.07  $ 9.46  $10.06    $9.87     $10.06
----------------------------------------------------------------------------------------------------------------------------------
Income from investment
  operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income    1.56     1.54   1.50   1.53     0.43     1.31    1.30    1.02    0.94   0.90     0.88     0.23      0.79
Net gains or losses
  on investments
  (both realized and
  unrealized)            1.30    0.18   (0.26)  (1.92)  (0.56)   (0.93)  (2.49)   1.58    0.44    0.61   (1.19)    0.20    (1.18)
----------------------------------------------------------------------------------------------------------------------------------
Total income from
  investment operations  2.86    1.72    1.24   (0.39)  (0.13)    0.38   (1.19)   2.60    1.38    1.51   (0.31)    0.43    (0.39)
----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
Distributions (from
  net investment
  income)<F5>           (1.64)  (1.56)  (1.56)  (1.53)  (0.43)   (1.31)  (1.30)  (1.02)  (0.94)  (0.90)  (0.86)   (0.23)   (0.78)

Distributions (in
  excess of net
  investment income)     0.00    0.00    0.00    0.00    0.00     0.00    0.00    0.00    0.00   (0.01)  0.00     (0.01)   (0.01)

Distributions (from
  net realized
  capital gains)        (0.09)  (0.20)  (0.43)  (0.13)   0.00     0.00    0.00    0.00    0.00    0.00   0.00      0.00     0.00

Distributions (from
paid-in capital)         0.00    0.00    0.00   (0.03)  (0.05)   (0.08)  (0.02)  (0.07)  (0.05)   0.00   0.00      0.00     0.00
----------------------------------------------------------------------------------------------------------------------------------
Total distributions    (1.73)  (1.76)  (1.99)  (1.69)  (0.48)   (1.39)  (1.32)  (1.09)  (0.99)  (0.91)  (0.86)    (0.24)   (0.79)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end
  of period            $14.56  $14.52  $13.77   11.69  $11.08   $10.07  $ 7.56   $9.07   $9.46  $10.06  $8.89     $10.06   $8.88
==================================================================================================================================
Total return (%)<F7>     22.6    12.4     9.0    (2.6)   (1.2)     3.3   (13.1)   36.3    15.8    16.5    (3.3)    4.4     (4.0)
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of
period (000)          $19,903 $22,080 $20,439 $14,517  $11,870   $9,070  $6,814 $12,280 $20,992 $31,176 $33,673   $1,232   $5,233

Ratio of operating
  expenses to average
  net assets(%)<F2>      1.48    1.50    1.50<F6>1.57    1.50<F3> 1.50    1.50    1.50    1.50    1.54   1.60 2.25<F3>  2.25

Ratio of net
  investment income
  to average net
  assets(%)             11.25   10.53   10.60   12.45   11.58<F3>12.28   14.00   11.56    9.74    9.17   9.18 7.66<F3>  8.53

Portfolio turnover
  rate(%)                  43      86      39      29       1<F3>   30       7      30      19      43    33   43<F8>   33
--------------

<F1> Commencement of offering of Class B shares.
<F2> Commencing  October 1, 1993  expenses  were  voluntarily  limited to the annual rate of 1.60% of Class A average net assets
     and
     2.25% of Class B average net assets.  From May 18, 1989 through September 30, 1993, expenses  (including  non-recurring items) were voluntarily  limited to 1.50% of average daily net assets of Class A shares.  From July 27, 1988 through May 17,
     1989, and during all periods prior to May 18, 1988, expenses (excluding certain non-recurring items) were limited to 1.50% of average net assets of Class A shares.  Non-recurring  expenses excluded for purposes of calculating this expense limitation were $3,267 for the year ended August 31, 1988,  $51,751 for the four months ended  December 31, 1988 and $42,482 for the period from January 1 through May 17, 1989. The ratios of expenses to average net assets for Class A shares, including all non-recurring expenses and assuming the foregoing expense limitations had not been in effect, would have been 2.34% and
     2.34%, respectively, for the years
     ended August 31, 1987 and 1988,  2.63% (on an  annualized  basis) for the four months ended  December 31, 1988,  3.08%,
     3.02%,
     2.63%,  2.00%,  1.82% and 1.83% for the years  ended  December  31,  1989,  1990,  1991,  1992,  1993 and 1994.  Excluding
     all non-recurring expenses,  these ratios would have been 2.07%, 2.32%, 2.23% (on an annualized basis), 2.68%, 2.97%,
     2.63%,2.00%,
     1.82% and 1.83% for Class A shares for the years ended  August 31, 1987 and 1988,  the period  ended  December 31, 1988 and the years ended December 31, 1989, 1990, 1991, 1992, 1993 and 1994,  respectively.  The ratio of expenses to average net assets for Class B shares assuming the foregoing expense limitation had not been in effect, would have been 2.53% (on an annualized basis) and 2.48% for the period September 20, 1993 through December 31, 1993 and the year ended December 31,1994.
<F3> Computed on an annualized basis.
<F4> Fiscal year end changed in 1988 from August 31 to December 31. The current investment adviser assumed that function on July
     27, 1988.
<F5> Amounts  distributed  include tax basis  distributions from paid in capital of approximately  $0.06 and $0.02 per share for the year ended August 31, 1988 and the four months ended December 31, 1988, respectively.
<F6> One-time  litigation  settlement  costs of $56,920  (0.27% of average net assets) were  incurred in fiscal  1987.  The ratio of operating  expenses to average net assets, if calculated  including these  non-recurring  costs,  would have been
     1.77%,  after
     giving effect to the expense limitation in effect during such period and described above.
<F7> A sales charge in the case of the Class A shares and a contingent  deferred  sales charge in the case of the Class B shares are not reflected in total return calculations. Periods of less than one year are not annualized.
<F8> Represents portfolio turnover rate for the Fund as a whole for the entire fiscal year.

NEW ENGLAND TAX EXEMPT INCOME FUND


                                                                    Class A                                           Class B
                      ------------------------------------------------------------------------------------------------------------
                  Year    July 1,                                                                             Sept. 13,   Year
                                                                                                                 <F1>
                 Ended      to                                  Year Ended December 31,                          through  Ended
                June 30, Dec. 31,  ----------------------------------------------------------------------------- Dec.31, Dec.31,
                 1985    1985<F4>    1986   1987     1988     1989     1990     1991     1992     1993   1994    1993    1994
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 period          $6.23   $7.23       $7.53    $7.74    $6.79    $7.10    $7.29    $7.21    $7.53    $7.54  $7.87    $8.03 $7.86
----------------------------------------------------------------------------------------------------------------------------------
Income from investment
 operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment
 income           0.59    0.29        0.53     0.46     0.46     0.47     0.46     0.45     0.44     0.40     0.39   0.07    0.34

Net gains or
 losses on
 investments
 (both realized
 and unrealized)  0.93    0.28       0.96     (0.67)    0.29     0.20    (0.08)    0.35     0.21     0.53    (1.01)  0.01    (1.01)
----------------------------------------------------------------------------------------------------------------------------------
Total income from
 investment
 operations       1.52    0.57        1.49    (0.21)    0.75     0.67     0.38     0.80     0.65     0.93    (0.62)  0.08    (0.67)
----------------------------------------------------------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
Distributions (from
 net investment
income)         (0.52)  (0.27)      (0.68)   (0.42)   (0.44)   (0.48)   (0.46)   (0.43)   (0.46)   (0.42)   (0.40) (0.07)   (0.34)

Distributions
 (from net
 realized capital
 gains)           0.00    0.00       (0.60)   (0.32)    0.00     0.00     0.00    (0.01)   (0.18)   (0.18)    0.00  (0.18)   0.00

Distributions (from
 paid-in
 capital)         0.00    0.00        0.00     0.00     0.00     0.00     0.00    (0.04)    0.00     0.00     0.00   0.00    --
----------------------------------------------------------------------------------------------------------------------------------
Total
 distributions   (0.52)  (0.27)      (1.28)   (0.74)   (0.44)   (0.48)   (0.46)   (0.48)   (0.64)   (0.60)   (0.40) (0.25)   (0.34)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of period   $7.23   $7.53       $7.74    $6.79    $7.10    $7.29    $7.21    $7.53    $7.54    $7.87    $6.85  $7.86    $6.85
==================================================================================================================================
Total return
 (%)<F3>          25.3     8.1        21.2     (2.9)    11.5      9.8      5.5     11.6      8.9     12.7     (8.0)   1.0    (8.6)
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end
 of period
(000)         $77,524    $83,298    $116,503  $125,661 $131,776 $142,976 $146,232 $162,991 $183,276 $226,881 $184,202$3,395  $7,997

Ratio of operating
  expenses to
  average net
  assets (%)      0.82    0.84<F2>    0.85     1.04     0.98     0.96     0.97     0.95     0.95     0.91     0.92   1.65<F2>  1.67

Ratio of net
  investment income
  to average net
  assets(%)       8.74    8.00<F2>    6.81     6.56     6.67     6.58     6.46     6.18     5.80     5.27     5.44   3.91<F2>  4.69

Portfolio turnover
rate(%)          301     294<F2>     156      196       97       89       85      126       85       86       88     86<F5>   88
------------

<F1> Commencement of offering of Class B shares.
<F2> Computed on an annualized basis.
<F3> A sales  charge in the case of Class A shares  and a  contingent  deferred  sales  charge in the case of Class B shares are not reflected in total return calculations. Periods of less than one year are not annualized.
<F4> Fiscal year end changed in 1985 from June 30 to December 31.
<F5> Represents portfolio turnover rate for the Fund as a whole for the entire year.

                           Investment Strategy

HOW THE FUNDS PURSUE THEIR OBJECTIVES

Each Fund is a "diversified" mutual fund.

Investments in each Fund will be pooled with money from other investors in that Fund to invest in a managed portfolio consisting of securities appropriate to the Fund's investment objective and policies. There can be no assurance that any Fund will achieve its objective.

FUND INVESTMENTS

*  GOVERNMENT SECURITIES FUND
   The Government Securities Fund expects that under normal market conditions it will invest 100% of its net assets in securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities that are backed by the full faith and credit of the U.S. Government. These securities include, for example, U.S. Treasury bills, bonds and notes, mortgage participation certificates guaranteed by the Government National Mortgage Association ("GNMA") and Federal Housing Administration debentures.

   The Fund may invest in securities of any maturity and in zero coupon securities. In addition to investing directly in U.S. Government securities, the Fund may purchase "stripped" securities.

   For hedging purposes, the Government Securities Fund may also purchase and sell interest rate futures contracts on U.S. Government securities and may write and purchase options on such futures and options on U.S. Government securities. Transactions involving futures and options on futures may help to reduce the volatility of the Fund's net asset value, but this result cannot be assured. Options and futures are not backed by the U.S. Government.

   It is a fundamental policy of the Fund that under normal market conditions it will invest at least 65% of its total assets in U.S. Government Securities.

*  LIMITED TERM U.S. GOVERNMENT FUND
   The Fund will seek to achieve its objective by investing in U.S. Government Securities, which term as used in this prospectus includes all securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities. Under normal market conditions, 65% or more of the Fund's total assets will be invested in U.S. Government Securities (including zero coupon bonds) and collateralized mortgage obligations ("CMOs") issued by instrumentalities of the U.S.
   Government.  The Fund  may  also  invest  in asset-backed   securities
   rated Aaa by Moody's Investors Service, Inc. ("Moody's") or AAA by Standard & Poor's Corporation ("S&P") or unrated but determined by the Fund's adviser to be of comparable quality to securities in those rating categories. The Fund may purchase and sell financial futures contracts and options for hedging purposes. The Fund limits its investment in CMOs to those issued by instrumentalities of the U.S. Government.

   The Fund's investment adviser, Back Bay Advisors, provides a continuous investment program designed to maximize current return while minimizing fluctuations in the value of the Fund's portfolio, thus stabilizing the net asset value of the Fund's shares. Because the market value of fixed-income securities fluctuates in response to changes in interest rates, there is a risk of a decline in the value of the Fund's portfolio (and a corresponding decrease in the value of the Fund's shares) if interest rates increase. To reduce this risk, the Fund will ordinarily seek to maintain an average dollar-weighted maturity of three to seven years. The Fund may hold individual securities with maturities of more than seven years as long as its average maturity remains within this limit.

   "Duration" is a commonly used measure of the price responsiveness of a fixed-income security or a portfolio of fixed-income securities to an interest rate change (i.e., the change in price one can expect from a given change in yield). Many investors and investment analysts consider duration to be a more useful measure of price sensitivity than "maturity." A debt instrument's duration is derived by discounting principal and interest payments to their present value using the instrument's current yield to maturity and calculating the dollar-weighted average time until these payments will be received. The Fund will seek to maintain an average portfolio duration of four years or less. The Fund's portfolio may include fixed-income securities with durations of more than four years, so long as the Fund seeks to maintain an average portfolio duration of four years or less.
   The values of securities having shorter durations generally fluctuate less than securities with longer durations. A portfolio with an average duration of four years or less should provide investors with a reduced risk of loss due to rising interest rates. For example, based on yields of 6.9% for a five-year U.S. Treasury security and 7.3% for a 30-year U.S. Treasury security, a 1% increase in interest rates would be expected to result in approximately a 4.3% reduction in the value of the five-year security (duration 4.3) as compared to approximately a 12.4% reduction in the value of the 30-year security (duration 12.4). Conversely, a 1% decrease in interest rates would be expected to result in similar increases in value. These expectations represent Back Bay Advisors' estimate of portfolio volatility based upon historic data collected under a wide variety of market conditions, but there is no assurance that actual volatility will be consistent with such expectations.

   The Fund may lend portfolio securities amounting to not more than 25% of its assets to securities dealers and may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations and the Fund is delayed in or prevented from recovering the collateral. Part II of the Statement provides more detail on these transactions.

*  ADJUSTABLE RATE FUND
   The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in adjustable rate mortgage securities ("ARMs") or other securities collateralized by or representing interests in mortgages (collectively, "mortgage securities"), which have interest rates that are reset at periodic intervals and which are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund also may invest in CMOs issued by instrumentalities of the U.S. Government, but will not invest in privately issued CMOs. Other securities purchased by the Fund will be limited to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities but will not include any stripped securities (such as interest only or principal only obligations) or zero coupon obligations. As described in Part II of the Statement, the Fund also intends to limit its investments to those that would be permissible investments for federal credit unions and national banks. When maintaining a temporary defensive position, the Fund may invest its assets, without limit, in U.S. Government securities of any type.

*  STRATEGIC INCOME FUND
   The Fund seeks to achieve its investment objectives by investing at least 65% of its total assets in debt instruments. The Fund may invest in debt instruments issued by corporations based in the United States or abroad and debt instruments that are convertible into equity securities. The Fund may also invest in U.S. Government Securities and in securities issued or guaranteed by foreign governments (including their
   political  subdivisions, agencies,   authorities  and/or
   instrumentalities)   ("Foreign   Government Securities") and securities
   issued by supranational agencies. The Fund may invest in debt instruments in any rating category including debt instruments rated in the lowest rating categories (C by Moody's and D by S&P) and in instruments that are unrated. Securities rated below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information about the risks of investing in
   high yield,   high  risk  securities  and  securities  of  foreign
   issuers,   see "Investment  Risks --  Lower  Rated  Fixed-Income
   Securities"  and  "Foreign Securities."

   Under normal market conditions, the Fund will invest in debt instruments of both domestic and foreign issuers and in corporate as well as government issues. At any time, however, the Fund may invest up to 100% of its assets in debt instruments of U.S. issuers, in debt instruments of foreign issuers, in corporate debt instruments or in government securities. The Fund may invest up to a total of 35% of its total assets in preferred stocks, dividend-paying common stocks and shares of closed-end investment companies (which shares will not exceed 10% of the Fund's total assets).

   The proportion of Fund assets invested in corporate bonds, government bonds, preferred or common stock will vary over time based on changing market conditions. When Loomis Sayles believes that a particular market presents more opportunity than other markets, it may increase the proportion of the Fund's assets invested in that market.

   The Fund may invest in Rule 144A securities. For hedging purposes, the Fund may also purchase and sell options and futures and engage in foreign currency transactions. The Fund may also invest in mortgage-backed securities, zero coupon bonds, stripped securities and pay-in-kind securities.

*  BOND INCOME FUND
   The Bond Income Fund invests primarily in corporate and U.S. Government bonds. At least 80% of its total assets will be invested in bonds carrying investment grade ratings from one of the recognized rating services. The Fund may also purchase non-rated or lower-rated bonds. Bonds rated BBB by S&P or Baa by Moody's (the lowest ratings that are considered investment grade) have speculative characteristics and unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of these bonds to make principal and interest payments than is the case with higher grade bonds. If an investment rated BBB or Baa is down-graded by a major rating agency, the adviser will consider whether the investment remains appropriate for the Fund. The Fund may invest in securities of any maturity and in zero coupon securities. The Fund may also invest in CMOs. The Fund will normally maintain an average dollar-weighted maturity of its portfolio of less than ten years.

The Fund may invest in foreign securities but will do so only when the Fund's adviser believes the associated risks are minimal.

*  HIGH INCOME FUND
   The High Income Fund invests primarily in long-term corporate fixed-income securities, the majority of which are rated BBB or lower by S&P or Baa or lower by Moody's or are unrated. Securities of below investment grade quality are considered high-yield, high-risk securities and are commonly known as "junk bonds". See "Investment Risks -- Lower Rated Fixed-Income Securities" below. A diversified portfolio of these securities normally provides a current yield or yield to maturity that is significantly higher than yields of higher rated fixed-income securities. In addition to high current income, the Fund seeks capital appreciation through (1) market price appreciation in periods of declining interest rates and (2) the improvement of the credit standing of issuers.

   The Fund's investment adviser, Back Bay Advisors, provides the Fund with a management program that seeks to reduce risks to the Fund by diversification and analysis of the underlying creditworthiness of issuers and the underlying value of securities. Back Bay Advisors performs its own credit analyses and does not rely primarily on the ratings assigned by rating services. Back Bay Advisors' analyses, in ascertaining both creditworthiness and potential for capital appreciation, focus on technical factors as well as fundamental factors such as the relationship of current market price to anticipated cash flow and its coverage of interest or dividend requirements, debt as a percentage of assets, earnings prospects, the experience and perceived strength of the issuer's management, price responsiveness of the issuer's securities to changes in interest rates and business conditions, debt maturity schedules and borrowing requirements and the issuer's liquidation value.

   The Fund will not invest in defaulted issues as a standard practice, but may from time to time invest in certain defaulted issues that, in the
   view of Back  Bay   Advisors,   present  an   attractive   opportunity
   for capital appreciation. Because defaulted issues are ordinarily not income producing, investment in such issues would likely reduce the Fund's current yield.

   The Fund expects that under normal market conditions at least 80% of the value of its total assets will be invested in long-term fixed-income securities of U.S. corporations, including preferred stock and convertible securities. To achieve its basic investment objective, the Fund from time to time also may invest up to 20% of the value of its total assets in common stocks and up to 10% of the value of its total assets in fixed-income securities issued by foreign governments or by companies organized in foreign countries. However, investments in both of these types of securities on a combined basis generally will not exceed 20% of the value of the Fund's assets. See "Investment Risks -- Foreign Securities" below.

   The Fund may also invest in zero coupon and "pay-in-kind" securities.

   If Back Bay Advisors expects a rising trend in interest rates, it may shift the Fund's portfolio into shorter-term debt securities and domestic money market instruments whose prices might not be affected as much by an increase in interest rates. During those periods, or other periods when market conditions temporarily warrant a more defensive strategy, or in order to meet redemptions or pending investments, the Fund may invest an unlimited portion of its assets in U.S. Government Securities; certificates of deposit, bankers' acceptances and other obligations of U.S. banks with deposits of at least $2 billion at the close of the last calendar year; commercial paper that is rated in the two highest categories of Moody's or S&P; short-term fixed-income securities that are rated within the three highest categories of Moody's or S&P; and repurchase agreements with financial institutions deemed creditworthy by Back Bay Advisors. Investment in such instruments may result in a lower current yield and would tend to limit appreciation possibilities.

   The Fund may lend portfolio securities amounting to not more than 10% of its assets to securities dealers. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations and the Fund is delayed in or prevented from recovering the collateral. Part II of the Statement provides more detail on these transactions.

*  TAX EXEMPT INCOME FUND
   The Fund will normally invest at least 80% of its net assets in tax exempt bonds. This is a fundamental policy. The issuers of tax exempt bonds are generally states and local governments and their agencies, authorities and other instrumentalities. Securities purchased by the Fund will be largely of investment grade quality. Immediately after the purchase of any investment, at least 85% of the Fund's assets will consist of securities rated AAA, AA, A or BBB by S&P, Aaa, Aa, A or Baa by Moody's or unrated but determined by the Fund's adviser to be of comparable quality to securities in those rating categories. The other 15% of the Fund's assets may be invested in securities rated below investment grade (below BBB or Baa) or unrated but determined by the investment adviser to be of comparable quality. Bonds rated BBB or Baa are considered investment grade but may have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of issuers of these bonds to make principal and interest payments than is the case with higher grade bonds. If an investment rated BBB or Baa is down-graded by a major rating agency, the adviser will consider whether the investment remains appropriate for the Fund. The Fund may invest in bonds rated in the lowest rating categories, D by S&P or C by Moody's. These classes of bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing. The Fund may invest in securities of any maturity.

   The Fund may also purchase and sell interest rate futures contracts and tax exempt bond index futures contracts and may write and purchase related options. Transactions involving futures and options on futures may help to reduce the volatility of the Fund's net asset value and the writing of options on futures may yield additional income for the Fund, but these results cannot be assured. Income from options and futures transactions is not tax-exempt.

   Although the yield of a tax exempt fund generally will be lower than that of a taxable income fund, the net after-tax return to investors may be greater. The table below illustrates what tax free investing can mean for you. It shows what you must earn from a taxable investment to equal a tax-free yield ranging from 4% to 6%, under current federal tax rates.
   You can see that as your tax rate goes up, so do the benefits of tax-free income. For example, a married couple with a taxable income of $40,000 filing a joint return would have to earn a taxable yield of 8.33% to equal a tax-free yield of 6.0%.
   This example and the following table do not take into account the effect of state or local income taxes, if any, or federal income taxes on social security benefits which may arise as a result of receiving tax exempt income, or the federal alternative minimum tax that may be payable to the extent that Fund dividends are derived from interest on "private activity" bonds (see below). Also, a portion of the Fund's distributions may consist of ordinary income or short-term or long-term capital gains and will be taxable to you as such.

TAX FREE INVESTING
                       Taxable and Tax-Free Yields

TAXABLE INCOME                                     IF TAX EXEMPT YIELD IS
                                        FEDERAL    ------------------------------------------
SINGLE               JOINT              MARGINAL     4.0%     4.5%     5.0%     5.5%     6.0%
RETURN ($)           RETURN ($)         TAX RATE   THEN THE EQUIVALENT TAXABLE YIELD WOULD BE:
----------------------------------------------------------------------------------------------

      0 -  23,350          0 -  39,000    15.00%    4.71%    5.29%    5.88%    6.47%    7.06%
 23,351 -  56,550     39,001 -  94,250    28.00%    5.56%    6.25%    6.94%    7.64%    8.33%
 56,551 - 117,950     94,251 - 143,600    31.00%    5.80%    6.52%    7.25%    7.97%    8.70%
117,951 - 256,500    143,601 - 256,500    36.00%    6.25%    7.03%    7.81%    8.59%    9.38%
256,501 and more     256,501 and more     39.60%    6.62%    7.45%    8.28%    9.11%    9.93%

Under the Internal Revenue Code (the "Code"), the interest on so-called "private activity" bonds is an item of tax preference, which, depending on the shareholder's particular tax situation, might subject the shareholder to an alternative minimum tax with a maximum rate of 28%. The Fund intends to invest in "private activity" bonds when, in the judgment of the Fund's adviser, the yield and availability of such bonds makes them a more attractive investment for the Fund than other types of bonds, the interest of which is not subject to the possible incidence of the federal alternative minimum tax. Normally, the Fund's investments in "private activity" bonds, together with investments in cash or taxable money market securities, will not exceed 20% of its net assets, although the Fund may invest more than 20% of its net assets in cash or taxable money market securities for defensive purposes in order to meet redemptions or pending investments. The interest on tax exempt bonds issued after certain dates in 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain
requirements   concerning  the  use  of  bond  proceeds  and  the application of earnings on bond proceeds.

*  U.S. AND FOREIGN GOVERNMENT SECURITIES
   Different types of U.S. and Foreign Government Securities have different kinds of government support. U.S. Government Securities include securities backed by the full faith and credit of the U.S. Government, as well as many other securities that are not full faith and credit obligations. For example, obligations of the Federal Home Loan Banks are supported by the right of the issuer to borrow from the U.S. Treasury, and obligations of the Federal Home Loan Mortgage Corporation
   (the "FHLMC") and the Federal  National  Mortgage Association   (the
   "FNMA") are supported only by the credit of those corporations. Similarly, obligations of foreign governmental entities include obligations issued or guaranteed by governments with taxing power or by their agencies. Some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision (such as a province of Canada) and some are not. For example, Foreign Government Securities include securities issued by corporations which have been charged with a public purpose and a majority of whose outstanding equity securities are owned by a foreign government or government agency. Such securities may be supported only by the credit of the issuing corporation and not by that of the government or agency.

   In addition to investing directly in U.S. and Foreign Government Securities, the Government Securities and Strategic Income Funds may purchase "stripped" securities evidencing undivided ownership interests in interest payments or principal payments, or both, on U.S. and Foreign Government Securities. These investments may be more volatile than other types of U.S. or Foreign Government Securities.

*  FOREIGN CURRENCY EXCHANGE TRANSACTIONS
   The Funds that may invest in securities denominated in foreign currencies or traded in foreign markets may engage in related foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future portfolio holdings are denominated or quoted. Foreign currency transactions involve costs and may result in losses.
   See Part II of the Statement for more information.

*  ADDITIONAL INFORMATION
   Each Fund may purchase securities for its portfolio on a "when-issued" basis. This means that the Fund will enter into the commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered.

   The Funds, consistent with their investment objectives, attempt to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic market conditions and trends. The Government Securities and Strategic Income Funds also invest to take advantage of what are believed to be temporary disparities in the yields of the different segments of the market for U.S. Government Securities. These policies may result in higher turnover rates in the Funds' portfolios which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit any Fund's adviser's or, in the case of the Strategic Income Fund, subadviser's investment discretion in managing the Fund's assets.

   Although it is not possible to predict the portfolio turnover rate with certainty, Loomis Sayles expects the Strategic Income Fund's portfolio turnover rate will usually not exceed an annual rate of 150%. A turnover rate in excess of 100% may be considered high.

   Recent portfolio turnover rates for all other Funds are set forth above under "Financial Highlights."

   Each Fund may enter into repurchase agreements, under which a Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal credit risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.


                            Investment Risks

It is important to understand the following risks inherent in a Fund before you invest.

*  FIXED-INCOME SECURITIES (ALL FUNDS)
   The Funds invest principally in fixed-income securities. Because interest rates vary, it is impossible to predict the income of a Fund for any particular period. The net asset value of your shares will vary as a result of changes in the value of the bonds and other securities in a Fund's portfolio.

   Fixed-income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. Generally, rising interest rates correlate with falling security values. Credit risk relates to the ability of the issuer to make payments of principal and interest. In the case of tax exempt bonds, the issuer may make these payments from money raised through a variety of sources, including (1) the issuer's general taxing power, (2) a specific type of tax such as a property tax, or (3) a particular facility or project such as a highway. The ability of an issuer of tax exempt bonds to make these payments could be affected by litigation, legislation or other political events, or the bankruptcy of the issuer. U.S. Government Securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities.

* LOWER RATED FIXED-INCOME SECURITIES (STRATEGIC INCOME FUND, BOND INCOME FUND, HIGH INCOME FUND AND TAX EXEMPT INCOME FUND)
   Lower rated fixed-income securities and corporate fixed-income securities generally provide higher yields than U.S. Government and many Foreign Government Securities, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a fund investing in lower rated fixed-income securities may be more dependent on the investment adviser's or subadviser's own credit analysis than is the case for higher quality bonds. The market for lower rated fixed-income securities may be more severely affected than some other financial markets
   by  economic  recession  or  substantial   interest  rate increases,  by
   changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult. During the fiscal year ended December 31, 1994, 15% of the average month-end net assets of the Bond Income Fund was invested in fixed-income securities rated in the rating category just below investment grade (BB/Ba). The composition of the High Income Fund for the fiscal year ended December
   31,  1994 is  summarized  in Appendix B to this prospectus.

* FOREIGN SECURITIES (STRATEGIC INCOME FUND, BOND INCOME FUND AND HIGH INCOME FUND)
   Foreign Government Securities and foreign corporate securities present risks not associated with investments in U.S. Government or corporate securities.

   Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Strategic Income Fund, the Bond Income Fund and the High Income Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

   In addition, although a Fund's income may be received or realized in foreign currencies, a Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after a Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

   There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees in some circumstances may be higher than in the United States. With respect to certain foreign countries, there is a possibility of expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations. A Fund may have limited legal recourse should a foreign government be unwilling or unable to repay the principal or interest owed.

   The Strategic Income Fund will invest all or any portion of its assets in the securities of emerging markets. Investments in emerging markets include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments as discussed above) may include, among others, greater
   political  uncertainties,  an economy's   dependence  on  revenues  from
   particular   commodities  or  on international aid or development
   assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

   In addition, the Funds may invest in securities issued by supranational agencies. Supranational agencies are those agencies whose member nations determine to make capital contributions to support the agencies' activities, and include such entities as the International Bank of Reconstruction and Development (the World Bank), the Asian
   Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.
   In determining whether to invest in securities of foreign issuers, the adviser of each Fund will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the Fund's net income available for distribution to shareholders.

* MORTGAGE-RELATED SECURITIES (ALL FUNDS EXCEPT TAX EXEMPT INCOME FUND) Mortgage-related securities, such as GNMA or FNMA certificates, differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if a Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If a Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

   An ARM, like a traditional mortgage security, is an interest in a pool of mortgage loans that provides investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

*  ASSET-BACKED SECURITIES (LIMITED TERM U.S. GOVERNMENT FUND)
   The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, assets such as automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure. Generally the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio which includes high-yielding assetbacked securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

*  COLLATERALIZED MORTGAGE OBLIGATIONS (ALL FUNDS EXCEPT TAX EXEMPT INCOME
   FUND)
   A CMO is a security backed by a portfolio of mortgages or mortgage securities held under an indenture. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. Government or an agency or instrumentality thereof. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.

* "STRIPPED" SECURITIES (GOVERNMENT SECURITIES AND STRATEGIC INCOME FUNDS) Stripped securities are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or Foreign Government Securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. Government or its agencies and are backed by fixed-rate mortgages. The Funds intend to abide by the staff's position. Stripped securities may be considered derivative securities.

* ZERO COUPON SECURITIES (ALL FUNDS EXCEPT ADJUSTABLE RATE FUND); PAY-IN-KIND SECURITIES (HIGH INCOME AND STRATEGIC INCOME FUNDS)
   Zero coupon securities are issued at a significant discount from face value and pay interest only at maturity, rather than at intervals during the life of the security. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. The prices of pay-in-kind or zero coupon securities may react more strongly to changes in interest rates than the prices of many other securities. The Funds are required to accrue and distribute income from pay-in-kind and zero coupon securities on a current basis, even though the Funds will not receive the income currently in cash. Thus a Fund may have to sell other investments to obtain cash needed to make income distributions.

*  WHEN-ISSUED SECURITIES (ALL FUNDS)
   If the value of a "when-issued" security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. Each Fund will maintain liquid high grade assets in a segregated account in an amount sufficient to satisfy its outstanding obligations to buy securities on a "when-issued" basis.

* OPTIONS AND FUTURES (GOVERNMENT SECURITIES, LIMITED TERM U.S. GOVERNMENT, STRATEGIC INCOME AND TAX EXEMPT INCOME FUNDS)
   Except as otherwise noted, the following discussion applies to the Government Securities Fund, the Limited Term U.S. Government Fund, the Strategic Income Fund and the Tax Exempt Income Fund. The Government Securities, Strategic Income, Tax Exempt Income and Limited Term U.S. Government Funds may engage in a variety of transactions involving the use of options and futures with respect to U.S. or Foreign Government Securities, corporate fixed-income securities (in the case of the Strategic Income Fund) or tax-exempt bonds or indices thereof (in the case of the Tax Exempt Income Fund) for purposes of hedging against changes in interest rates. There is no assurance that these hedging strategies will be effective. Futures are subject to potentially unlimited loss. Expenses and losses resulting from hedging strategies will reduce the Funds' current returns.

   No Fund will engage in options and futures transactions for leverage. No Fund will purchase or sell futures contracts or related options if as a result the sum of the initial margin deposits on the Fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's assets.

   As described in Part II of the Statement, over-the-counter options involve certain special risks (including liquidity and credit risks) not necessarily present with exchange-listed options. The staff of the SEC takes the position that over-the-counter options and assets used to cover such options written by a fund are "illiquid" except in certain limited circumstances.

   The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments by the Strategic Income Fund in options and futures in foreign markets are subject to many of the same risks as are the Fund's other foreign investments. See "Foreign Securities" above.

   For further information, see "Options and Futures" in Part II of the Statement.

*  RULE 144A SECURITIES (STRATEGIC INCOME FUND)
   Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are
   treated as  illiquid,   unless  the  subadviser  has  determined,   under
   guidelines established by the trustees of New England Funds Trust I, that the particular issue of Rule 144A securities is liquid. Investment in illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time.


                             Fund Management

NEFM, 399 Boylston Street, Boston, Massachusetts 02116, a newly organized investment adviser, is the investment adviser of the Strategic Income Fund and has entered into subadvisory arrangements for this Fund with Loomis Sayles. Founded in 1926, Loomis Sayles, One Financial Center, Boston, Massachusetts 02116, is one of the country's oldest and largest investment counsel firms. Daniel Fuss, Managing Partner, Executive Vice President and Director of Loomis Sayles and Vice President of New England Funds Trust I, has served as the Strategic Income Fund's portfolio manager since the Fund's inception in May 1995. Mr. Fuss joined Loomis Sayles in 1976. NEFM oversees, evaluates and monitors the subadvisory services provided to the Fund and furnishes general business management and administration to the Fund. NEFM has not previously served as investment adviser to a mutual fund.

The investment adviser of the other Funds is Back Bay Advisors, 399 Boylston Street, Boston, Massachusetts 02116. Back Bay Advisors provides
discretionary investment   management   services  to  mutual  funds  and
other institutional investors. Formed in 1986, Back Bay Advisors now manages 15 mutual fund portfolios and a total of over $6 billion of securities. Eric N. Gutterson, Vice President of Back Bay Advisors and each of the Trusts, has served as the portfolio manager of the Government Securities Fund and Limited Term U.S. Government Fund since April 1994. J. Scott Nicholson, Senior Vice President of
Back Bay Advisors and Vice President of each of the Trusts, has served as the Adjustable Rate Fund's portfolio manager since the Fund's inception in October 1991. Catherine L. Bunting, Senior Vice President of Back Bay Advisors and Vice President of New England Funds Trust I, has served as the Bond Income Fund's portfolio manager since 1989. Charles G. Glueck, Jr., Senior Vice President of Back Bay Advisors and Vice President of each of the Trusts, has served as the High Income Fund's portfolio manager since 1988. Nathan R. Wentworth, Vice President of Back Bay Advisors and New England Funds Trust I, has served as the Tax Exempt Income Fund's portfolio manager since 1983. Each of the foregoing persons has been employed by Back Bay Advisors for at least five years.

The Strategic Income Fund pays NEFM a management fee at the annual rate of 0.65% of the first $200 million of the Fund's average daily net assets and 0.60% of such assets in excess of $200 million. NEFM pays Loomis Sayles for providing subadvisory services to the Fund 0.35% of the first $200 million of the average daily net assets of the Fund and 0.30% of such assets in excess of $200 million.

Under an expense deferral arrangement which NEFM and Loomis Sayles may terminate at any time, NEFM and Loomis Sayles have agreed to waive advisory and subadvisory fees until further notice, subject to the obligation of the Fund to pay NEFM such fees to the extent that, the Fund's expenses fall below the annual rate of 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares; provided however in any period, that the Fund is not obligated to pay any fees waived by NEFM and Loomis Sayles more than two years after the end of the fiscal year in which such fee was waived. Any expenses deferred while the voluntary waiver was in place can never be charged to the Fund unless the Fund's expenses fall below the limit of 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares.

In 1994, the Government Securities Fund, the Limited Term U.S. Government Fund, the Bond Income Fund and the Tax Exempt Income Fund paid Back Bay Advisors for its services as investment adviser 0.65%, 0.63%, 0.45% and 0.43% of the Funds' respective average daily net assets.

At no additional cost to the Fund, Loomis Sayles acts as sub-adviser to the Tax Exempt Income Fund and regularly furnishes advice and statistical and research information to Back Bay Advisors for use in advising that Fund. For its services, Loomis Sayles receives a fee, to be paid by Back Bay Advisors not less often than quarterly, equal to 40% of the compensation paid by the Fund to Back Bay Advisors on the first $10,000,000 of Fund net assets, 30% of the compensation paid on the next $10,000,000 of Fund net assets and 20% of the compensation paid on Fund net assets in excess of $20,000,000. For the fiscal year ended December 31, 1994, this fee amounted to 0.09% of the Fund's average daily net assets.

Back Bay Advisors has voluntarily agreed, until further notice to the High Income Fund, to reduce its management fee and, if necessary, to bear certain expenses associated with operating the Fund in order to limit the Fund's expenses to an annual rate of 1.60% of the average daily net assets of the Fund's Class A shares and 2.25% of the Fund's Class B shares.

Back Bay Advisors and the Distributor have voluntarily agreed, until further notice to the Adjustable Rate Fund, to reduce the administrative services fees and, if necessary, to bear certain expenses associated with operating the Fund, in order to limit the Fund's expenses to the annual rate of 0.70% of the Fund's average daily net assets for Class A shares and 1.45% for Class B shares. In the absence of the fee waiver, the Fund's expenses would have been 0.88% of the Fund's average daily net assets for Class A shares and 1.63% for Class B shares.

If any of the voluntary fee reductions described above are terminated, the prospectus of the affected Fund will be supplemented.

The general partners of each of Back Bay Advisors, Loomis Sayles, NEFM and the Distributor are special purpose organizations that are indirect, wholly-owned subsidiaries of NEIC. NEIC's sole general partner, New England
Investment Companies, Inc., is a wholly-owned subsidiary of New England Mutual Life Insurance Company ("The New England").

In placing portfolio transactions for the Funds, Back Bay Advisors and, in the case of the Strategic Income Fund, Loomis Sayles, seek the most favorable price and execution available. Subject to this policy, Back Bay Advisors may consider sales of shares of the Funds as a factor in the selection of broker-dealers.

In addition to selecting and reviewing the investments of the respective Funds, Back Bay Advisors or Loomis Sayles, in the case of the Strategic Income Fund, provides executive and other personnel for the management of the Trusts. Each Trust's Board of Trustees supervises the affairs of that Trust.

Under agreements between Back Bay Advisors or NEFM, in the case of the Strategic Income Fund, and either the Distributor or New England Securities Corporation ("New England Securities"), an affiliate of the Distributor , Back Bay Advisors or NEFM pays the Distributor or New England Securities to provide certain administrative services to all of the Funds except the Adjustable Rate Fund. The Distributor provides the Adjustable Rate Fund with office space, facilities and equipment, services of executive and other personnel and certain administrative services, all under an Administrative Services Agreement directly with the Fund. Under this agreement, the Fund pays the Distributor a fee at the annual rate of 0.15% of the first $200 million of the Fund's average daily net assets, 0.135% of the next $300 million of such assets and 0.12% of such assets in excess of $500 million (before any voluntary fee waiver). In addition, pursuant to rules of the SEC, the Funds may pay brokerage commissions to New England Securities on purchases and sales of securities for the portfolio of the Funds.

                           Buying Fund Shares
MINIMUM INVESTMENT
$2,500 is the minimum for an initial investment in any Fund and $50 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:


* $25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, 403(b) retirement plans and certain other retirement plans.

*  $50 for automatic investing through the Investment Builder program.

* $250 for retirement plans with tax benefits such as corporate pension and profit sharing plans, IRAs and Keogh plans.

* $1,000 for accounts registered under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

* $1,000 (per Fund) for Portfolio 1,2,3, investment programs and New England Funds All Weather Portfolio. Subsequent investment minimums are $50 per Fund. See Part II of the Statement.

6 WAYS TO BUY FUND SHARES

You may purchase Class A, Class B and (in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds) Class C shares of the Funds in the following ways:

[LOGO]  THROUGH YOUR INVESTMENT DEALER:

Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

[LOGO]  BY MAIL:

FOR AN INITIAL INVESTMENT, simply complete an application and return it, with a check payable to New England Funds, to P.O. Box 8551, Boston, MA 02266-8551. Proceeds of redemptions of Fund shares purchased by check may not be available for up to ten days after the purchase date.

FOR SUBSEQUENT INVESTMENTS, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478.


USING TELE#FACTS 1-800-346-5984 TELE#FACTS IS NEW ENGLAND FUNDS' AUTOMATED SERVICE SYSTEM THAT GIVES YOU 24-HOUR ACCESS TO YOUR ACCOUNT. THROUGH YOUR TOUCH-TONE TELEPHONE, YOU CAN RECEIVE YOUR CURRENT ACCOUNT BALANCE, YOUR LAST FIVE TRANSACTIONS, FUND PRICES AND RECENT PERFORMANCE INFORMATION. YOU CAN ALSO PURCHASE, SELL OR EXCHANGE CLASS A SHARES OF ANY NEW ENGLAND FUND. FOR A FREE BROCHURE ABOUT TELE#FACTS INCLUDING A CONVENIENT WALLET CARD, CALL US AT 1-800225-5478.


[LOGO]  BY WIRE TRANSFER OF FEDERAL FUNDS:

FOR AN INITIAL INVESTMENT, call us at 1-800-225-5478 between 8:00 a.m. and 6:00 p.m. (Eastern time) to obtain an account number and wire transfer instructions. FOR SUBSEQUENT INVESTMENTS, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit Fund (Fund name and Class of shares), Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time). Your bank may charge a fee for this service.

[LOGO]  BY INVESTMENT BUILDER:

Investment Builder is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

FOR AN INITIAL INVESTMENT, please indicate that you would like to begin an automatic investment plan through Investment Builder. Indicate the amount of the monthly investment on the enclosed application and enclose a void check or deposit slip from your bank account.

TO  ADD  INVESTMENT   BUILDER  TO  AN  EXISTING  ACCOUNT,   please  call  us
at 1-800-225-5478 for a Service Options form.

[LOGO]  BY ELECTRONIC PURCHASE THROUGH ACH:

You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

To purchase through ACH, call us at 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time) for instructions or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. If you purchase your shares through ACH, you will receive the net asset value next determined after your order is received.

Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

[LOGO]  BY EXCHANGE FROM ANOTHER NEW ENGLAND FUND:

You may also purchase shares of a Fund by exchanging shares from another New England Fund. Please see "Exchanging Among New England Funds" for complete details.

GENERAL
All purchase orders are subject to acceptance by the Funds and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank and Trust Company ("State Street Bank") (except orders received by your investment dealer before the close of trading on the New York Stock Exchange (the "Exchange") and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day, which will be effected at the net asset value determined on that day). Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of sales of shares.

Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from New England Funds, L.P. The Funds' "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B or Class C shares.

If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

TO MAKE INVESTING EVEN EASIER, YOU CAN ALSO ORDER PERSONALIZED INVESTMENT SLIPS BY CALLING 1-800-225-5478.


SALES CHARGES

Each Fund offers two (or three in the case of the Limited Term U.S. Government Fund, Strategic Income Fund and the Bond Income Fund) classes of shares to the general public:

CLASS A SHARES

Class A shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee. The current sales charges are:

GOVERNMENT SECURITIES FUND
STRATEGIC INCOME FUND
BOND INCOME FUND
TAX EXEMPT INCOME FUND
HIGH INCOME FUND

                      SALES CHARGE AS A % OF   DEALER'S
                      ----------------------   CONCESSION
VALUE OF                         NET           AS % OF
TOTAL                 OFFERING   AMOUNT        OFFERING
INVESTMENT            PRICE      INVESTED      PRICE
--------------------------------------------------------
Less than
$100,000              4.50%      4.71%         4.00%
--------------------------------------------------------
$100,000 -
$249,999              3.50%      3.63%         3.00%
--------------------------------------------------------
$250,000 -
$499,999              2.50%      2.56%         2.15%
--------------------------------------------------------
$500,000 -
$999,999              2.00%      2.04%         1.70%
--------------------------------------------------------
$1,000,000 or more    None       None            *

LIMITED TERM U.S. GOVERNMENT FUND
                      SALES CHARGE AS A % OF   DEALER'S
                      ----------------------   CONCESSION
VALUE OF                         NET           AS % OF
TOTAL                 OFFERING   AMOUNT        OFFERING
INVESTMENT            PRICE      INVESTED      PRICE
--------------------------------------------------------
Less than
$100,000              3.00%      3.09%         2.70%
--------------------------------------------------------
$100,000 -
$249,999              2.50%      2.56%         2.15%
--------------------------------------------------------
$250,000 -
$499,999              2.00%      2.04%         1.70%
--------------------------------------------------------
$500,000 -
$999,999              1.25%      1.27%         1.00%
--------------------------------------------------------
$1,000,000 or more    None       None            *

ADJUSTABLE RATE FUND

                      SALES CHARGE AS A % OF   DEALER'S
                      ----------------------   CONCESSION
VALUE OF                         NET           AS % OF
TOTAL                 OFFERING   AMOUNT        OFFERING
INVESTMENT            PRICE      INVESTED      PRICE
--------------------------------------------------------
Up to $999,999        1.00%      1.01%         0.85%
--------------------------------------------------------
$1,000,000 or more    None       None            *

* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases of the Funds (except the Adjustable Rate Fund) a commission of up to the following amounts: 1% on the first $2 million invested; .80% on the next $1 million; .20% on the next $2 million;
  and .08% on the excess over $5 million. The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases of the Adjustable Rate Fund a commission of up to the following amounts: 0.50% on the first $3 million invested; 0.20% on the next $2 million; and 0.08% on the excess over $5 million. These commissions are not payable if the purchase represents the reinvestment of a redemption from any New England Fund during the previous 12 calendar months.

CONTINGENT DEFERRED SALES CHARGE (CLASS A SHARES ONLY). For purchases of $1,000,000 or more of Class A shares in the Funds, a CDSC at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions of Class A shares purchased within one year before the redemption. If an exchange is made to Class A shares of any of the New England Cash Management Trust Money Market Series or U.S. Government Series or the New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when
an exchange is made back into Class A   shares of a series of the Trusts. For
purposes of the CDSC, it is assumed that the Class A shares held the longest are the first to be redeemed. No CDSC applies to a redemption of Class A shares followed by a reinvestment effected within 30 days after the date of redemption.

CLASS B SHARES
Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.25% annual service fee, a 0.75% annual distribution fee for eight years (at which time they automatically convert to Class A shares) and to a CDSC if they are redeemed within five years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of any series of the Trusts. If the exchange is made to Class B shares of a Money Market Fund, then the holding period stops and will resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies on the redemptions, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares of the same fund purchased with reinvested dividends or capital gains distributions.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge:


                         CONTINGENT DEFERRED
                          SALES CHARGE AS A
                         PERCENTAGE OF DOLLAR
YEAR SINCE PURCHASE    AMOUNT SUBJECT TO CHARGE
-------------------    -----------------------
  1st ........................... 4%
  2nd ........................... 3%
  3rd ........................... 3%
  4th ........................... 2%
  5th ........................... 1%
thereafter   .................... 0%

Year one ends one year after the day on which the purchase was accepted and so on.

The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations.
See "Sales Charges -- General" below. At the time of sale, the Distributor pays investment dealers a commission of 3.75% on purchases of Class B shares of the Government Securities, Strategic Income, Bond Income, High Income and Tax Exempt Income Funds and 2.75% on purchases of the Class B shares of the Limited Term U.S. Government and Adjustable Rate Funds and advances the first year's service fee (up to 0.25%) on purchases of the Funds' Class B shares.

CLASS C SHARES
Class C shares are offered at net asset value, without an initial sales charge or CDSC; are subject to a 0.25% annual service fee and a 0.75% annual distribution fee; and do not convert into another class.

CLASS Y SHARES
The Government Securities Fund, the Limited Term U.S. Government Fund, the Adjustable Rate Fund, the Strategic Income Fund and the Bond Income Fund offer an additional class of shares (which are not available to the general public) to qualified investors. See "Additional Facts About the Funds" below.

DECIDING WHICH CLASS TO PURCHASE
The decision as to whether Class A, Class B or (in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds) Class C shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B shares as a Class A order. Any order of $1 million or more for Class C shares will be treated as an order for Class A shares, unless you indicate on the relevant section of your application that you have been informed of the relative advantages and disadvantages of Class A and Class C shares. Investors making smaller investments might consider Class B or Class C shares because 100% of the purchase is invested immediately. Investors making smaller investments who anticipate redeeming their shares within five years may find Class C shares more favorable than Class B shares, because Class B shares are subject to a CDSC on redemptions made within five years after purchase. Class B shares are more favorable than Class C shares for investors who anticipate holding their investment for more than eight years since Class B shares convert to Class A shares (and thus bear lower ongoing fees) after eight years. Consult your investment dealer for advice applicable to your particular circumstances.

GENERAL
NO CDSC ON ANY CLASS OF SHARES APPLIES in connection with (1) redemptions by retirement plans qualified under Code Sections 401(a) or 403(b)(7) when such redemptions are necessary to make distributions to plan participants; (2) distributions from an IRA due to death, disability or a tax-free return of an excess contribution; (3) distributions by other employee benefit plans to pay benefits; and (4) distributions by a
Section 401(a) plan due to death. For 403(b)(7) and IRA accounts established before January 3, 1995, the CDSC is waived for redemptions made after attainment of age 59 1/2. The CDSC is waived for redemptions made to make required minimum distributions after attainment of age 70 1/2 for 403(b)(7) and IRA accounts established on or after January 3, 1995.

There is also no CDSC on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. In addition, there is no CDSC on certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Systematic Withdrawal Plan" below.

The Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between your investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of a Trust to another series of a Trust is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a fund's shares.

The Distributor may, at its expense, pay investment dealers who sell new amounts of shares of the Funds at net asset value to eligible governmental authorities .025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. The same compensation schedule applies to sales of $250,000 or more of shares of the Adjustable Rate Fund and $5 million or more of shares of the Limited Term U.S. Government Fund to trust companies, bank trust departments, corporations and credit unions as described below under "Reduced Sales Charges." These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any series of the Trusts or if the account is not registered in the name of the beneficial owner. The CDSC is not applicable to these sales.
The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Funds. In some instances these incentives are provided to certain dealers who achieve sales goals or who have sold or may sell significant amounts of shares. New England Funds, L.P., from time to time, may provide financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U.S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources, gift certificates or vouchers through membership in the New England Funds Flagship Club.
The  participation  of representatives  in  such  incentive  programs  is  at
the  discretion  of  the broker-dealer  or  financial   institution  with
which  the  representative  is associated.

REDUCED SALES CHARGES
(CLASS A SHARES ONLY)

* LETTER OF INTENT -- if aggregate purchases of all series and classes of the
   Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

* Combining Accounts -- Purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

* UNIT HOLDERS OF UNIT INVESTMENT TRUSTS -- unit investment trust distributions of less than $1 million may be invested in shares of the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

* SHARES OF THE ADJUSTABLE RATE FUND AND LIMITED TERM U.S. GOVERNMENT FUND MAY BE PURCHASED AT NET ASSET VALUE, without payment of sales charge or CDSC, by trust companies and bank trust departments for funds over which they exercise discretionary investment authority and which they hold in a fiduciary, agency, custodial or similar capacity, by corporations that purchase shares for their own account and by credit unions provided that the amount invested is $250,000 or more in the case of the Adjustable Rate Fund and $5 million or more in the case of the Limited Term U.S. Government Fund.

* ELIGIBLE GOVERNMENTAL AUTHORITIES -- no sales charge or CDSC applies to investments by any state, county or city or any instrumentality, department, authority or agency thereof, that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

* CLIENTS OF AN ADVISER OR SUBADVISER (AFFILIATED WITH NEIC) -- no sales charge or CDSC applies to investments of $100,000 or more in the Funds by
   (1) clients of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts; and the parents, spouses and children of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype Plan document of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

* Shares of the Funds may be purchased at net asset value with no sales charge or CDSC by advisory accounts through investment advisers that are registered under the Investment Advisers Act of 1940 and affiliated with broker-dealers.

* There is no sales charge or CDSC on investments by 401(a), 401(k), 457 or 403(b) plans that have total investment assets equal to or in excess of $5 million.

* There is no sales charge, CDSC or initial investments minimum on investments by certain current and retired employees of the Trusts' investment advisers and subadvisers (affiliated with NEIC), the Distributor, The New England or any other company affiliated with The New England; current and former directors and trustees of the Trusts, The New England or their predecessor companies; agents and general agents of The New
   England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of any of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons and any separate account of The New England or of any insurance company affiliated with The New England.

* Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of any series of the Trusts at net asset value and without the imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

                           Owning Fund Shares

EXCHANGING AMONG NEW ENGLAND FUNDS

CLASS A SHARES
Except as indicated in the next two sentences, you may exchange Class A shares of any series of the Trusts (and Class A shares of the Money Market Funds acquired through exchanges from any of the series of the Trusts) for the Class A shares of any other series of the Trusts (except New England Growth Fund, which is subject to special eligibility restrictions) without paying a sales charge.
Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (and shares of the Money Market Funds acquired through exchanges of such shares) may be exchanged for shares of the Funds at net asset value only if you have held them for at least six months; otherwise, sales charges apply to the exchange. If you exchange your Class A shares of the Adjustable Rate Fund for shares of another fund that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the fund into which you are exchanging. In addition, you may redeem Class A shares of any Money Market Fund that were not acquired through exchanges from any series of the Trusts and have the proceeds directly applied to the purchase of Fund shares at the applicable sales charge.

CLASS B SHARES.
You may exchange Class B shares of any Fund or series of the Trusts (and Class B shares of the Money Market Funds or Class A shares of the Money Market Funds which have not been subject to a previous sales charge) for Class B shares of any other series of the Trusts (except New England Growth Fund). Such exchanges will be made at the next determined net asset value of the shares. Class B shares will automatically convert on a tax- free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges -- Class B Shares" above.

CLASS C SHARES.
You may exchange Class C shares of the Limited Term U.S. Government Fund, Strategic Income Fund or Bond Income Fund for Class C shares of any other series of the Trusts which offers Class C shares or for Class A shares of the Money Market Funds.

AUTOMATIC EXCHANGE PLAN

THE FUNDS HAVE AN AUTOMATIC EXCHANGE PLAN UNDER WHICH SHARES OF A CLASS OF A FUND ARE AUTOMATICALLY EXCHANGED EACH MONTH FOR SHARES OF THE SAME CLASS OF OTHER SERIES IN THE TRUSTS (OTHER THAN NEW ENGLAND GROWTH
FUND, WHICH IS AVAILABLE ONLY TO CERTAIN ELIGIBLE INVESTORS). THE MINIMUM MONTHLY EXCHANGE AMOUNT UNDER THE PLAN IS $50. THERE IS NO FEE FOR
EXCHANGES MADE PURSUANT TO THIS PROGRAM, BUT THERE MAY BE A SALES CHARGE AS DESCRIBED ON THIS PAGE. SHARES OF THE ADJUSTABLE RATE FUND THAT ARE SUBJECT TO A DIFFERENTIAL SALES CHARGE AS DESCRIBED ON THIS PAGE MAY NOT PARTICIPATE IN THIS PROGRAM.

TO MAKE AN EXCHANGE, please call 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time), write to New England Funds or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. The exchange must be for a minimum of $500 (or the total net asset value of your account, whichever is less), except that under the Automatic Exchange Plan, the minimum is $50. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

FUND DIVIDEND PAYMENTS

Each Fund declares dividends daily and pays them monthly. Each Fund pays as dividends substantially all net investment income (tax exempt and taxable income other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). Each Fund pays short-term capital gains annually. The trustees of the Trusts may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of a Fund shortly before it declares a dividend you should be aware that a portion of the purchase price may be returned to you as a taxable dividend.

You have the option to reinvest all distributions in additional shares of the same class of the Fund or in shares of the same class of other series of the Trusts, to receive distributions from ordinary income in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of other series of the Trusts or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

DIVIDEND DIVERSIFICATION PROGRAM
You may also establish a dividend diversification program that allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. For Class A shareholders, investments will be made at the appropriate offering price, which may include a sales charge. For Class B shareholders, shares acquired through this program will be subject to a CDSC if they are redeemed from the account. Dividends will be invested in the selected fund's shares on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in
the purchased  fund is being  established,  the purchased   fund's  minimum
investment   requirements   must  be  met.  Before
establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fund's prospectus.

                           Selling Fund Shares

5 WAYS TO SELL FUND SHARES

[LOGO]

THROUGH YOUR INVESTMENT DEALER:

Call your authorized investment dealer for information.

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BY TELEPHONE:

You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, Class A, Class B and Class C shares may be redeemed by calling 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time). Class A shares only may also be redeemed by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. Redemption requests accepted after the Exchange has closed (4:00 p.m. Eastern time) will be processed at the next- determined net asset value. The proceeds (LESS ANY APPLICABLE CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record -- Shares may be redeemed by calling 1-800-2255478 and requesting that a check for the proceeds (LESS ANY APPLICABLE
CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to you on the business day after your redemption request is received.

Through ACH -- Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 prior to 3:00 p.m. (Eastern time) on a day when the Fund is open for business or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. If your telephone call is made to Tele#Facts before 4:00 p.m., the redemption will be processed the day the call is made, unless it is a day when the Exchange closes before 4:00 p.m. and your call is made after the Exchange closes. The proceeds (LESS ANY APPLICABLE CDSC) generally will arrive at your bank within three business days; their availability will depend on your bank's particular rule. If you have recently purchased your shares through the ACH system, the Funds may withhold redemption proceeds until the funds have cleared, which may take up to ten days.

[LOGO]

BY MAIL:

You may redeem your shares at their net asset value (LESS ANY  APPLICABLE
CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which you are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner (s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Funds recommend that certificates be sent by registered mail.

[LOGO]

BY CHECK:

Checkwriting is available on Class A shares of the Limited Term U.S. Government and Adjustable Rate Funds only. To elect checkwriting for your account, select the checkwriting option on your application and complete the attached signature card. To add checkwriting to an existing account, please call 1-800-225-5478 for our Service Options Form. The Fund will send you checks drawn on State
Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. There is currently a $5.00 fee to establish this service. Each check must be written for $500 or more. The checkwriting privilege does not apply to shares for which you have requested share certificates to be issued. Checkwriting is not available for investor accounts containing Class A or Class B shares subject to a CDSC.
If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. The Limited Term U.S. Government Fund, the Adjustable Rate Fund and the Distributor are in no way responsible for any checkwriting account established with State Street Bank. You may not close your account by withdrawal check because the exact balance of your account will not be known until after the check is received by State Street Bank.

[LOGO]

BY SYSTEMATIC WITHDRAWAL PLAN:
You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account. Redemption of shares pursuant to the Plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

GENERAL. Redemption requests will be effected at the net asset value next determined after the redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day will receive that day's net asset value). Redemption proceeds (LESS ANY APPLICABLE CDSC) will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply to redemptions under powers of attorney. Please call the Distributor or your investment dealer for more information.
Telephone redemptions are not available for tax qualified retirement plans or for Fund shares in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.
The Funds may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period permitted by the SEC for the protection of investors.

REPURCHASE OPTION
(CLASS A SHARES ONLY)

You may apply your redemption proceeds (without a sales charge) to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences (even if the proceeds are later reinvested). Please consult your tax adviser.

                              Fund Details

HOW FUND SHARE PRICE IS DETERMINED
Back Bay Advisors or, in the case of the Strategic Income Fund, Loomis Sayles, under the supervision of each Trust's Board of Trustees, determines the value of the total net assets of each Fund as of the close of regular trading (ordinarily 4:00 p.m. Eastern time) each day the Exchange is open. The Boards of Trustees have authorized Back Bay Advisors or, in the case of the Strategic Income Fund, Loomis Sayles, to delegate certain price determination functions to pricing services or facilities selected by Back Bay Advisors or Loomis Sayles, as the case may be. Securities for which market quotations are readily available are generally valued at market value on the basis of market quotations. Options, interest rate futures and options thereon which are traded on exchanges are valued at their last sale price as of the close of the Exchange. All money market instruments with a maturity of more than 60 days are valued at current market value. The value of debt securities with remaining maturities of 60 days or less shall be their amortized cost value, unless conditions indicate otherwise.
In all other cases, the value of a Fund's assets is determined in good faith by Back Bay Advisors or, in the case of the Strategic Income Fund, Loomis Sayles, or a pricing service selected by Back Bay Advisors or Loomis Sayles, under the supervision of the Boards of Trustees.

The net asset value per share of each class is determined by dividing the value of each class's net assets (the current U.S. dollar value, in the case of securities principally traded outside the United States) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of each Fund's Class A shares is determined by adding the applicable sales charge to the net asset value. See "Buying Fund Shares -- Sales Charges" above. The public offering price of Class B and (in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds) Class C shares is the net asset value per share.

The exact price you pay for a share will be determined by the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that day's public offering price.

INCOME TAX CONSIDERATIONS
Each Fund intends to meet all requirements of the Internal Revenue Code of 1986, as amended, to ensure that it qualifies as a regulated investment company and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or additional shares. Unless you are a tax exempt entity, your distributions derived from a Fund's short-term capital gains and, except for the Tax Exempt Income Fund, ordinary income are taxable to you as ordinary income. Distributions derived from a Fund's long-term capital gains ("capital gains distributions"), if designated as such by a Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both dividends and capital gains distributions are taxable whether distributed to you in cash or additional shares.

A Fund's transactions in foreign currency-denominated debt securities and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a part or all of a Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid federal income tax liability.

DIVIDENDS DERIVED FROM INTEREST ON U.S. GOVERNMENT SECURITIES MAY BE EXEMPT FROM STATE AND LOCAL TAXES. The Trusts intend to advise shareholders of the proportion of each Fund's dividends that are derived from such interest. Before investing in any of the Funds, you should check the consequences of your local and state tax laws, which may be different from the federal tax consequences, and the consequences for any retirement plan offering tax benefits.

To avoid an excise tax, each Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income earned during that calendar year, and virtually all of the capital gain net income the Fund realized in the 12month period ending December 31 but has not previously distributed. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

Each Fund (possibly excepting the Tax Exempt Income Fund as described below) is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct,
certified   taxpayer identification  number,  if the Fund is  notified  that you have underreported income in the past or if you fail to certify to the Fund that you are not subject to such withholding. In addition, each Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt institution, however, these back-up withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from a Fund, you will receive a Form 1099 to assist you in reporting the prior calendar year's distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.
The foregoing is a summary of certain federal income tax consequences of an investment in a Fund. You should consult a competent tax adviser as to the effect of an investment in a Fund on your particular federal, state and local tax situations.

*  ADJUSTABLE RATE FUND
   While many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a Fund from direct obligations of the U.S. Government, none of the distributions of the Adjustable Rate Fund during the current fiscal year are expected to qualify for such tax-free treatment. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC securities) and repurchase agreements collateralized by U.S. Government securities do not qualify as direct federal obligations in most states.

*  TAX EXEMPT INCOME FUND
   Dividends paid to you as a shareholder of the Tax Exempt Income Fund that are derived from interest on tax exempt bonds are "exempt- interest dividends" and may be excluded from gross income on your federal tax return. However, if you receive social security benefits, you may be taxed on a portion of those benefits as a result of receiving tax exempt income. Also, if the Tax Exempt Income Fund invests in "private activity" bonds, a portion of the Fund's dividends may constitute a tax preference item subject to the alternative minimum tax. See "Fund Investments" for further information.

   Other dividends and short-term capital gains, if any, paid by the Tax Exempt Income Fund are taxable to you as ordinary income, whether received in cash or additional shares. Distributions of long-term capital gains are taxable to you as long-term capital gains, whether distributed in cash or additional shares, regardless of how long you have held your shares.
   If at least 95% of the Fund's dividends are "exempt-interest dividends," federal back-up withholding rules do not apply. However, if the percentage should ever drop below 95%, the Fund will be required to withhold 31% of all income dividends that are not "exempt-interest dividends" and 31% of all capital gain distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past, or if you fail to certify to the Fund that you are not subject to such withholding. In addition, the Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number.
   The federal  exemption for  "exempt-interest  dividends" does not
   necessarily result  in   exemption   from  state  and  local  taxes.
   Distributions   of "exempt-interest  dividends"  may be exempt from local
   and state taxation to the extent they are derived from the state or locality in which you reside. Before investing in the Fund, you should check the consequences of your local and state tax laws. The Fund will report annually on a state-by-state basis the source of income the Fund receives on tax exempt bonds that was paid out as dividends during the preceding year.

THE FUNDS' EXPENSES
In addition to the management fee paid to Back Bay Advisors or NEFM, in the case of the Strategic Income Fund, and the fees paid to the Distributor, each Fund pays all expenses not borne by the Fund's investment adviser, subadviser or the Distributor, including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors
and legal counsel, all brokerage   commissions   and  transfer  taxes  in
connection   with  portfolio transactions,  all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees who are not directors, officers or employees of Back Bay Advisors, NEFM, Loomis Sayles or their affiliates, other than affiliated registered investment companies. In the case of Funds that offer Class Y shares, certain expenses are allocated differently between the Fund's Class A, Class B and (in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds) Class C shares, on one hand, and its Class Y shares, on the other hand. (See "Additional Facts About the Funds," below.)

Under Plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act"), each Fund pays the Distributor a monthly service
fee at an annual  rate not to  exceed         0.25% of the  Fund's  average
daily net  assets
attributable to the Class A, Class B and (in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds) Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the Fund's shares, for providing personal services to investors in shares of the Fund and/or maintenance of shareholder accounts. In the case of the Class B shares, the Distributor pays investment dealers at the time of sale the first year's service fee in the amount of up to 0.25% of the amount invested.

In addition to the 0.25% service fee, the High Income Fund and the Limited Term U.S. Government Fund pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the respective Funds' Class A shares. Also, each Fund's Class B shares and (in the case of the Limited Term U.S. Government, Strategic Income and Bond Income Funds) Class C shares pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the Fund's Class B shares and Class C shares. The Distributor may pay up to the entire amount of the distribution fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares. Except in the case of the Class A shares of the Limited Term U.S. Government Fund, the Distributor retains the balance of the fee as compensation for its services as distributor of the relevant class of shares. In the case of the Class A shares of the Limited Term U.S. Government Fund, the Distributor may also use all or any portion of the distribution fee to pay its expenses in connection with the distribution of shares, including, without limitation, expenses of printing and distributing prospectuses to persons other than shareholders of the Funds, expenses of preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sales of shares, expenses of personnel and communication equipment used in connection with prospective shareholder inquiries, and overhead expenses relating to any of the foregoing.

In the case of each Fund except the High Income Fund, the Class A service fee is payable only to reimburse the Distributor for amounts it pays or expends in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts and may be used to reimburse such expenses incurred by the Funds' former distributor (an affiliate of the Distributor) in prior years. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect. Similarly, the distribution fee of the Limited Term U.S. Government Fund is payable only to reimburse the Distributor for expenses in connection with the distribution of the Fund's shares, but unreimbursed expenses can be carried forward into future years. The amounts of unreimbursed expenses carried over into 1995 from previous plan years with respect to the Class A shares are as follows: $1,583,658 for the Government Securities Fund; $2,272,723 for the Limited Term U.S. Government Fund; $1,929,283 for the Adjustable Rate Fund; $1,919,349 for the Bond Income Fund; and $1,700,600 for Tax Exempt Income Fund. The Class B service fees for all Funds, the Class C service fees for the Limited Term U.S. Government Fund, the Strategic Income Fund and the Bond Income Fund, and the Class A service fee of the High Income Fund, are payable regardless of the amount of the Distributor's related expenses.

PERFORMANCE CRITERIA

Each Fund may include total return information in advertisements or other written sales material. Each Fund will show the average annual total return for each class of shares for the one-, five- and ten-year periods through the end of the most recent calendar quarter (or, if shorter, the period since the commencement of the class's operations) or, in the case of the High Income Fund's Class A shares, for the period since July 27, 1988, when Back Bay Advisors became the High Income Fund's investment adviser. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of the Class B shares, imposition of the CDSC for the period of time quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The classes may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return is higher.

Each Fund may also include the yield, accompanied by the total return, for each class of shares, in advertising and other written material. Yield will be computed in accordance with the SEC's standardized formula by dividing the adjusted net investment income per share earned during a recent 30-day period by the maximum offering price of a share of the relevant class (reduced by any earned income expected to be declared shortly as a dividend) on the last day of the period. Yield calculations will reflect any voluntary expense limitations in effect for the Fund during the relevant period.

In addition, the Tax Exempt Income Fund may include the tax-equivalent yield for each class of shares in advertising and other written material. Tax-equivalent yield is calculated by adjusting the class's tax exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for a shareholder in a specified tax bracket, to the class's tax exempt yield.
Each Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the class's distributions from net investment income and net short-term capital gains over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period. If the net asset value rather than the maximum offering price is used to calculate the distribution rate, the rate will be higher.
Total return will generally be higher for Class A shares than for Class B and Class C shares of the same Fund, because of the higher levels of expenses borne by the Class B and Class C shares. However, this difference may be offset in whole or in part by the benefit gained by 100% immediate investment of the purchase price of Class B shares or Class C shares. As a result of lower operating expenses, Class Y shares of the Government Securities, Limited Term U.S. Government, Adjustable Rate, Strategic Income and Bond Income Funds can be expected to achieve a higher investment return than the Funds' Class A, Class B or Class C shares.
All performance information is based on past results and is not an indication of likely future performance.

ADDITIONAL FACTS ABOUT THE FUNDS
* New England Funds Trust I was organized in 1985 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Government Securities Fund represents the original series of shares of New England Funds Trust I. The Bond
   Income and Tax Exempt Income Funds were organized prior to 1985 and conducted investment operations as separate corporations until their reorganization as series of New England Funds Trust I in January 1987. The Strategic Income Fund commenced investment operations in 1995.

*  New England Funds Trust II was organized in 1931 as a Massachusetts business
   trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Limited Term U.S. Government Fund commenced investment operations in 1989. The High Income Fund was organized
   in 1984 and conducted   investment   operations  as  a  separate
   corporation until its reorganization as a series of New England Funds Trust II in 1989. The Adjustable Rate Fund commenced operations in 1991.

* When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the respective Trust's trustees and to cast a vote for each share you own at shareholder meetings. Shares of each Fund vote separately from shares of other series of the same Trust, except as otherwise required by law. Shares of all classes of a Fund vote together, except as to matters relating to a class's Rule 12b-1 plan, for which only shares of that class are entitled to vote.

* Except for matters that are explicitly identified as "fundamental" in this prospectus or Parts I and II of the Statement, the investment policies of each Fund may be changed without shareholder approval or prior notice. The investment objectives of the Government Securities, Bond Income and Tax Exempt Income Funds are fundamental. The investment objectives of the Adjustable Rate Fund and Strategic Income Fund are not fundamental. The investment objectives of the Limited Term U.S. Government and High Income Funds are not fundamental but, as a matter of policy, the trustees would not change those objectives without shareholder approval. If there is a change in the investment objective of the Limited Term U.S. Government, Adjustable Rate, Strategic Income or High Income Funds, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

* The Trusts do not generally hold regular shareholder meetings and will do so only when required by law. Shareholders of a Trust may remove the trustees of that Trust from office by votes cast at a shareholder meeting or by written consent.

*  The transfer and  dividend  paying agent for the Funds is New England
   Funds,
   L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

*  Class Y shares for the Government  Securities,  Limited Term U.S.
   Government,
   Strategic Income, Bond Income and Adjustable Rate Funds: Class Y shares of these Funds may be purchased by endowments and foundations. The minimum initial investment is $1 million for these entities and the minimum for each subsequent investment is $100,000. Class Y shares may also be purchased by plan sponsors of 401(a), 401(k), 457 or 403(b) plans ("Retirement Plans") that have total investment assets in these plans of at least $10 million. Plan sponsors' investment assets in multiple Retirement Plans can be aggregated for purposes of meeting this minimum. Class Y shares may also be purchased by any separate account of The New England or of any other insurance company affiliated with The New England ("Separate Accounts"). There is no minimum initial or subsequent investment amount for Retirement Plans or Separate Accounts. Investments in Class Y shares may also be made by certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the foregoing Retirement Plans of amounts invested in Class Y shares.

* Class Y shares are identical to Class A, Class B and Class C shares, except that Class Y shares have no sales charge or CDSC, bear no Rule 12b-1 fees and have separate voting rights in certain circumstances. Class Y bears its own transfer agency and prospectus printing costs.

* If the balance in your account with a Fund is less than a minimum dollar amount set by the trustees of the Trusts from time to time (currently $500), that Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to tax-qualified plans (such as IRAs, Keoghs and pension and profit sharing plans) and automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in net asset value per share.

*  The Trusts (together with the Money Market Funds)  constitute the New
   England
   Funds. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in this prospectus that relate to the other Trust. The trustees of each Trust have considered this possible liability and approved the use of this combined prospectus for Funds of both Trusts.

* The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded. See Part II of the Statement for more details.

* Each Fund's annual report contains additional performance information and is made available upon request and without charge.

Appendix A: Ratings of Securities

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. BOND RATINGS:

Aaa, Aa, A -- Bonds which are rated Aaa or Aa are judged to be of high quality by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long- term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S CORPORATION BOND RATINGS:

AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB-B-CCC-CC-C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
CI -- The rating CI is reserved for income bonds on which no income is being paid.
D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

                                 Appendix B

               AVERAGE MONTHLY PORTFOLIO COMPOSITION TABLE OF THE
                   HIGH INCOME FUND AS OF DECEMBER 31, 1994

                                                      PERCENTAGE
                                                          OF
SECURITY                                              NET ASSETS
--------                                              ----------
Preferred Stock ....................................        0%
Short-term Obligations and Other Assets.............        7%
Debt -- Unrated.....................................        1%
Debt -- Standard and Poor's Rating..................
    AAA.............................................        1%
    BBB.............................................        0%
    BB..............................................       14%
    B...............................................       70%
    CAA.............................................        7%
    CA..............................................        0%

The chart above indicates the composition of the High Income Fund for the fiscal year ended December 31, 1994, with the debt securities rated by Standard and Poor's separated into the indicated categories. The percentages were calculated on a dollar weighted average basis by determining monthly the percentage of the High Income Fund's net assets invested in each category as of the end of each month during the year. Back Bay Advisors does not rely primarily on ratings designed by any rating agency in making investment decisions. The chart does not necessarily indicate what the composition of the Fund's portfolio will be in subsequent fiscal years.


                          Glossary of Terms

Capital gain distributions -- Payments to shareholders of profits earned from selling securities in the Fund's portfolio. Capital gain distributions are usually paid once a year.

Contingent deferred sales charge (CDSC) -- A fee that may be charged when a shareholder sells Fund shares.

Distribution fee -- An annual asset-based sales charge that is used to pay for sales-related expenses.

Income distributions -- Payments to shareholders resulting from interest or dividend income earned by a Fund's portfolio.

Mutual fund -- The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

Net asset value (NAV) -- The market value of one share of a mutual fund on any given day without sales charge or CDSC. Determined by dividing the fund's total net assets by the number of fund shares outstanding.

New England Funds, L.P. -- The distributor and transfer agent of the New England Funds.

Open end investment management company -- A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

Public offering price (POP) -- The price of one share of a mutual fund, including its initial sales charge, if there is one.

Record date -- The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

Service fee -- Payments by a Fund for personal  service to investors  and/or
for maintenance  of  shareholder   accounts  by  the   Distributor  or  a
financial representative.

Total Return -- The change in value of an investment in a Fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

Yield -- The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

12b-1 fees -- Fees paid by a mutual fund under a plan adopted under the 1940 Act Rule 12b-1. Can include both distribution fees and service fees (see above).

NEW ENGLAND FUNDS TRUST I

                   NEW ENGLAND STRATEGIC INCOME FUND

                     Supplement dated May 1, 1995
   to New England Strategic Income Fund Prospectus dated May 1, 1995 and New England Bond Funds Prospectus dated May 1, 1995

On the first $25 million in commissionable sales of New England Strategic Income Fund (the "Fund"), the Distributor will pay additional concessions to participating investment dealers. Specifically, the Distributor will pay participating investment dealers 5.00% on commissionable sales of Class A shares of up to $100,000, which includes a 1.00% additional concession. On commissionable sales of Class A shares in excess of $100,000, the Distributor will pay 1.00% in addition to the amount of the dealer's concession set forth in the Fund's prospectus. During the same period, the Distributor will pay a total of 5.00% and 2.00%, respectively, on commissionable sales of Class B and Class C shares, which includes a 1.00% additional concession.


[LOGO]
NEW ENGLAND FUNDS

NEW ENGLAND STRATEGIC INCOME FUND

Prospectus and Application

May 1, 1995

New England Strategic Income Fund (the "Fund"), a newly-organized, diversified mutual fund, is a series of New England Funds Trust I (the "Trust"), a registered open-end management investment company. Other series of the Trust are described in separate prospectuses.

The Fund seeks high current income with a secondary objective of capital growth. There can be no assurance the Fund will achieve its objectives, which may be changed without shareholder approval.

The Fund offers three classes of shares to the general public (Classes A, B and C). The offering price is based on the net asset value per share next determined after an order is received. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B share purchases. A contingent deferred sales charge ("CDSC"), however, is imposed upon certain redemptions of Class B shares. Class B shares automatically convert to Class A shares eight years after purchase. No initial sales charge or CDSC applies to purchases or redemptions of Class C shares which do not have a conversion feature. Class B and Class C shares bear higher 12b-1 fees than Class A shares. See "Buying Fund Shares -- Sales Charges." Through a separate prospectus, the Fund also offers Class Y shares to certain institutional investors.

This prospectus sets forth information you should know before investing in the Fund. Please read it carefully and keep it for future reference. A statement of additional information in two parts (the "Statement") about the Fund dated May 1, 1995 has been filed with the Securities and Exchange Commission (the "SEC") and is available free of charge. Write to New England Funds, L.P. (the "Distributor"), SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Fund and is incorporated into this prospectus by reference.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For general information on the Fund or any of its services and for assistance in opening an account, contact your investment dealer or call the Distributor toll free: 1-800-225-5478.

TABLE OF CONTENTS

Page
03   NEW ENGLAND INVESTMENT COMPANIES AND THE FUNDOS ADVISER AND
     SUBADVISER

03   SCHEDULE OF FEES
     Sales charges, yearly operating expenses.

     INVESTMENT STRATEGY
05   How the Fund Pursues Its Objectives

07   INVESTMENT RISKS
     It is important to understand the risks inherent in the Fund before you invest.

11   FUND MANAGEMENT

     BUYING FUND SHARES
12   Minimum Investment
     Everything you need to know to open and add to a New England
     Strategic Income Fund account.

12   6 Ways to Buy Fund Shares
       - Through your investment dealer
       - By mail
       - By wire transfer of Federal Funds
       - By Investment Builder
       - By electronic purchase through ACH
       - By exchange from another New England Fund
13   Sales Charges
15   Reduced Sales Charges
     (Class A Shares Only)

     OWNING FUND SHARES
17   Exchanging Among New England Funds
     New England Funds offers three convenient ways to exchange Fund shares.

17   Fund Dividend Payments

     SELLING FUND SHARES
19   4 Ways to Sell Fund Shares
     How to withdraw money or close your account.

       - Through your investment dealer
       - By telephone
       - By mail
       - By Systematic Withdrawal Plan
20   Repurchase Option
     (Class A Shares Only)
     An opportunity to reinvest your redemption proceeds within 120 days for no sales charge.

     FUND DETAILS
21   How Fund Share Price is Determined
     Additional information you may find important.

21   Income Tax Considerations
22   The FundOs Expenses
23   Performance Criteria
23   Additional Facts About the Fund
25   Appendix A
26   Glossary of Terms
     Ratings of Securities

NEW ENGLAND INVESTMENT COMPANIES AND THE FUNDOS ADVISER AND SUBADVISER

The investment adviser and subadviser of the Fund are independently-operated subsidiaries of New England Investment Companies, L.P. ("NEIC"), the fifth-largest publicly traded investment management firm in the United States. NEIC is listed on the New York Stock Exchange and through its subsidiaries or an affiliate manages over $60 billion in assets for individuals and institutions. The adviser and subadviser operate independently and are staffed by experienced investment professionals. The adviser and subadviser apply specialized knowledge and careful analysis to the pursuit of the Fund's objectives.

NEW ENGLAND FUNDS MANAGEMENT, L.P. ("NEFM"), investment adviser of the Fund, is a newly organized investment adviser.

LOOMIS, SAYLES & COMPANY, L.P. ("LOOMIS SAYLES"), subadviser to the Fund, has over $35 billion of assets under management. Loomis Sayles manages portfolios for institutional investors, individuals and mutual funds.

SCHEDULE OF FEES

Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs from investing in the Fund and estimated annual expenses for each class of the FundOs shares. The Example on the following page shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class of shares of the Fund for the periods specified.

SHAREHOLDER TRANSACTION EXPENSES -- PAID DIRECTLY BY SHAREHOLDERS

                                     CLASS A        CLASS B         CLASS C
Maximum Initial Sales Charge
Imposed on a Purchase (as a
percentage of offering price)(1)(2)     4.50%           None           None
Maximum Contingent Deferred Sales
Charge (as a percentage of original
purchase price or redemption proceeds,
as applicable)(2)                         (3)          4.00%           None
Deferred Sales Charge                    None           None           None
Redemption Fee                           None           None           None
Exchange Fee                             None           None           None

(1)  A reduced sales charge on Class A shares applies in some cases.
(2)  Does not apply to reinvested distributions.
(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within approximately 1 year after purchase. See OSales Charges.O

ANNUAL OPERATING EXPENSES -- PAID DIRECTLY BY THE FUND, AND INDIRECTLY BY ITS SHAREHOLDERS (as a percentage of net assets)

                                      CLASS A        CLASS B        CLASS C
Management Fees                        0.00%*         0.00%*         0.00%*
12b-1 Fees                              0.25%        1.00%**        1.00%**
Administrative Services Fees             None           None           None
Other Expenses                          1.00%          1.00%          1.00%
Total Expenses                         1.25%*         2.00%*         2.00%*

* After fee waiver and expense reduction by the FundOs adviser and subadviser. Without the voluntary limitations, Management Fees would be 0.65%; and estimated Total Expenses would be 1.90% for Class A shares, 2.65% for Class B shares and 2.65% for Class C shares.
** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming
(1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

                           CLASS A                  CLASS B         CLASS C
                                               (1)       (2)
1 year                          $57            $60       $20            $20
3 years                         $83            $93       $63            $63

(1)   Assumes redemption at end of period.
(2)   Assumes no redemption.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Fund.

For information about the expenses of the Fund's Class Y shares, which differ from the expenses of the Class A, Class B and Class C shares, see "Additional Facts About the Fund." To obtain more information about Class Y shares, please call the Distributor toll-free at 1-800-225-5478. For additional information about the Fund's management fees, 12b-1 fees and other expenses, please see "Fund Management" and "The FundOs Expenses."

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

Please keep in mind that the Example shown above is hypothetical. The information above should not be considered a representation of past or future return or expenses; actual return or expenses may be more or less than those shown.

INVESTMENT STRAGEGY

The Fund seeks high current income with a secondary objective of capital growth.

How the Fund Pursues Its Objectives

Investments in the Fund will be pooled with money from other investors in the Fund to invest in a managed portfolio consisting of securities appropriate to the Fund's investment objectives and policies. There can be no assurance that the Fund will achieve its objectives.

The Fund seeks to achieve its investment objectives by investing at least 65% of its total assets in debt instruments. The Fund may invest in debt instruments issued by corporations based in the United States or abroad and debt instruments that are convertible into equity securities. The Fund may also invest in U.S. Government Securities, which term as used in this prospectus includes all securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities; and in securities issued or guaranteed by foreign governments (including their political subdivisions, agencies, authorities and/or instrumentalities) ("Foreign Government Securities") and securities issued by supranational agencies. The Fund may invest in debt instruments in any rating category including debt instruments rated in the lowest rating categories (C by Moody's Investors Service, Inc., ["Moody's"] and D by Standard and Poor's Corporation ["S&P"]) and in instruments that are unrated. Securities rated below investment grade quality are considered high yield, high risk securities and are commonly known as "junk bonds." For more information about the risks of investing in high yield, high risk securities and securities of foreign issuers, see "Investment Risks -- Lower Rated Fixed-Income Securities" and "Foreign Securities."

Under normal market conditions, the Fund will invest in debt instruments of both domestic and foreign issuers and in corporate as well as government issues. At any time, however, the Fund may invest up to 100% of its assets in debt instruments of U.S. issuers, in debt instruments of foreign issuers, in corporate debt instruments or in government securities. The Fund may invest up to a total of 35% of its total assets in preferred stocks, dividend-paying common stocks and shares of closed-end investment companies (which shares will not exceed 10% of the FundOs total assets).

The proportion of Fund assets invested in corporate bonds, government bonds, preferred or common stock will vary over time based on changing market conditions. When Loomis Sayles believes that a particular market presents more opportunity than other markets, it may increase the proportion of the Fund's assets invested in that market.

The Fund may invest in Rule 144A securities. For hedging purposes, the Fund may also purchase and sell options and futures and engage in foreign currency transactions. The Fund may also invest in mortgage-backed securities, zero coupon bonds, stripped securities and pay-in-kind securities.

*    U.S. AND FOREIGN GOVERNMENT SECURITIES

Different types of U.S. and Foreign Government Securities have different kinds of government support. U.S. Government Securities include securities backed by the full faith and credit of the U.S. Government, as well as many other securities that are not full faith and credit obligations. For example, obligations of the Federal Home Loan Banks are supported by the right of the issuer to borrow from the U.S. Treasury, and obligations of the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association (the "FNMA") are supported only by the credit of those corporations. Similarly, obligations of foreign governmental entities include obligations issued or guaranteed by governments with taxing power or by their agencies. Some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision (such as a province of Canada) and some are not. For example, Foreign Government Securities include securities issued by corporations which have been charged with a public purpose and a majority of whose outstanding equity securities are owned by a foreign government or government agency. Such securities may be supported only by the credit of the issuing corporation and not by that of the government or agency.

In addition to investing directly in U.S. and Foreign Government Securities, the Fund may purchase "stripped" securities evidencing undivided ownership interests in interest payments or principal payments, or both, on U.S. and Foreign Government Securities. These investments may be more volatile than other types of U.S. or Foreign Government Securities.

*    FOREIGN CURRENCY EXCHANGE TRANSACTIONS

As the Fund may invest in securities denominated in foreign currencies or traded in foreign markets, it may engage in related foreign currency exchange transactions to protect the value of specific portfolio positions or in anticipation of changes in relative values of currencies in which current or future portfolio holdings are denominated or quoted.

Foreign currency transactions involve costs and may result in losses. See Part II of the Statement for more information.

*    ADDITIONAL INFORMATION

The Fund may purchase securities for its portfolio on a "when-issued" basis. This means that the Fund will enter into the commitment to buy the security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered.

The Fund, consistent with its investment objectives, attempts to maximize yield by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic market conditions and trends. The Fund also invests to take advantage of what are believed to be temporary disparities in the yields of the different segments of the market for U.S. Government Securities. These policies may result in a higher turnover rate in the Fund's portfolio which may produce higher transaction costs and a higher level of taxable capital gains. Portfolio turnover considerations will not limit the Fund's subadviser's investment discretion in managing the Fund's assets.

Although it is not possible to predict the portfolio turnover rate with certainty, Loomis Sayles expects the Fund's portfolio turnover rate will usually not exceed an annual rate of 150%. A turnover rate in excess of 100% may be considered high.

The Fund may enter into repurchase agreements, under which the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal credit risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are illiquid securities.

INVESTMENT RISKS

It is important to understand the following risks inherent in the Fund before you invest.

*    FIXED-INCOME SECURITIES
The Fund invests principally in fixed-income securities. Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. The net asset value of your shares will vary as a result of changes in the value of the bonds and other securities in the Fund's portfolio.

Fixed-income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. Generally, rising interest rates correlate with falling security values. Credit risk relates to the ability of the issuer to make payments of principal and interest. U.S. Government Securities do not involve the credit risks associated with other types of fixed-income securities; as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities.

*    LOWER RATED FIXED-INCOME SECURITIES

Lower rated fixed-income securities and corporate fixed-income securities generally provide higher yields than U.S. Government and many Foreign Government Securities, but are subject to greater credit and market risk than higher quality fixed-income securities. Lower rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a fund investing in lower rated fixed-income securities may be more dependent on the investment adviser's or subadviser's own credit analysis than is the case for higher quality bonds. The market for lower rated fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed-income securities.
This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult.

*    FOREIGN SECURITIES

Foreign Government Securities and foreign corporate securities present risks not associated with investments in U.S. Government or corporate securities.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

In addition, although the Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

There may be less information publicly available about a foreign corporate or government issuer than about a U.S. issuer, and foreign corporate issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees in some circumstances may be higher than in the United States. With respect to certain foreign countries, there is a possibility of expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations. The Fund may have limited legal recourse should a foreign government be unwilling or unable to repay the principal or interest owed.

The Fund will invest all or any portion of its assets in the securities of emerging markets. Investments in emerging markets include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments as discussed above) may include, among others, greater political uncertainties, an economyOs dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities and delays and disruptions in securities settlement procedures.

In addition, the Fund may invest in securities issued by supranational agencies. Supranational agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

In determining whether to invest in securities of foreign issuers, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce the FundOs net income available for distribution to shareholders.

*    MORTGAGE-RELATED SECURITIES

Mortgage-related securities, such as mortgage participation certificates guaranteed by the Government National Mortgage Association or FNMA certificates, differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these securities at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than-expected prepayment rate will have the opposite effect of increasing yield to maturity. If the Fund purchases mortgage-related securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. Although these securities will decrease in value as a result of increases in interest rates generally, they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

Adjustable rate mortgage securities ("ARMs"), like traditional mortgage securities, are interests in a pool of mortgage loans that provide investors with payments consisting of both principal and interest as mortgage loans in the underlying mortgage pool are paid off by the borrowers. ARMs have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rates are reset only periodically, changes in the interest rate on ARMs may lag changes in prevailing market interest rates. Also, some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. As a result, changes in the interest rate on an ARM may not fully reflect changes in prevailing market interest rates during certain periods. Because of the resetting of interest rates, ARMs are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

*    COLLATERALIZED MORTGAGE OBLIGATIONS

Collateralized mortgage obligations ("CMOs") are securities backed by a portfolio of mortgages or mortgage securities held under an indenture. The underlying mortgages or mortgage securities are issued or guaranteed by the U.S. Government or an agency or instrumentality thereof. The issuerOs obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage pass-through security. CMOs may be considered derivative securities.

*    "STRIPPED" SECURITIES

Stripped securities are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or Foreign Government Securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup fully its investments in IOs. The staff of the SEC has indicated that it views stripped mortgage securities as illiquid unless the securities are issued by the U.S. Government or its agencies and are backed by fixed-rate mortgages. The Fund intends to abide by the staff's position. Stripped securities may be considered derivative securities.

*    ZERO COUPON AND PAY-IN-KIND SECURITIES

Zero coupon securities are issued at a significant discount from face value and pay interest only at maturity, rather than at intervals during the life of the security. Pay-in-kind securities pay dividends or interest in the form of additional securities of the issuer, rather than in cash. The prices of pay-in-kind or zero coupon securities may react more strongly to changes in interest rates than the prices of many other securities. The Fund is required to accrue and distribute income from pay-in-kind and zero coupon securities on a current basis, even though the Fund will not receive the income currently in cash. Thus the Fund may have to sell other investments to obtain cash needed to make income distributions.

*    WHEN-ISSUED SECURITIES

If the value of a "when-issued" security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. The Fund will maintain liquid high grade assets in a segregated account in an amount sufficient to satisfy its outstanding obligations to buy securities on a "when-issued" basis.

*    OPTIONS AND FUTURES

The Fund may engage in a variety of transactions involving the use of options and futures with respect to U.S. or Foreign Government Securities or corporate fixed-income securities for purposes of hedging against changes in interest rates. There is no assurance that these hedging strategies will be effective. Futures are subject to potentially unlimited loss. Expenses and losses resulting from hedging strategies will reduce the Fund's current returns.

The Fund will not engage in options and futures transactions for leverage. The Fund will not purchase or sell futures contracts or related options if as a result the sum of the initial margin deposits on the Fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's assets.

As described in Part II of the Statement, over-the-counter options involve certain special risks (including liquidity and credit risks) not necessarily present with exchange-listed options. The staff of the SEC takes the position that over-the-counter options and assets used to cover such options written by a fund are "illiquid" except in certain limited circumstances.

The options and futures markets of foreign countries are small compared to those of the United States and consequently are characterized in most cases by less liquidity than are the U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments by the Fund in options and futures in foreign markets are subject to many of the same risks as are the Fund's other foreign investments. See "Foreign Securities" above.

For further information, see "Options and Futures" in Part II of the Statement.

*    RULE 144A SECURITIES

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless the subadviser has determined, under guidelines established by the Trust's trustees, that the particular issue of Rule 144A securities is liquid. Investment in illiquid securities involves the risk that the Fund may be unable to sell such a security at the desired time.

FUND MANAGEMENT

NEFM, 399 Boylston Street, Boston, Massachusetts 02116, a newly organized investment adviser, is the investment adviser of the Fund and has entered into subadvisory arrangements for the Fund with Loomis Sayles. Founded in 1926, Loomis Sayles, One Financial Center, Boston, Massachusetts 02111, is one of the country's oldest and largest investment counsel firms. Daniel Fuss, Managing Partner, Executive Vice President and Director of Loomis Sayles and Vice President of the Trust, has served as the FundOs portfolio manager since the Fund's inception in May 1995. Mr. Fuss joined Loomis Sayles in 1976. NEFM oversees, evaluates and monitors the subadvisory services provided to the Fund and furnishes general business management and administration to the Fund. NEFM has not previously served as investment adviser to a mutual fund.

The Fund pays NEFM a management fee at the annual rate of 0.65% of the first $200 million of the FundOs average daily net assets and 0.60% of such assets in excess of $200 million. NEFM pays Loomis Sayles for providing subadvisory services to the Fund 0.35% of the first $200 million of the average daily net assets of the Fund and 0.30% of such assets in excess of $200 million.

Under an expense deferral arrangement which NEFM and Loomis Sayles may terminate at any time, NEFM and Loomis Sayles have agreed to waive advisory and subadvisory fees until further notice, subject to the obligation of the Fund to pay NEFM such fees to the extent that the Fund's expenses fall below the annual rate of 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares; provided however in any period, that the Fund is not obligated to pay any fees waived by NEFM and Loomis Sayles more than two years after the end of the fiscal year in which such fee was waived. Any expenses deferred while the voluntary waiver was in place can never be charged to the Fund unless the Fund's expenses fall below the limit of 1.40% for Class A shares, 2.15% for Class B shares and 2.15% for Class C shares.

If the voluntary fee reductions described above are terminated, the Fund will supplement its prospectus.

The general partners of each of Loomis Sayles, NEFM and the Distributor are special purpose organizations that are indirect, wholly-owned subsidiaries of NEIC. NEICOs sole general partner, New England Investment Companies, Inc., is a wholly-owned subsidiary of New England Mutual Life Insurance Company ("The New England").

In placing portfolio transactions for the Fund, Loomis Sayles seeks the most favorable price and execution available.

The Trust's Board of Trustees supervises the affairs of the Trust.

Under an agreement between NEFM and the Distributor, NEFM pays the Distributor to provide certain administrative services to the Fund. In addition, pursuant to rules of the SEC, the Fund may pay brokerage commissions to New England Securities Corporation, an affiliate of the Distributor, on purchases and sales of securities for the Fund's portfolio.

BUYING FUND SHARES

MINIMUM INVESTMENT

$2,500 is the minimum for an initial investment in the Fund and $50 is the minimum for each subsequent investment. There are special initial investment minimums for the following plans:

* $25 (for initial and subsequent investments) for payroll deduction investment programs for 401(k), SARSEP, 403(b) retirement plans and certain other retirement plans.

* $50 for automatic investing through the Investment Builder program.

* $250 for retirement plans with tax benefits such as corporate pension and profit sharing plans, IRAs and Keogh plans.

* $1,000 for accounts registered under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act.

* $1,000 for Portfolio 1,2,3, investment programs and New England Funds All Weather Portfolio. Subsequent investment minimums are $50. See Part II of the Statement.

[SIDEBAR]
Using Tele#Facts 1-800-346-5984

Tele#Facts is New England FundsO automated service system that gives you 24-hour access to your account. Through your touch-tone telephone, you can receive your current account balance, your last five transactions, Fund prices and recent performance information. You can also purchase, sell or exchange Class A shares of any New England Fund. For a free brochure about Tele#Facts including a convenient wallet card, call us at 1-800-225-5478.

6 WAYS TO BUY FUND SHARES

You may purchase Class A, Class B and Class C shares of the Fund in the following ways:

[GRAPHIC] THROUGH YOUR INVESTMENT DEALER:

Many investment dealers have a sales agreement with the Distributor and would be pleased to accept your order.

[GRAPHIC] BY MAIL:

For an initial investment, simply complete an application and return it, with a check payable to New England Funds, to P.O. Box 8551, Boston, MA 02266-8551. Proceeds of redemptions of Fund shares purchased by check may not be available for up to ten days after the purchase date.

For subsequent investments, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478.

[GRAPHIC] BY WIRE TRANSFER OF FEDERAL FUNDS:

FOR AN INITIAL INVESTMENT, call us at 1-800-225-5478 between 8:00 a.m. and 6:00 p.m. (Eastern time) to obtain an account number and wire transfer instructions.

FOR SUBSEQUENT INVESTMENTS, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit New England Strategic Income Fund, Class of shares, Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time). Your bank may charge a fee for this service.

[GRAPHIC] BY INVESTMENT BUILDER:

Investment Builder is New England FundsO automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

FOR AN INITIAL INVESTMENT, please indicate that you would like to begin an automatic investment plan through Investment Builder. Indicate the amount of the monthly investment on the enclosed application and enclose a void check or deposit slip from your bank account.

TO ADD INVESTMENT BUILDER TO AN EXISTING ACCOUNT, please call us at 1-800-225-5478 for a Service Options form.

[GRAPHIC] BY ELECTRONIC PURCHASE THROUGH ACH:

You may purchase additional shares electronically through the Automated Clearing House ("ACH") system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

To purchase through ACH, call us at 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time) for instructions or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. If you purchase your shares through ACH, you will receive the net asset value next determined after your order is received. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

[GRAPHIC] BY EXCHANGE FROM ANOTHER NEW ENGLAND FUND

You may also purchase shares of the Fund by exchanging shares from another New England Fund. Please see "Exchanging Among New England Funds" for complete details.

GENERAL

All purchase orders are subject to acceptance by the Fund and will be effected at the net asset value next determined after the order is received in proper form by State Street Bank and Trust Company ("State Street Bank") (except orders re-ceived by your investment dealer before the close of trading on the New York Stock Exchange (the "Exchange") and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day, which will be effected at the net asset value determined on that day). Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of sales of shares.

Class B shares and certain shareholder features may not be available to persons whose shares are held in street name accounts.

You will not receive any certificates for your Class A shares unless you request them in writing from New England Funds, L.P. The Fund's "open account" system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B or Class C shares.

If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

SALES CHARGES

CLASS A SHARES

Class A shares are offered at net asset value plus a sales charge which varies depending on the size of your purchase. They are also subject to a 0.25% annual service fee. The current sales charges are:

                                                               DEALERS
                                 SALES CHARGE AS A % OF     CONCESSION
                                                    NET        AS % OF
                                OFFERING         AMOUNT       OFFERING
VALUE OF TOTAL INVESTMENT          PRICE       INVESTED          PRICE

Up to $100,000                     4.50%          4.71%          4.00%
$100,000 - $249,999                3.50%          3.63%          3.00%
$250,000 - $499,999                2.50%          2.56%          2.15%
$500,000 - $999,999                2.00%          2.04%          1.70%
$1,000,000 or more                  None           None              *

* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases of the Fund a commission of up to the following amounts: 1% on the first $2 million invested; .80% on the next $1 million; .20% on the next $2 million; and .08% on the excess over $5 million. These commissions are not payable if the purchase represents the reinvestment of a redemption from any New England Fund during the previous 12 calendar months.

[SIDE BAR]
To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478.

CONTINGENT DEFERRED SALES CHARGE (CLASS A SHARES ONLY). For purchases of $1,000,000 or more of Class A shares in the Fund, a CDSC at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption applies to redemptions of Class A shares purchased within one year before the redemption. If an exchange is made to Class A shares of any of the New England Cash Management Trust Money Market Series or U.S. Government Series or the New England Tax Exempt Money Market Trust (the "Money Market Funds"), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of New England Funds Trust I or New England Funds Trust II ("the Trusts"). For purposes of the CDSC, it is assumed that the Class A shares held the longest are the first to be redeemed. No CDSC applies to a redemption of Class A shares followed by a reinvestment effected within 30 days after the date of redemption.

CLASS B SHARES

Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.25% annual service fee, a 0.75% annual distribution fee for eight years (at which time they automatically convert to Class A shares) and to a CDSC if they are redeemed within five years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run after an exchange to Class B shares of any series of the Trusts. If the exchange is made to Class B shares of a Money Market Fund, then the holding period stops and will resume only when an exchange is made back into Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies on the redemptions, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares.

[SIDEBAR]
A, B OR C SHARES -- WHICH SHOULD YOU CHOOSE?

Your choice of share class depends on the size of your investment and how long you intend to hold your shares. In general, there are only minor differences in performance results for the different classes if held for the long term. Consult your financial representative for help in deciding which class is appropriate for you.

The CDSC will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares of the same fund purchased with reinvested dividends or capital gains distributions.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge:

                                                  CONTINGENT DEFERRED
                                                    SALES CHARGE AS A
                                                 PERCENTAGE OF DOLLAR
YEAR SINCE PURCHASE                           AMOUNT SUBJECT TO CHARGE

1st                                                                 4%
2nd                                                                 3%
3rd                                                                 3%
4th                                                                 2%
5th                                                                 1%
thereafter                                                          0%

Year one ends one year after the day on which the purchase was accepted and so on.

The CDSC is deducted from the proceeds of the redemption, not the amount remaining in the account, unless otherwise requested, and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See "Sales Charges -- General" below. At the time of sale, the Distributor pays investment dealers a commission of 3.75% and advances the first yearOs service fee (up to 0.25%) on purchases of the FundOs Class B shares.

CLASS C SHARES

Class C shares are offered at net asset value, without an initial sales charge or CDSC; are subject to a 0.25% annual service fee and a 0.75% annual distribution fee; and do not convert into another class.

CLASS Y SHARES

The Fund offers an additional class of shares (which are not available to the general public) to qualified investors. See "Additional Facts About the Fund" below.

DECIDING WHICH CLASS TO PURCHASE

The decision as to whether Class A, Class B or Class C shares are more appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends per share. For these reasons, the Distributor will treat any order of $1 million or more for Class B shares as a Class A order. Any order of $1 million or more for Class C shares will be treated as an order for Class A shares, unless you indicate on the relevant section of your application that you have been informed of the relative advantages and disadvantages of Class A and Class C shares. Investors making smaller investments might consider Class B or Class C shares because 100% of the purchase is invested immediately. Investors making smaller investments who anticipate redeeming their shares within five years may find Class C shares more favorable than Class B shares, because Class B shares are subject to a CDSC on redemptions made within five years after purchase. Class B shares are more favorable than Class C shares for investors who anticipate holding their investment for more than eight years since Class B shares convert to Class A shares (and thus bear lower ongoing fees) after eight years. Consult your investment dealer for advice applicable to your particular circumstances.

GENERAL

NO CDSC ON ANY CLASS OF SHARES APPLIES in connection with (1) redemptions by retirement plans qualified under Code Sections 401(a) or 403(b)(7) when such redemptions are necessary to make distributions to plan participants; (2) distributions from an IRA due to death, disability or a tax-free return of an excess contribution; (3) distributions by other employee benefit plans to pay benefits; and (4) distributions by a Section 401(a) plan due to death. For 403(b)(7) and IRA accounts established before January 3, 1995, the CDSC is waived for redemptions made after attainment of age 591U2. The CDSC is waived for redemptions made to make required minimum distributions after attainment of age 701U2 for 403(b)(7) and IRA accounts established on or after January 3, 1995. There is also no CDSC on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder if the redemption is made within one year after the shareholder's death or disability. Also, there is no CDSC on certain withdrawals pursuant to a Systematic Withdrawal Plan. See "Systematic Withdrawal Plan" below.

The Fund receives the net asset value next determined after an order is received on sales of each class of shares. The sales charge is allocated between your investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from one series of a Trust to another series of a Trust is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares to investment dealers from time to time. The staff of the SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a fund's shares.

The Distributor may, at its expense, pay investment dealers who sell new amounts of shares of the Fund at net asset value to eligible governmental authorities .025% of the average daily net assets of an account at the end of each calendar quarter for up to one year. These commissions are not payable if the purchase represents the reinvestment of redemption proceeds from any series of the Trusts or if the account is not registered in the name of the beneficial owner. The CDSC is not applicable to these sales.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Fund. In some instances these incentives are provided to certain dealers who achieve sales goals or who have sold or may sell significant amounts of shares. New England Funds, L.P., from time to time, may provide financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U. S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources, gift certificates or vouchers through membership in the New England Funds Flagship Club. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

REDUCED SALES CHARGES
(CLASS A SHARES ONLY)

* LETTER OF INTENT -- if aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

* COMBINING ACCOUNTS -- Purchases by all qualifying accounts of all series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

* UNIT HOLDERS OF UNIT INVESTMENT TRUSTS -- unit investment trust distributions of less than $1 million may be invested in shares of the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

* ELIGIBLE GOVERNMENTAL AUTHORITIES -- no sales charge or CDSC applies to investments by any state, county or city or any instrumentality, department, authority or agency thereof, that has determined that the Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

* CLIENTS OF AN ADVISER OR SUBADVISER (AFFILIATED WITH NEIC) -- no sales charge or CDSC applies to investments of $100,000 or more in the Fund by (1) clients of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts; and the parents, spouses and children of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype Plan document of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts if at least one participant in the plan qualifies under category (1) above; and
     (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser (affiliated with NEIC) to any series of the Trusts. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

* Shares of the Fund may be purchased at net asset value with no sales charge or CDSC by advisory accounts through investment advisers that are registered under the Investment Advisers Act of 1940 and affiliated with broker-dealers.

* There is no sales charge or CDSC on investments by 401(a), 401(k), 457 or 403(b) plans that have total investment assets equal to or in excess of $5 million.

* There is no sales charge, CDSC or initial investment minimum on investments by certain current and retired employees of the TrustsO investment advisers and subadvisers (affiliated with NEIC), the Distributor, The New England or any other company affiliated with The New England; current and former directors and trustees of the Trusts, The New England or their predecessor companies; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of any of the persons listed above; any trust, pension, profit sharing or other benefit plan for any of the foregoing persons and any separate account of The New England or of any insurance company affiliated with The New England.

* Shareholders of Reich & Tang Government Securities Trust may exchange their shares of that fund for Class A shares of any series of the Trusts at net asset value and without the imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.

OWNING FUND SHARES

EXCHANGING AMONG NEW ENGLAND FUNDS

CLASS A SHARES. Except as indicated in the next two sentences, you may exchange Class A shares of any series of the Trusts (and Class A shares of the Money Market Funds acquired through exchanges from any of the series of the Trusts) for the Class A shares of any other series of the Trusts (except New England Growth Fund, which is subject to special eligibility restrictions) without paying a sales charge. Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (and shares of the Money Market Funds acquired through exchanges of such shares) may be exchanged for shares of the Fund at net asset value only if you have held them for at least six months; otherwise, sales charges apply to the exchange. If you exchange your Class A shares of New England Adjustable Rate U.S. Government Fund (the OAdjustable Rate FundO) for shares of another fund that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your Adjustable Rate Fund shares and the higher sales charge of the fund into which you are exchanging. In addition, you may redeem Class A shares of any Money Market Fund that were not acquired through exchanges from any series of the Trusts and have the proceeds directly applied to the purchase of Fund shares at the applicable sales charge.

[SIDEBAR]
Automatic Exchange Plan

The Fund has an automatic exchange plan under which shares of a class of the Fund are automatically exchanged each month for shares of the same class of other series in the Trusts (other than New England Growth Fund, which is available only to certain eligible investors). The minimum monthly exchange amount under the plan is $50. There is no fee for exchanges made pursuant to this program, but there may be a sales charge as described on this page.

CLASS B SHARES. You may exchange Class B shares of the Fund or any series of the Trusts (and Class B shares of the Money Market Funds or Class A shares of the Money Market Funds which have not been subject to a previous sales charge) for Class B shares of any other series of the Trusts (except New England Growth Fund). Such exchanges will be made at the next determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See "Sales Charges -- Class B Shares" above.

CLASS C SHARES. You may exchange Class C shares of the Fund for Class C shares of any other series of the Trusts which offers Class C shares or for Class A shares of the Money Market Funds.

TO MAKE AN EXCHANGE, please call 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time), write to New England Funds or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. The exchange must be for a minimum of $500 (or the total net asset value of your account, whichever is less), except that under the Automatic Exchange Plan, the minimum is $50. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You have the automatic privilege to exchange your Fund shares by telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions.

Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

FUND DIVIDEND PAYMENTS

The Fund declares dividends daily and pays them monthly. The Fund pays as dividends substantially all net investment income (other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). The Fund pays short-term capital gains annually. The trustees of the Trust may adopt a different schedule as long as payments are made at least annually. If you intend to purchase shares of the Fund shortly before it declares a dividend you should be aware that a portion of the purchase price may be returned to you as a taxable dividend.

You have the option to reinvest all distributions in additional shares of the same class of the Fund or in shares of the same class of other series of the Trusts, to receive distributions from ordinary income in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of other series of the Trusts or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

DIVIDEND DIVERSIFICATION PROGRAM

You may also establish a dividend diversification program that allows you to have all dividends and any other distributions automatically invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. For Class A shareholders, investments will be made at the appropriate offering price, which may include a sales charge. For Class B shareholders, shares acquired through this program will be subject to a CDSC if they are redeemed from the account. Dividends will be invested in the selected fundOs shares on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fund's minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fund's prospectus.

SELLING FUND SHARES

4 WAYS TO SELL FUND SHARES

[GRAPHIC] THROUGH YOUR INVESTMENT DEALER:

Call your authorized investment dealer for information.

[GRAPHIC] BY TELEPHONE:

You or your investment dealer may redeem (sell) shares by telephone using any of the three methods described below:

Wired to Your Bank Account -- If you have previously selected the telephone redemption privilege on your account, Class A, Class B and Class C shares may be redeemed by calling 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time). Class A shares only may also be redeemed by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. Redemption requests accepted after the Exchange has closed (4:00 p.m. Eastern time) will be processed at the next-determined net asset value. The proceeds (LESS ANY APPLICABLE CDSC) generally will be wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your bank must be a member of the Federal Reserve System or have a correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record -- Shares may be redeemed by calling 1-800-225-5478 and requesting that a check for the proceeds (LESS ANY APPLICABLE CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to you on the business day after your redemption request is received.

Through ACH -- Shares may be redeemed electronically through the ACH system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 prior to 3:00 p.m. (Eastern time) on a day when the Fund is open for business or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. If your telephone call is made to Tele#Facts before 4:00 p.m., the redemption will be processed the day the call is made, unless it is a day when the Exchange closes before 4:00 p.m. and your call is made after the Exchange closes. The proceeds (LESS ANY APPLICABLE CDSC) generally will arrive at your bank within three business days; their availability will depend on your bankOs particular rule. If you have recently purchased your shares through the ACH system, the Fund may withhold redemption proceeds until the funds have cleared, which may take up to ten days.

[GRAPHIC] BY MAIL:

You may redeem your shares at their net asset value (LESS ANY
APPLICABLE CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered, the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and indicate any special capacity in which you are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional written information may be required for redemptions by certain benefit plans and IRAs. Contact the Distributor or your investment dealer for details.

If you hold certificates for your Class A shares, you must enclose them with your redemption request or your request will not be honored. The Fund recommends that certificates be sent by registered mail.

[GRAPHIC] BY SYSTEMATIC WITHDRAWAL PLAN:

You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account. Redemption of shares pursuant to the Plan will not be subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

GENERAL. Redemption requests will be effected at the net asset value next determined after the redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00 p.m. Eastern time on the same day will receive that dayOs net asset value). Redemption proceeds (LESS ANY APPLICABLE CDSC) will normally be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special rules apply to redemptions under powers of attorney. Please call the Distributor or your investment dealer for more information.

Telephone redemptions are not available for tax qualified retirement plans or for Fund shares in certificate form. If certificates have been issued for your investment, you must send them to New England Funds along with your request before a redemption request can be honored. See the instructions for redemption by mail above.

The Fund may suspend the right of redemption and may postpone payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency that makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

REPURCHASE OPTION
(CLASS A SHARES ONLY)

You may apply your redemption proceeds (without a sales charge) to the repurchase of Class A shares of any series of the Trusts. To qualify, you must reinvest some or all of the proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for some or all of the redemption amount. Please note: for federal income tax purposes, a redemption is a sale that involves tax consequences (even if the proceeds are later reinvested). Please consult your tax adviser.
FUND DETAILS

HOW FUND SHARE PRICE IS DETERMINED

Loomis Sayles, under the supervision of the Trust's Board of Trustees, determines the value of the total net assets of the Fund as of the close of regular trading (ordinarily 4:00 p.m. Eastern time) each day the Exchange is open. The Board of Trustees has authorized Loomis Sayles to delegate certain price determination functions to pricing services or facilities selected by Loomis Sayles. Securities for which market quotations are readily available are generally valued at market value on the basis of market quotations. Options, interest rate futures and options thereon which are traded on exchanges are valued at their last sale price as of the close of the Exchange. All money market instruments with a maturity of more than 60 days are valued at current market value. The value of debt securities with remaining maturities of 60 days or less shall be their amortized cost value, unless conditions indicate otherwise. In all other cases, the value of the Fund's assets is determined in good faith by Loomis Sayles, or a pricing service selected by Loomis Sayles, under the supervision of the Board of Trustees.

The net asset value per share of each class is determined by dividing the value of each classOs net assets (the current U.S. dollar value, in the case of securities principally traded outside the United States) plus any cash and other assets (including dividends and interest receivable but not collected) less all liabilities (including accrued expenses), by the number of shares of such class outstanding. The public offering price of the FundOs Class A shares is determined by adding the applicable sales charge to the net asset value. See "Buying Fund Shares -- Sales Charges" above. The public offering price of Class B and Class C shares is the net asset value per share.

The exact price you pay for a share will be determined by the next set of calculations made after your order is accepted by New England Funds, L.P. In other words, if, on a Tuesday morning, your properly completed application is received, your wire is received or your dealer places your trade for you, the price you pay will be determined by the calculations made as of the close of regular trading on the Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that dayOs public offering price.

INCOME TAX CONSIDERATIONS

The Fund intends to meet all requirements of the Internal Revenue Code of 1986, as amended, to ensure that it qualifies as a regulated investment company and thus does not expect to pay any federal income tax on investment income and capital gains distributed to shareholders in cash or additional shares. Unless you are a tax exempt entity, your distributions derived from the Fund's short-term capital gains and ordinary income are taxable to you as ordinary income. Distributions derived from the Fund's long-term capital gains ("capital gains distributions"), if designated as such by the Fund, are taxable to you as long-term capital gains, regardless of how long you have owned shares in the Fund. Both dividends and capital gains distributions are taxable whether distributed to you in cash or additional shares.

The Fund's transactions in foreign currency-denominated debt securities and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a part or all of the Fund's income distributions to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid federal income tax liability.

CALCULATING THE PRICE OF SHARES

Total Market Value of Portfolio Securities
  plus
Other Assets
  minus
Any Liabilities
  divided by
Total Number of Outstanding Shares in a Class
  equals
Net Asset Value (NAV)

THE PUBLIC OFFERING PRICE FOR CLASS A SHARES IS THE NAV PLUS THE
APPLICABLE SALES CHARGE. THE PUBLIC OFFERING PRICE FOR CLASS B AND CLASS C IS THE NAV.

DIVIDENDS DERIVED FROM INTEREST ON U.S. GOVERNMENT SECURITIES MAY BE EXEMPT FROM STATE AND LOCAL TAXES. The Trust intends to advise shareholders of the proportion of the Fund's dividends that are derived from such interest. Before investing in the Fund, you should check the consequences of your local and state tax laws, which may be different from the federal tax consequences, and the consequences for any retirement plan offering tax benefits.

To avoid an excise tax, the Fund intends to distribute prior to calendar year end virtually all the Fund's ordinary income earned during that calendar year, and virtually all of the capital gain net income the Fund realized in the 12-month period ending December 31 but has not previously distributed. If declared in December to shareholders of record in that month, and paid the following January, these distributions will be considered for federal income tax purposes to have been received by shareholders on December 31.

[SIDEBAR]
AVERAGE COST STATEMENT

If you have exchanged or redeemed shares during the year, you will receive a statement that shows the cost basis of those shares which should help you determine your gain or loss for tax purposes.

The Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past or if you fail to certify to the Fund that you are not subject to such withholding. In addition, the Fund will be required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt institution, however, these back-up withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually, if you earn more than $10 in taxable income from the Fund, you will receive a Form 1099 to assist you in reporting the prior calendar yearOs distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The foregoing is a summary of certain federal income tax consequences of an investment in the Fund. You should consult a competent tax adviser as to the effect of an investment in the Fund on your particular federal, state and local tax situations.

THE FUND'S EXPENSES

In addition to the management fee paid to NEFM and the fees paid to the Distributor, the Fund pays all expenses not borne by the Fund's investment adviser, subadviser or the Distributor, including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing prospectuses and reports to shareholders and the compensation of trustees who are not directors, officers or employees of NEFM, Loomis Sayles or their affiliates, other than affiliated registered investment companies. Certain expenses are allocated differently between the Fund's Class A, Class B and Class C shares, on one hand, and its Class Y shares, on the other hand. (See "Additional Facts About the Fund," below.)

Under a Service Plan in the case of Class A shares, and Service and Distribution Plans in the case of Class B and Class C shares, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor a monthly service fee at an annual rate not to exceed 0.25% of the FundOs average daily net assets attributable to the Class A, Class B and Class C shares. The Distributor may pay up to the entire amount of this fee to securities dealers who are dealers of record with respect to the FundOs shares, for providing personal services to investors in shares of the Fund and/or maintenance of shareholder accounts. In the case of Class B shares, the Distributor pays investment dealers at the time of sale the first year's service fee in the amount of up to 0.25% of the amount invested.

The FundOs Class B shares and Class C shares pay the Distributor a monthly distribution fee at an annual rate not to exceed 0.75% of the average net assets of the FundOs Class B shares and Class C shares. The Distributor may pay up to the entire amount of the distribution fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares. The Distributor retains the balance of the fee as compensation for its services as distributor of the relevant class of shares.

The Fund's Class A service fee is payable only to reimburse the Distributor for amounts it pays or expends in connection with the provision of personal services to investors and/or the maintenance of shareholder accounts. To the extent that the Distributor's reimbursable expenses in any year exceed the maximum amount payable under the relevant Plan for that year, such expenses may be carried forward for reimbursement in future years in which the Plan remains in effect. The Class B and Class C service fees are payable regardless of the amount of the Distributor's related expenses.

PERFORMANCE CRITERIA

The Fund may include total return information in advertisements or other written sales material. The Fund will show the average annual total return for each class of shares for the one-, five- and ten-year periods (or, if shorter, the period since the commencement of the classOs operations) through the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a class at the beginning of the relevant period to the value of the investment at the end of the period (assuming deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions and, in the case of the Class B shares, imposition of the CDSC for the period of time quoted). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the class in question during the relevant period. The classes may also show total return over other periods, on an aggregate basis for the period presented, or without deduction of a sales charge. If a sales charge is not deducted in calculating total return, the class's total return is higher.

The Fund may also include the yield, accompanied by the total return, for each class of shares, in advertising and other written material. Yield will be computed in accordance with the SECOs standardized formula by dividing the adjusted net investment income per share earned during a recent 30-day period by the maximum offering price of a share of the relevant class (reduced by any earned income expected to be declared shortly as a dividend) on the last day of the period. Yield calculations will reflect any voluntary expense limitations in effect for the Fund during the relevant period.

The Fund may also present one or more distribution rates for each class in its sales literature. These rates will be determined by annualizing the classOs distributions from net investment income and net short-term capital gains over a recent 12-month, three-month or 30-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period. If the net asset value rather than the maximum offering price is used to calculate the distribution rate, the rate will be higher.

Total return will generally be higher for Class A shares than for Class B and Class C shares because of the higher levels of expenses borne by the Class B and Class C shares. However, this difference may be offset in whole or in part by the benefit gained by 100% immediate investment of the purchase price of Class B shares or Class C shares. As a result of lower operating expenses, Class Y shares can be expected to achieve a higher investment return than the Fund's Class A, Class B or Class C shares.

All performance information is based on past results and is not an indication of likely future performance.

ADDITIONAL FACTS ABOUT THE FUND

*    New England Funds Trust I was organized in 1985 as a
     Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Strategic Income Fund commenced investment operations in 1995.

* When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the TrustOs trustees and to cast a vote for each share you own at shareholder meetings. Shares of the Fund vote separately from shares of other series of the Trust, except as otherwise required by law. Shares of all classes of the Fund vote together, except as to matters relating to a classOs Rule 12b-1 plan, for which only shares of that class are entitled to vote.

* Except for matters that are explicitly identified as OfundamentalO in this prospectus or Parts I and II of the Statement, the investment policies of the Fund may be changed without shareholder approval or prior notice. The investment objectives of the Fund are not fundamental. If there is a change in the investment objectives of the Fund, you should consider whether the Fund remains an appropriate investment in light of your then current financial position and needs.

* The Trust does not generally hold regular shareholder meetings and will do so only when required by law. Shareholders of the Trust may remove the trustees of the Trust from office by votes cast at a shareholder meeting or by written consent.

* The transfer and dividend paying agent for the Fund is New England Funds, L.P., 399 Boylston Street, Boston, MA 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

* Class Y shares of the Fund may be purchased by endowments and foundations. The minimum initial investment is $1 million for these entities and the minimum for each subsequent investment is $100,000. Class Y shares may also be purchased by plan sponsors of 401(a), 401(k), 457 or 403(b) plans ("Retirement Plans") that have total investment assets in these plans of at least $10 million. Plan sponsors' investment assets in multiple Retirement Plans can be aggregated for purposes of meeting this minimum. Class Y shares may also be purchased by any separate account of The New England or of any other insurance company affiliated with The New England ("Separate Accounts"). There is no minimum initial or subsequent investment amount for Retirement Plans or Separate Accounts. Investments in Class Y shares may also be made by certain individual retirement accounts if the amounts invested represent rollover distributions from investments by any of the foregoing Retirement Plans of amounts invested in Class Y shares.

* Class Y shares are identical to Class A, Class B and Class C shares, except that Class Y shares have no sales charge or CDSC, bear no Rule 12b-1 fees and have separate voting rights in certain circumstances. Class Y bears its own transfer agency and prospectus printing costs.

* If the balance in your account with the Fund is less than a minimum dollar amount set by the trustees of the Trust from time to time (currently $500), the Fund may close your account and send the proceeds to you. Shareholders who are affected by this policy will be notified of the Fund's intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to tax-qualified plans (such as IRAs, Keoghs and pension and profit sharing plans) and automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in net asset value per share.

* The Class A, Class B, Class C and Class Y structure could be terminated should certain IRS rulings be rescinded. See Part II of the Statement for more details.

* The Fund's annual report will contain additional performance information and will be made available upon request and without charge.

APPENDIX A: RATINGS OF SECURITIES

DESCRIPTION OF MOODYOS INVESTORS SERVICE, INC. BOND RATINGS:

Aaa, Aa, A -- Bonds which are rated Aaa or Aa are judged to be of high quality by all standards and are generally known as high grade bonds. Bonds rated Aa are rated lower than Aaa securities because margins of protection may not be as large as in the latter or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOROS CORPORATION BOND RATINGS:

AAA, AA, A -- Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree. Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in high rated categories.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB-B-CCC-CC-C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI -- The rating CI is reserved for income bonds on which no income is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

GLOSSARY OF TERMS

Capital gain distributions -- Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gain distributions are usually paid once a year.

Contingent deferred sales charge (CDSC) -- A fee that may be charged when a shareholder sells fund shares.

Distribution fee -- An annual asset-based sales charge that is used to pay for sales-related expenses.

Income distributions -- Payments to shareholders resulting from interest or dividend income earned by a fund's portfolio.

Mutual fund -- The pooled assets of a group of investors, professionally managed in pursuit of a specific objective.

Net asset value (NAV) -- The market value of one share of a mutual fund on any given day without sales charge or CDSC. Determined by dividing the fund's total net assets by the number of fund shares outstanding.

New England Funds, L.P. -- The distributor and transfer agent of the New England Funds.

Open end investment management company -- A mutual fund that allows investors to redeem fund shares directly from the fund company on any business day.

Public offering price (POP) -- The price of one share of a mutual fund, including its initial sales charge, if there is one.

Record date -- The date on which mutual fund investors must own a fund's shares to be eligible to receive specific income or capital gain distributions.

Service fee -- Payments by a fund for personal service to investors and/or for maintenance of shareholder accounts by the Distributor or a financial representative.

Total Return -- The change in value of an investment in a fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

Yield -- The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the Securities and Exchange
Commission.

12b-1 fees -- Fees paid by a mutual fund under a plan adopted under the 1940 Act Rule 12b-1. Can include both distribution fees and service fees (see above).

[LOGO]
NEW ENGLAND FUNDS

STOCK FUNDS
International Equity Fund
Growth Fund
Star Advisers Fund
Capital Growth Fund
Value Fund
Growth Opportunities Fund
Balanced Fund

BOND FUNDS
High Income Fund
Strategic Income Fund
Government Securities Fund
Bond Income Fund
Limited Term U.S. Government Fund
Adjustable Rate U.S. Government Fund

TAX EXEMPT FUNDS
Tax Exempt Income Fund
Massachusetts Tax Free Income Fund
Intermediate Term Tax Free Fund of California
Intermediate Term Tax Free Fund of New York

MONEY MARKET FUNDS
Cash Management Trust
--Money Market Series
--U.S. Government Series
Tax Exempt Money Market Trust

TO LEARN MORE, AND FOR A FREE PROSPECTUS, CONTACT YOUR FINANCIAL
REPRESENTATIVE.

New England Funds, L.P.
399 Boylston Street, Boston, MA  02116
Toll Free  800-225-5478

THIS MATERIAL IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS WHEN IT IS PRECEDED OR ACCOMPANIED BY THE FUNDS CURRENT PROSPECTUS, WHICH CONTAINS INFORMATION ABOUT DISTRIBUTION CHARGES, MANAGEMENT, AND OTHER ITEMS OF INTEREST. INVESTORS ARE ADVISED TO READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

                           NEW ENGLAND FUNDS

                New England Government Securities Fund
             New England Limited Term U.S. Government Fund
           New England Adjustable Rate U.S. Government Fund
                   New England Strategic Income Fund
                     New England Bond Income Fund
                     New England High Income Fund
                  New England Tax Exempt Income Fund

                  STATEMENT OF ADDITIONAL INFORMATION

                              May 1, 1995

     This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the prospectus of the funds in the New England Funds that are listed above. This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of those funds dated May 1, 1995 for Class A, Class B, Class C or Class Y shares (the "prospectus" or "prospectuses"). The Statement should be read together with the Prospectuses. Investors may obtain a free copy of the prospectuses from New England Funds, L.P., Prospectus Fulfillment Desk, 399 Boylston Street, Boston, MA 02116.

     Part I of this Statement contains specific information about Class A and B shares of all of the Funds listed above, Class C shares of the New England Limited Term U.S. Government Fund, New England Bond Income Fund and New England Strategic Income Fund and Class Y shares of New England Government Securities Fund, New England Limited Term U.S. Government Fund, New England Adjustable Rate U.S. Government Fund, New England Strategic Income Fund and New England Bond Income Fund (the "Funds" and each a "Fund"). Part II includes information about the Class A, B, C and Y shares of the Funds and other New England Funds.

     New England Government Securities Fund, New England Strategic Income Fund, New England Bond Income Fund and New England Tax Exempt Income Fund are series of New England Funds Trust I, a registered management investment company that offers a total of ten series, and New England Limited Term U.S. Government Fund, New England Adjustable Rate U.S. Government Fund and New England High Income Fund are series of New England Funds Trust II, a registered investment company that offers a total of seven series.

                   T a b l e   o f   C o n t e n t s
                                                        Page
                         Part I
     Investment Restrictions                             ii
     Fund Charges and Expenses                            x
     Investment Performance of the Funds                 xvi

                        Part II
     Miscellaneous Investment Practices                   1
     Management of the Trusts                            12
     Portfolio Transactions and Brokerage                24
     Description of the Trusts and Ownership of          27
     Shares
     How to Buy Shares                                   30
     Net Asset Value and Public Offering Price           30
     Reduced Sales Charges                               31
     Shareholder Services                                33
     Redemptions                                         37
     Standard Performance Measures                       39
     Income Dividends, Capital Gain Distributions        43
     and Tax Status

     Appendix A - Description of Bond Ratings            47
     Appendix B - Publications That May Contain          50
     Fund Information
     Appendix C - Advertising and Promotional            53
     Literature





                        INVESTMENT RESTRICTIONS


     The following is a description of restrictions on the investments to be made by the Funds, which restrictions (except as otherwise specifically indicated below and, in the case of the Strategic Income Fund, only restrictions marked with an asterisk) may not be changed without the approval of a majority of the outstanding voting securities of the relevant Fund. The percentages set forth below and the percentage limitations set forth in the prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Government Securities Fund
New England Government Securities Fund (the "Government Securities Fund") will not:

(1) Invest in any securities other than U.S. Government Securities, put and call options thereon, futures contracts, options on futures contracts and repurchase agreements;

(2) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell interest rate futures contracts and related options;

(3) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.);

(4) Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time. (It is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made with respect to securities subject to outstanding options.);

(5) Make loans to other persons (except as provided in restriction (6) below); provided that for purposes of this restriction the investment in repurchase agreements shall not be deemed to be the making of a loan;

(6) Lend its portfolio securities in excess of 15% of its total assets taken at market value;

(7) Issue senior securities, borrow money or pledge its assets; provided, however, that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the market value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate futures contracts, options on interest rate futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of a senior security.);

(8) Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

(9) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to U.S. Government Securities and with respect to interest rate futures contracts;

(10) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. Under the Investment Company Act of 1940 (the "1940 Act"), the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company.

     Although the Government Securities Fund may from time to time loan its portfolio securities and issue senior securities, borrow money or pledge its assets to the extent permitted by investment restrictions (5), (6) and (7) above, the Fund has no current intention of engaging in such investment techniques.

     As a matter of operating policy subject to change without shareholder approval, the Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities; (2) invest more than 15% of the Fund's total net assets in illiquid investments; (3) invest in any oil, gas and other mineral leases; (4) purchase or sell real property including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, or (5) invest more than 5% of its net assets in warrants, no more than 2% of which will be invested in warrants that are not listed on the New York Stock Exchange or American Stock Exchange, provided however, that for purposes of this limitation, warrants acquired by the Fund in units or attached to other securities may be deemed to be without value.

Limited Term U.S. Government Fund
New England Limited Term U.S. Government Fund (the "Limited Term U.S. Government Fund") will not:

(1) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or options transactions is not considered the purchase of a security on margin.);

(2) Make short sales of securities unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time;

(3) Issue senior securities, borrow money or pledge its assets; provided, however, that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the current value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, futures contracts and options on futures contracts, and collateral arrangements with respect to initial and variation margin, are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures or options are deemed to be the issuance of a senior security.);

(4) Invest more than 25% of its total assets (taken at current value) in securities of businesses in the same industry (for this purpose, telephone, electric, water and gas utilities are considered separate industries);

(5) Make loans, except by the purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness that are a part of an issue to the public or to financial institutions, or by lending portfolio securities to the extent set forth in Part II of this Statement of Additional Information under "Miscellaneous Investment Practices -- Loans of Portfolio Securities" provided that for purposes of this restriction, investment in repurchase agreements shall not be deemed to be the making of a loan;

(6) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts, currency futures contracts and options related to such futures contracts. (This restriction does not prevent the Fund from purchasing securities of companies investing or dealing in the foregoing.);

(7) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(8) Make investments for the purpose of exercising control or management;

(9) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to financial instruments or indices thereof and currencies and with respect to futures contracts on financial instruments or indices thereof.

Although the Limited Term U.S. Government Fund may from time to time make short sales, issue senior securities, borrow money or pledge its assets to the extent permitted by the above investment restrictions, the Limited Term U.S. Government Fund has no current intention of engaging in such investment techniques.

     As a matter of operating policy subject to change without shareholder approval, the Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities or (2) invest more than 15% of the Fund's total net assets in illiquid securities.

     The Fund may invest in the securities of other investment companies to the extent permitted by the 1940 Act. The Fund has given undertakings to certain state regulatory authorities that the Fund will not (i) invest in real estate limited partnership interests or
(ii) invest more than 5% of its net assets in warrants, no more than 2% of which will be invested in warrants that are not listed on the New York Stock Exchange or American Stock Exchange; provided, however, that for purposes of this limitation, warrants acquired by the Fund in units or attached to other securities may be deemed to be without value.

     Such undertakings can be changes without shareholder approval, but the Trust's Statement will be revised to reflect any such changes.

Adjustable Rate Fund
New England Adjustable Rate U.S. Government Fund (the "Adjustable Rate Fund") will not:

(1) Purchase any security (other than U.S. Government Securities) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

(2) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or related options transactions is not considered the purchase of a security on margin.);

(3) Make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at market value) is held as collateral for such sales at any one time. (It is the current intention of the Fund, which may change without shareholder approval, to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made with respect to securities covering outstanding options.);

(4) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

(5) Issue senior securities, borrow money or pledge its assets; provided, however, that the Fund may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions, in amounts not exceeding 10% (taken at the market value) of its total assets and pledge its assets to secure such borrowings; and, provided, further, that the Fund will not purchase any additional portfolio securities at any time that its borrowings exceed 5% of its total net assets. (For the purpose of this restriction, collateral arrangements with respect to the writing of options, interest rate future contracts, and options on interest rate futures contracts, collateral arrangements with respect to interest rate caps, floors or swap arrangements, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither (i) such arrangements, (ii) the purchase or sale of futures or related options, (iii) interest rate caps and floors nor (iv) interest rate swap agreements, where assets are segregated to cover the Fund's obligations thereunder, are deemed to be the issuance of a senior security.);

(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(7) Purchase or retain securities of any issuer if officers and trustees of the Trust or officers and directors of the investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, that are a part of an issue to the public or to financial institutions, or by lending portfolio securities to the extent set forth under "Miscellaneous Investment Practices - Loans of Portfolio Securities" in Part II of this Statement of Additional Information. (This restriction 8 does not limit the Fund's ability to engage in repurchase agreement transactions.);

(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, real estate or commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts, currency futures contracts and options related to such futures contracts, and may purchase interest rate caps and floors and enter into interest rate swap agreements. (This restriction does not prevent the Fund from purchasing securities of companies investing or dealing in the foregoing.);

(10) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(11) Make investments for the purpose of exercising control or management;

(12) Participate on a joint or joint and several basis in any trading account in securities;

(13) Write, purchase or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with respect to fixed income securities and currencies and with respect to futures contracts on fixed income securities or currencies;

(14) Purchase any illiquid security, including securities that are not readily marketable, if, as a result, more than 10% of the Fund's total net assets (based on current value) would then be invested in such securities. The staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct its operations in a manner consistent with this view.

(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.

     Although the Fund may loan its portfolio securities and issue senior securities, borrow money, pledge its assets, and invest in the securities of other investment companies to the extent permitted by investment restrictions (5), (8) and (14) above, the Fund has no current intention of engaging in such investment activities. Also, the Fund will not invest in any stripped securities or other derivative investments.

     In addition, as a matter of current operating policy that may be changed without shareholder approval, the Adjustable Rate Fund (1) intends to limit certain of its investments in accordance with the provisions of the Federal Credit Union Act and Regulation 703 thereunder, (2) will not purchase or sell real property, including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate, and (3) will not purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities.




Strategic Income Fund
New England Strategic Income Fund (the "Strategic Income Fund") will not:

*(1)     Purchase any security (other than U.S. Government Securities)
    if , as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries, and each foreign country's government (together with subdivisions thereof) will be considered to be a separate industry);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities), or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales. (For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin);

(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and all debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

*(4)     Borrow money in excess of 25% of its total assets, and then only as a temporary measure for extraordinary or emergency purposes;

(5) Pledge more than 25% of its total assets (taken at cost). (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge of assets);

(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(7) Purchase or retain securities of any issuer if officers and trustees of New England Funds Trust I or of any investment adviser of the Fund who individually own more than 1/2 of 1% of the shares or securities of that issuer, together own more than 5%;

*(8)     Make loans, except by entering into repurchase agreements or by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are a part of an issue to the public or to financial institutions, or through the lending of the Fund's portfolio securities;

*(9)     Buy or sell oil, gas or other mineral leases, rights or
    royalty contracts, real estate or commodities or commodity contracts, except that the Fund may buy and sell futures contracts and related options. (This restriction does not prevent the Fund from purchasing securities of companies investing in the foregoing);

*(10)    Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(11) Make investments for the purpose of exercising control or management;

(12) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with any investment adviser of the Fund or accounts under any such investment adviser's management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.);

(13) Write, purchase or sell options or warrants, except that the Fund may (a) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (b) write, purchase and sell put and call options on securities, securities indexes or futures contracts and (c) enter into currency forward contracts;

(14) Purchase any illiquid security if, as a result, more than 15% of its net assets (taken at current value) would be invested in such securities;

(15) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions. Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the total assets of the Fund (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company; or

*(16)    Issue senior securities.  (For the purpose of this
    restriction none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restrictions (2) or (5) above; any borrowing permitted by restriction (4) above; any collateral arrangements with respect to forward contracts, options, futures contracts, swap contracts or other similar contracts and options on futures contracts, swap contracts or other similar contracts and with respect to initial and variation margin; the purchase or sale of options, forward contracts, futures contracts, swap contracts or other similar contracts or options on futures contracts, swap contracts or other similar contracts; and the issuance of shares of beneficial interest permitted from time to time by the provisions of the Trust's Declaration of Trust and by the Investment Company Act of 1940, the rules thereunder, or any exemption therefrom.)

     As a matter of operating policy subject to change without shareholder approval, the Fund will not (1) at the time of purchase, invest more than 5% of its assets the securities of any issuer, excluding government securities; and (2) purchase puts, calls, straddles, spreads and any combination thereof if by reason thereof the value of its aggregate investments in such will exceed 5% of its total assets.

Bond Income Fund
New England Bond Income Fund (the "Bond Income Fund") will not:

(1) Purchase any security (other than U.S. Government obligations) if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer or 25% of the Fund's total assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

(2) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

(3) Acquire more than 10% of any class of securities of an issuer (taking all preferred stock issues of an issuer as a single class and debt issues of an issuer as a single class) or acquire more than 10% of the outstanding voting securities of an issuer;

(4) Borrow money, except as a temporary measure for extraordinary or emergency purposes, up to an amount not in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower;

(5) Pledge more than 15% of its total assets (taken at cost);

(6) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(7) Purchase or retain securities of any company if officers and trustees of New England Funds Trust I or of any investment adviser of the Bond Income Fund who individually own more than 1/2 of 1% of the shares or securities of that company, together own more than 5%;

(8) Make loans, except by purchase of bonds, debentures, commercial paper, corporate notes and similar evidences of indebtedness, which are part of an issue to the public, or by lending portfolio securities to the extent set forth under "Miscellaneous Investment Practices -- Loans of Portfolio Securities" in Part II of this Statement;

(9) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate (except that the Bond Income Fund may buy and sell marketable securities of companies, including real estate investment trusts, which may represent indirect interests in real estate);

(10)     Act as underwriter;

(11) Make investments for the purpose of exercising control or management;

(12) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Back Bay Advisors, L.P. ["Back Bay Advisors"] or accounts under its management to reduce brokerage commissions, to average prices among them, or to facilitate such transactions is not considered participating in a trading account in securities.);

(13) Write or purchase puts, calls or combinations of both except that the Bond Income Fund may purchase warrants or other rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, provided that such warrants or other rights to subscribe are attached to, or a part of a unit offering involving, other securities;

(14) Invest in the securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets [taken at current value] in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets [taken at current value], or (c) own more than 3% of the outstanding voting stock of any one investment company.)

     In order to comply with certain state requirements applicable to restriction (5) above, as a matter of operating policy subject to change without shareholder approval, the Bond Income Fund will not pledge more than 2% of its assets. As a matter of operating policy subject to change without shareholder approval, the Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities; (2) invest more than 15% of the Fund's total net assets in illiquid investments; or (3) purchase or sell real property, including limited partnership interests but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate.

High Income Fund
New England High Income Fund (the "High Income Fund") will not:

(1) Buy more than 10% of the voting securities or more than 10% of all of the securities of any issuer, or invest to control or manage any company;

(2) Purchase securities on "margin," except for short-term credits as needed to clear securities purchases;

(3) Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer commission or profit, other than a customary brokerage commission, is involved and only if immediately thereafter not more than 10% of the value of its total assets would be invested in such securities;

(4) Purchase securities, other than shares of the Fund, from or sell portfolio securities to its directors or officers, or firms they are affiliated with as principals, except as permitted by the regulations of the SEC;

(5) Purchase or sell commodities and commodity contracts;

(6) Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, repurchase agreements, bonds, or other evidences of indebtedness or deposits with banks or other financial institutions may be considered loans;

(7) Write or purchase put, call, straddle, or spread options;

(8) Make short sales of securities or maintain a short position;

(9) Purchase or sell real estate, provided that the Fund may invest in securities secured by real estate or interests therein or in securities issued by companies which invest in real estate or interests therein;

(10) Purchase or sell interests in oil and gas or other mineral exploration or development programs, provided that the Fund may invest in securities issued by companies which do invest in or sponsor such programs;

(11)     Underwrite the securities of other issuers; or

(12) Invest more than 10% of the value of its total assets, in the aggregate, in repurchase agreements maturing in more than seven days and restricted securities.

     As a matter of operating policy subject to change without shareholder approval, the Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities or (2) invest more than 15% of the Fund's total net assets in illiquid investments.

     The Fund has given undertakings to certain state regulatory authorities that the Fund will not (1) invest more than 5% of its net assets in warrants, no more than 2% of which will be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange; provided, however, that for purposes of this limitation, warrants acquired by the Fund in units or attached to other securities may be deemed to be without value, (2) invest in mineral leases or (3) invest in real estate limited partnership interests. Such undertakings can be changed without shareholder approval, but the Statement will be revised to reflect any such changes.

Tax Exempt Income Fund
New England Tax Exempt Income Fund (the "Tax Exempt Income Fund") will not:

(1) Purchase any security if, as a result, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer. This limitation does not apply to U.S. Government Securities. (The Fund will treat each state and each separate political subdivision, agency, authority or instrumentality of such state, each multistate agency or authority, and each guarantor, if any, as a separate issuer);

(2) Invest more than 25% of its total assets (taken at current value) in industrial development revenue bonds that are based, directly or indirectly, on the credit of private entities in any one industry or in securities of private issuers in any one industry. (For the purpose of this restriction, "private activity bonds" under the Code will be treated as industrial revenue bonds.) (In the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries);

(3) Purchase any security on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; or make short sales. For this purpose, the deposit or payment by the Fund of initial or variation margin in connection with interest rate futures contracts or tax exempt bond index futures contracts is not considered the purchase of a security on margin;

(4) Purchase more than 10% of the total value of the outstanding securities of an issuer;

(5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment) up to an amount not in excess of 10% of its total assets (taken at cost) or 5% of its total assets (taken at current value), whichever is lower;

(6) Pledge, mortgage or hypothecate more than 15% of its total assets (taken at cost). In order to comply with certain state requirements, as a matter of operating policy subject to change without shareholder approval, the Fund will not pledge, mortgage or hypothecate more than 5% of such assets;

(7) Invest more than 5% of its total assets (taken at current value) in securities of businesses less than three years old and industrial development revenue bonds where the private entity on whose credit the security is based, directly or indirectly, is less than three years old (including predecessor businesses and entities);

(8) Purchase or retain securities of any issuer if, to the knowledge of the Fund, officers and trustees of New England Funds Trust I or of any investment adviser of the Tax Exempt Income Fund who individually own beneficially more than 1/2 of 1% of the securities of that issuer, together own beneficially more than 5% of such securities;

(9) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies. This limitation does not apply to repurchase agreements;

(10) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or real estate (except that the Fund may buy tax exempt bonds or other permitted investment secured by real estate or an interest therein);

(11) Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(12) Purchase voting securities or make investments for the purpose of exercising control or management;

(13) Participate on a joint or joint and several basis in any trading account in securities;

(14) Write, purchase, or sell puts, calls or combinations thereof, except that the Fund may write, purchase and sell puts, calls or combinations thereof with regard to futures contracts;

(15) Invest in the securities of other investment companies, except in connection with a merger, consolidation or similar transaction. (Under the 1940 Act, the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company.)

    The Fund may invest more than 25% of its assets in industrial development revenue bonds, subject to limitation (2) above. In addition, as a matter of such operating policy subject to change without shareholder approval, the Fund will not invest more than 25% of its assets in securities of issuers located in the same state, and the Fund will not (1) purchase any security restricted as to disposition under federal securities laws if as a result of such purchase more than 10% of the Fund's total net assets would be invested in such securities or (2) invest more than 15% of the Fund's total net assets in illiquid investments.


                       FUND CHARGES AND EXPENSES


INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEES

     Pursuant to separate advisory agreements, dated January 9, 1987, subject to the supervision of the board of trustees of New England Funds Trust I, Back Bay Advisors has agreed to manage the investment and reinvestment of the assets of the Government Securities Fund, the Bond Income Fund and the Tax Exempt Income Fund.

     Under its advisory agreement, the Government Securities Fund pays Back Bay Advisers a fee at the annual rate of .650% of the first $200 million of its average daily net assets, 0.625% up to the next $300 million of such assets and .600% of such assets in excess of $500 million. For the fiscal years ended December 31, 1992, 1993 and 1994, the advisory fees for the Government Securities Fund were $1,144,944, $1,211,057 and $1,102,880.

     Pursuant to advisory agreements dated January 3, 1989, subject to the supervision of the board of trustees of New England Funds Trust II, Back Bay Advisors manages the investment and reinvestment of the assets of the Limited Term U.S. Government Fund and the High Income Fund.

     The Limited Term U.S. Government Fund pays a fee at the annual rate of 0.650% of its average daily net assets up to the first $200 million, 0.625% of the next $300 million of such assets and .600% of such assets in excess of $500 million. Back Bay Advisors was paid $2,460,751, $3,390,740 and $3,163,619 for investment management services it rendered to the Limited Term U.S. Government Fund during the fiscal years ended December 31, 1992, 1993 and 1994, respectively, after reduction pursuant to the voluntary expense limitations then in effect.

     Pursuant to an advisory agreement dated October 17, 1991, subject to the supervision of the board of trustees of New England Funds Trust II, Back Bay Advisors has agreed to manage the investment and reinvestment of the assets of the Adjustable Rate Fund. Under the advisory agreement, the Fund pays a fee at the annual rate of 0.40% of the first $200 million of its average daily net assets, 0.375% of the next $300 million of such assets and 0.35% of such assets in excess of $500 million. Back Bay Advisors was paid $275,084, $955,078 and $1,056,207 respectively, for investment management services it rendered to the Adjustable Rate Fund during the fiscal years ended December 31, 1992, 1993 and 1994, after reduction pursuant to the expense limitation arrangement described below. Had the voluntary expense limitation not been in effect Back Bay Advisors would have been paid $751,293, 2,011,626 and $2,351,792 respectively, for investment management services it rendered to the Adjustable Rate Fund during the fiscal years ended December 31, 1992, 1993 and 1994.

     New England Funds, L.P. (the "Distributor"), an affiliate of Back Bay Advisors, provides the Adjustable Rate Fund with office space, facilities and equipment, services of executive and other personnel and certain administrative services, all under an Administrative Services Agreement. Under this Agreement, the Adjustable Rate Fund pays the Distributor a fee at the annual rate of 0.15% of the first $200 million of the Fund's average daily net assets, 0.135% of the next $300 million of such assets and 0.12% of such assets in excess of $500 million.

     Until further notice to the Adjustable Rate Fund, Back Bay Advisors and the Distributor have voluntarily agreed to reduce their management fee and administrative services fee, respectively, and, if necessary, to bear certain expenses related to operating the Fund in order to limit the Fund's expenses to an annual rate of 0.70%,1.45% and 0.45% of the average daily net assets of the Fund's Class A, Class B and Class Y shares, respectively.

     Under their advisory agreements, the Bond Income Fund and the Tax Exempt Income Fund each pay Back Bay Advisers a fee at the annual rate of .500% of the first $100 million of its average daily net assets and
 .375% of such assets in excess of $100 million. For the fiscal years ended December 31, 1992, 1993 and 1994, the advisory fees for the Bond Income Fund were $613,851, $751,948 and $774,457; and for the Tax Exempt Income Fund the fees were $772,944, $911,990 and $925,947.

     The advisory agreement for the Tax Exempt Income Fund includes a provision under which Loomis Sayles & Company, L.P. ("Loomis Sayles") will serve as a sub-adviser and will furnish regularly to Back Bay Advisors, without additional cost to the Fund, statistical and research information and advice relating to the Fund's investments. For its services, Loomis Sayles will receive a fee, to be paid by Back Bay Advisors not less often than quarterly, equal to 40% of the compensation paid by the Fund to Back Bay Advisors on the first $10,000,000 of net assets of the Fund, 30% of the compensation paid on the next $10,000,000 of Fund net assets and 20% of the compensation paid on net assets in excess of $20,000,000. For the fiscal years ended December 31, 1992, 1993 and 1994, the compensation from Back Bay Advisors to Loomis Sayles under this agreement was $169,589, $197,398 and $200,190, respectively.

     Under its advisory agreement, the High Income Fund pays a fee at the annual rate of 0.75% of its average daily net assets. The advisory agreement relating to the Fund provided for a fee rate of 0.55% for the period to July 26, 1990.

     In addition to the expense limitations discussed in Part II of this Statement under "Management of the Trusts," Back Bay Advisors' compensation under the High Income Fund's advisory agreement is subject to reduction to the extent that, for any calendar month, the Fund's expenses, including the management fee, but exclusive of brokerage, taxes, interest, distribution fees and extraordinary items, exceed an annual rate of 1.50% of the Fund's average daily net assets.

     Until further notice to the Fund, Back Bay Advisors has voluntarily agreed to reduce its management fee and, if necessary, to bear certain expenses related to operating the High Income Fund to an annual rate of 1.50% of the Fund's average daily net assets.

     Back Bay Advisors was paid $41,884, $131,833 and $190,955 for management services it rendered to the High Income Fund during the fiscal years ended December 31, 1992, 1993 and 1994, respectively, after reduction pursuant to the foregoing voluntary expense limitations. Had the voluntary expense limitation not been in effect, Back Bay Advisors would have been paid $125,542, $207,486 and $273,994, respectively, for investment management services it rendered to the High Income Fund during the fiscal years ended December 31, 1992, 1993 and 1994.

     Pursuant to an advisory agreement dated May 1, 1995, New England Funds Management, L.P. ("NEFM") has agreed, subject to the supervision of the board of trustees of New England Funds Trust I, to manage the investment and reinvestment of the assets of the Strategic Income Fund and to provide a range of administrative services to the Fund. For the services described in the advisory agreement, the Fund pays NEFM a management fee at the annual rate of 0.65% of the first $200 million of the Fund's average net assets and 0.60% of such assets in excess of $200 million.

     The advisory agreement provides that NEFM may delegate its responsibilities thereunder to another party. As explained in the prospectus, NEFM has delegated responsibility for the investment and reinvestment of the Fund's assets to Loomis Sayles. NEFM pays Loomis Sayles as the subadviser to the Fund 0.35% of the first $200 million of the average net assets of the Fund and 0.30% of such assets in excess of $200 million.

BROKERAGE COMMISSIONS

     In 1992, 1993 and 1994, $13,300, $-0- and $-0-, respectively, were paid in commissions on brokerage transactions for the Government Securities Fund.

     For more information about Fund portfolio transactions, see
"Portfolio Transactions and Brokerage" in Part II of this Statement.

SALES CHARGES AND 12B-1 FEES

     As explained in Part II of this Statement, the Class A, B and, in the case of the Limited Term U.S. Government the Bond Income and the Strategic Income Funds, C shares of each Fund pay a fee pursuant to a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The following table shows the amounts of Rule 12b-1 fees paid by the Class A and B shares of each Fund during the fiscal year ended Decembers 31, 1992, 1993 and 1994:

           Fund               1992        1993         1994
Government Securities         $440,364    $465,401      $409,90 (Class A)
 Fund                                       $1,582      $23,270 (Class B)**

Limited Term U.S.           $1,350,024  $1,873,424   $1,705,012 (Class A)
 Government Fund                            $7,721      $98,717 (Class B)*

Adjustable Rate Fund          $474,055  $1,322,743   $1,551,366 (Class A)
                                            $1,444      $14,092 (Class B)*

Bond Income Fund              $325,900    $416,977     $416,918 (Class A)
                                            $3,957      $30,717 (Class B)*

High Income Fund               $58,527     $96,279     $117,107 (Class A)
                                            $1,574      $30,717 (Class B)*

Tax Exempt Income Fund        $431,964    $523,343     $512,288 (Class A)
                                            $5,363      $66,711 (Class B)*

 *  Class B shares were first offered on September 13, 1993.
**  Government Securities Fund Class B shares were first offered
    September 23, 1993.

     Class C shares were first offered on January 3, 1995.

     During the fiscal year ended December 31, 1994 for the Class A and B shares, the Distributor's expenses relating to each Fund's 12b-1 plan were as follows:

Government Securities Fund
(Class A shares)

Compensation to Investment Dealers                 $409,069
Compensation to Distributor's Sales Personnel          $840

TOTAL                                              $409,909

(Class B shares)

Compensation to Investment Dealers                  $85,549

TOTAL                                               $85,549


Limited Term U.S. Government Fund
(Class A shares)

Compensation to Investment Dealers               $1,214,139
Compensation to Distributor's Sales Personnel      $490,873

TOTAL                                            $1,705,012



(Class B shares)

Compensation to Investment Dealers                 $238,791

TOTAL                                              $238,791


Adjustable Rate Fund
(Class A shares)

Compensation to Investment Dealers               $1,545,457
Compensation to Distributor's Sales Personnel        $5,909

TOTAL                                            $1,551,366

(Class B shares)

Compensation to Investment Dealers                  $38,904

TOTAL                                               $38,904

Bond Income Fund
(Class A shares)

Compensation to Investment Dealers                 $416,304
Compensation to Distributor's Sales Personnel          $614

TOTAL                                              $416,918

(Class B shares)

Compensation to Investment Dealers                 $306,332

TOTAL                                              $306,332

High Income Fund
(Class A shares)

Compensation to Investment Dealers                  $83,573
Compensation to Distributor's Sales Personnel       $33,534

TOTAL                                              $117,107

(Class B shares)

Compensation to Investment Dealers                 $160,546

TOTAL                                              $160,546

Tax Exempt Income Fund
(Class A shares)

Compensation to Investment Dealers                 $516,362
Compensation to Distributor's Sales Personnel          $926

TOTAL                                              $517,288


(Class B shares)

Compensation to Investment Dealers                 $244,391

TOTAL                                              $244,391


     Of the amounts listed above as compensation to investment dealers, the following amounts were paid by the Distributor to New England Securities, a broker dealer affiliate of the Distributor:
$362,757 relating to the Class A shares and $69,405 relating to the Class B shares of the Government Securities Fund; $315,154 relating to the Class A shares and $31,368 relating to the Class B shares of the Adjustable Rate Fund; $361,710 relating to the Class A shares and $282,362 relating to the Class B shares of the Bond Income Fund; $50,320 relating to the Class A shares and $96,262 relating to the Class B shares of the High Income Fund; $439,718 relating to the Class A shares and $183,622 relating to the Class B shares of the Tax Exempt Income Fund; and $809,044 relating to the Class A shares and $198,426 relating to Class B shares of the Limited Term U.S. Government Fund. New England Securities paid substantially all of the fees it received from the Distributor in commissions to its sales personnel and to defray overhead costs relating to sales of Fund shares and/or servicing shareholder accounts.

     At April 1, 1995, to the Trusts' knowledge, the following persons owned of record or beneficially 5% or more of the indicated Fund:


Adjustable Rate U.S. Government Fund
Class A Shares           San Bernardino County      21.25%
                         Treasurer
                         172 W. 3rd Street,
                         1st Floor
                         San Bernardino, CA 9245-1001

                         San Diego County Treasurer 10.52%
                         Tax Collector
                         1600 Pacific Highway,
                         Room 112
                         San Diego, CA 92101-2422

Class B Shares           Smith Barney Inc.          7.3%
                         388 Greenwich Street
                         New York, NY 10013-2375

                         Lynn C. Knarr              6.83%
                         14 Canal Road
                         Westport, CT  06880-6904

Government Securities

Class B Shares           Edith H. Crowson           7.33%
                         22410 Provincial
                         Katy, TX  77450-1624

Class Y Shares           New England Mutual Life    100%
                         Ins. Co.
                         Separate Investment
                         Accounting
                         Attention: Victor Soohoo
                         501 Boylston Street, 6th
                         Floor
                         Boston, MA    02116-3706


Limited Term U.S.
Government Fund

Class C Shares           Advest Inc.                48.59%
                         280 Trumbull Street
                         Hartford, CT   06103-3599

Class Y Shares           NEIC Retirement Trust      61.83%
                         c/o Defined Contribution
                         Svs - TNE
                         Post Office Box 755
                         Boston, Ma   02117

                         New England Mutual Life    38.17%
                         Ins. Co.
                         Separate Investment
                         Accounting
                         Attention: Victor Soohoo
                         501 Boylston Street, 6th
                         Floor
                         Boston, MA    02116-3706

Bond Income Fund

Class C Shares           Hays Properties LLC        48.75%
                         Post Office Box 1312
                         Bloomington, IN  47402-
                         1312

                         William Walker             29.20%
                         11 Saddle Club
                         Lexington, MA   02173-2102

                         Richard F. Lanes           8.65%
                         11844 Providence Bay Ct
                         Lakeside, CA    92404-2360

                         Great Lakes Elevator Inc.  6.37%
                         401(k) Plan
                         401 Hall Street SW Box 9
                         Grand Rapids, MI    49503-
                         5098


                  INVESTMENT PERFORMANCE OF THE FUNDS


                 PERFORMANCE RESULTS - PERCENT CHANGE
                    For the Periods Ended 12/31/94


Government Securities
Fund
(Class A shares)         Aggregate Total Return*   Average Annual Total
                                                          Return
                                       9/16/85*                 9/16/85*
                                          * -                     * -
       As a % of           1       5   12/31/94     1      5    12/31/94
                          Year   Years            Year   Years
Net Asset Value          -5.50   33.48   91.69    -5.50  5.95     7.26
Maximum Offering Price   -9.73   27.48   83.06    -9.73  4.98     6.73


(Class B shares)           Aggregate Total      Average Annual Total
                               Return*                 Return
                                   9/23/93**             9/23/93** -
                                       -
       As a % of          1 Year    12/31/94    1 Year     12/31/94
Net Asset Value            -6.22     -7.33       -6.22       5.81
Redemption at End of       -9.77     -10.01      -9.77      -7.86
Period


(Class Y shares)
                          Aggregate Total               Annualiz
       As a % of          Return*                       ed Total
                                3/31/94**-               Return
                          12/31/94
Net Asset Value               -1.97                       -7.99

Limited Term U.S. Government
Fund
(Class A shares)         Aggregate Total Return*   Average Annual Total
                                                          Return
                                    1/03/89**             1/03/89** -
                                        -
       As a % of          1 Year    12/31/94    1 Year     12/31/94
Net Asset Value            -2.28     -52.62      -2.28       6.69
Maximum Offering Price     -5.24      48.05      -5.24       6.04


(Class B shares)            Aggregate Total     Average Annual Total
                                Return*                Return
                                    9/27/93**             9/27/93** -
                                        -
       As a % of          1 Year     12/31/94   1 Year     12/31/94
Net Asset Value            -2.98      -3.32      -2.98       -2.62
Redemption at End of       -6.66      -6.09      -6.66       -4.78
Period

(Class Y shares)
                          Aggregate Total               Annualiz
       As a % of          Return*                       ed Total
                                3/31/94**-               Return
                          12/31/94
Net Asset Value               -0.19                       -0.77

Adjustable Rate Fund***
(Class A shares)         Aggregate Total Return*   Average Annual Total
                                                          Return
                                   10/19/91**             10/19/91**
                                        -                      -
       As a % of          1 Year    12/31/94    1 Year     12/31/94
Net Asset Value            0.77       10.00      0.77        3.41
Maximum Offering Price     -2.25      8.90       -2.25       2.44





(Class B shares)            Aggregate Total     Average Annual Total
                                Return*                Return
                                    9/13/93**             9/13/93** -
                                        -
       As a % of          1 Year     12/31/94   1 Year     12/31/94
Net Asset Value            0.03        0.01      0.03        0.01
Redemption at End of       -3.84      -2.88      -3.84       -2.21
Period

Bond Income Fund
(Class A shares)         Aggregate Total Return*   Average Annual Total
                                                          Return

       As a % of           1       5   10 Years     1      5    10 Years
                          Year   Years            Year   Years
Net Asset Value          -4.24   46.36  144.05    -4.24  7.92     9.33
Maximum Offering Price   -8.52   39.77  133.06    -8.52  6.93     8.83


(Class B shares)           Aggregate Total      Average Annual Total
                               Return*                 Return
                                   9/13/93**             9/13/93** -
                                       -
       As a % of          1 Year    12/31/94    1 Year     12/31/94
Net Asset Value            -4.95     -5.71       -4.95       4.42
Redemption at End of       -8.55     -8.32       -8.55      -6.39
Period

High Income Fund****
(Class A shares)         Aggregate Total Return*   Average Annual Total
                                                          Return
                                       2/22/84*                 2/22/84*
                                          * -                     * -
       As a % of           1       5   12/31/94     1      5    12/31/94
                          Year   Years            Year   Years
Net Asset Value          -3.31   54.45  117.48    -3.31  9.08     8.08
Maximum Offering Price   -7.63   47.50  107.69    -7.63  8.09     7.58

(Class B shares)           Aggregate Total      Average Annual Total
                               Return*                 Return
                                   9/20/93**             9/20/93** -
                                       -
       As a % of          1 Year    12/31/94    1 Year     12/31/94
Net Asset Value            -4.03      0.16       -4.03       0.12
Redemption at End of       -7.56     -2.55       -7.56      -1.99
Period


Tax Exempt Income Fund
(Class A shares)         Aggregate Total Return*   Average Annual Total
                                                          Return

       As a % of           1       5   10 Years     1      5    10 Years
                          Year   Years            Year   Years
Net Asset Value          -8.06   32.84  133.19    -8.06  5.84     8.83
Maximum Offering Price     -     26.87  122.70      -    4.88     8.34
                         12.20                    12.20


(Class B shares)           Aggregate Total      Average Annual Total
                               Return*                 Return
                                   9/13/93**             9/13/93** -
                                       -
       As a % of          1 Year    12/31/94    1 Year     12/31/94
Net Asset Value            -8.67     -7.77       -8.67      -6.03
Redemption at End of      -12.15     -10.46     -12.15      -8.04
Period


* Federal regulations require this example to be calculated using a $1,000 investment. The normal minimum initial investment in shares of the Funds is $2,500, however.

**   Commencement of Fund operations.

*** Assuming deduction of current maximum sales load, the Adjustable Rate Fund's Class A shares' average one year and since inception average annual total returns would have been -2.53% and 3.22% and aggregate one year and since inception total returns would have been - 2.53% and 7.21%, respectively, had a voluntary expense limitation not been in effect. Based on its net asset values, the Adjustable Rate Fund's Class A shares' one year and since inception average annual total return would have been 0.49% and 3.70% and aggregate total return would have been 0.49% and 8.31%, respectively. Assuming a redemption at the end of the period, the Fund's Class B shares average one year and since inception average annual total returns would have been -4.10% and -1.80%, respectively, had a voluntary expense limitation not been in effect. Aggregate total returns for the one year and since inception period would have been -4.10% and -2.34%, respectively. Based on its net asset values, the Class B shares average annual total return for the one year and since inception period would have been -0.25% and -0.05%, respectively. Aggregate total returns for the one year and since inception period would have been -0.25% and -0.53%, respectively.

**** Assuming deduction of current maximum sales load, the High Income Fund's Class A shares' one year, five year and since inception average annual total returns for the periods ended December 31, 1994 would have been 7.86%, 7.35% and 6.57%, respectively, had a voluntary expense limitation, for certain periods not been in effect. Aggregate total returns would have been -7.86%, 42.58% and 100.03%, respectively. Based on its net asset values, the High Income Fund's Class A shares' one year, five year and since inception average annual total returns for the period ended December 31, 1994 would have been - 3.54%, 8.38% and 7.07%, respectively. Aggregate total returns would have been -3.54%, 49.53% and 109.82%, respectively. Assuming a redemption at the end of the period, the Fund's Class B shares average annual total returns for the one year and since inception period would have been -7.79% and -2.36%, respectively, had a voluntary expense limitation not been in effect. Aggregate total returns for the one year and since inception period would have been -7.79% and -3.06%, respectively. Based on its net asset values, the Class B shares average annual total returns for the one year and since inception period would have been -4.26% and -0.19%, respectively. Aggregate total returns for the one year and since inception period would have been -4.26% and -0.25%, respectively.

                      YIELD FOR THE 30-DAY PERIOD
                            Ended 12/31/94
                 Fund                  Class A        Class B*
   Government Securities                6.30%          5.87%
   Limited Term U.S. Government         6.42%          5.98%
   Adjustable Rate U.S. Government      5.11%          4.36%
   Bond Income                          7.50%          7.10%
   High Income                          9.99%          9.76%
   Tax Exempt Income                    5.77%          5.23%

* Yields for the Class A shares of the Funds are based on the public offering price of a share of the Funds and yields for the Class B shares are based on the net asset value of a share of the Funds.

     Distribution Rate. The Government Securities, Limited Term U.S. Government, Adjustable Rate, Bond Income and High Income Funds may include in their written sales material distribution rates based on the Funds' distributions from net investment income and short-term capital gains for a recent 30 day, three month or one year period.

     Distributions of less than one year are annualized by multiplying by the factor necessary to produce twelve distributions. The distribution rates are determined by dividing the amount of the particular Fund's distributions per share over the relevant period by either the maximum offering price or the net asset value of a share of the Fund on the last day of the period.

______________________________________________________________________
                          DISTRIBUTION RATES
                      For Periods Ending 12/31/94
______________________________________________________________________

             As a % of              30 day    3 months    12 months

   Government Securities Fund
   (Class A shares)

   Net Asset Value                  6.79%       6.79%       4.32%
   Maximum Offering Price           6.48%       6.48%       4.13%



   (Class B shares)

   Net Asset Value                  5.98%       5.98%       4.09%

   (Class Y shares)

   Net Asset Value                  6.79%       6.78%       5.20%

   Limited Term U.S. Government
   Fund
   (Class A shares)

   Net Asset Value                  6.37%       6.30%       4.09%
   Maximum Offering Price           6.23%       6.25%       6.22%

   (Class B shares)

   Net Asset Value                  5.70%       5.64%       5.57%

   (Class Y shares)

   Net Asset Value                  5.63%       6.67%       1.61%


   Adjustable Rate Fund
   (Class A shares)

   Net Asset Value                  5.01%      4.64%        4.23%
   Maximum Offering Price           4.96%      4.59%        4.18%

   (Class B shares)

   Net Asset Value                  4.26%      3.91%        3.50%

   Bond Income Fund
   (Class A shares)

   Net Asset Value                  6.58%      6.58%        1.19%
   Maximum Offering Price           6.28%      6.28%        1.13%

   (Class B shares)

   Net Asset Value                  5.81%      5.81%        0.40%

   High Income Fund
   (Class A shares)

   Net Asset Value                 10.12%      10.12%       9.62%
   Maximum Offering Price           9.67%      9.67%        9.18%

   (Class B shares)

   Net Asset Value                  9.46%      9.46%        8.94%
   Redemption at the End of the
   Period

     The foregoing data represent past performance. The investment return and principal value of an investment in any Fund will fluctuate so that the investor's shares, when redeemed, may be with more or less than the original cost.

                           New England Funds

                       New England Funds Trust I
                      New England Funds Trust II

                  STATEMENT OF ADDITIONAL INFORMATION
                                PART II

     The following information applies generally to the funds that make up New England Funds Trust I and New England Funds Trust II (collectively the "Funds" and each a "Fund"). In certain cases, the discussion applies to some but not all of the Funds. Certain data applicable to particular Funds is found in Part I of this Statement of Additional Information (the "Statement").

MISCELLANEOUS INVESTMENT PRACTICES

     The following information relates to certain investment practices in which certain Funds may engage. The table below indicates which Funds may engage in each of these practices.

Practices                          Funds

Loans of Portfolio Securities      Government Securities Fund
                                   Bond Income Fund
                                   Limited Term U.S. Government Fund
                                   High Income Fund
                                   Adjustable Rate Fund
                                   International Equity Fund
                                   Star Advisers Fund
                                   Strategic Income Fund

U.S. Government Securities         All Funds

When-Issued Securities             Star Advisers Fund
                                   Government Securities Fund
                                   Bond Income Fund
                                   Tax Exempt Income Fund
                                   High Income Fund
                                   Limited Term U.S. Government Fund
                                   California Fund
                                   Massachusetts Fund
                                   New York Fund
                                   Adjustable Rate Fund
                                   Strategic Income Fund

Repurchase Agreements              All Funds

Zero Coupon Securities             All Funds
Convertible Securities             Value Fund
                                   Balanced Fund
                                   Growth Opportunities Fund
                                   High Income Fund
                                   International Equity Fund
                                   Capital Growth Fund
                                   Star Advisers Fund
                                   Strategic Income Fund


Tax Exempt Bonds                   Tax Exempt Income Fund
                                   California Fund
                                   Massachusetts Fund
                                   New York Fund

State Tax Exempt Securities        California Fund
                                   Massachusetts Fund
                                   New York Fund

Futures and Options                Government Securities Fund
                                   Tax Exempt Income Fund
                                   Limited Term U.S. Government Fund
                                   International Equity Fund
                                   Star Advisers Fund
                                   California Fund
                                   New York Fund
                                   Strategic Income Fund

Foreign Currency Transactions      International Equity Fund
                                   Balanced Fund
                                   Capital Growth Fund
                                   Value Fund
                                   Star Advisers Fund
                                   Strategic Income Fund

Loans of Portfolio Securities. The Fund may lend its portfolio securities to broker-dealers under contracts calling for cash collateral equal to at least the market value of the securities loaned, marked to the market on a daily basis. (The Fund at the present time has no intention to engage in the lending of portfolio securities.) The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments, which may include shares of money market funds subject to any investment restriction listed in Part I below. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any one time would exceed 15% of the Fund's total assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower.
However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodian and placement fees approved by the boards of trustees of New England Funds Trust I or New England Funds Trust II (the "Trusts" and each a "Trust") or persons acting pursuant to the direction of the boards.

     These transactions must by fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligation and the Fund is delayed in or prevented from recovering the collateral.

U.S. Government Securities. The Fund may invest in some or all of the following U.S. Government Securities:

 .    U.S. Treasury Bills - Direct obligations of the United States
Treasury which are issued in maturities of one year or less. No interest is paid on Treasury bills; instead, they are issued at a discount and repaid at full face value when they mature. They are backed by the full faith and credit of the United States Government.

 .    U.S. Treasury Notes and Bonds - Direct obligations of the United
States Treasury issued in maturities that vary between one and 40 years, with interest normally payable every six months. These obligations are backed by the full faith and credit of the United
States Government.

 .    "Ginnie Maes" - Debt securities issued by a mortgage banker or other mortgagee which represent an interest in a pool of mortgages insured by the Federal Housing Administration or the Farmer's Home Administration or guaranteed by the Veterans Administration. The Government National Mortgage Association ("GNMA") guarantees the timely payment of principal and interest when such payments are due, whether or not these amounts are collected by the issuer of these certificates on the underlying mortgages. An assistant attorney general of the United States has rendered an opinion that the guarantee by GNMA is a general obligation of the United States backed by its full faith and credit. Mortgages included in single family or multi-family residential mortgage pools backing an issue of Ginnie Maes have a maximum maturity of up to 30 years. Scheduled payments of principal and interest are made to the registered holders of Ginnie Maes (such as the Fund) each month. Unscheduled prepayments may be made by homeowners, or as a result of a default. Prepayments are passed through to the registered holder (such as the Fund, which reinvests any prepayments) of Ginnie Maes along with regular monthly payments of principal and interest.

 .    "Fannie Maes" - The Federal National Mortgage Association
("FNMA") is a government-sponsored corporation owned entirely by private stockholders that purchases residential mortgages from a list of approved seller/servicers. Fannie Maes are pass-through securities issued by FNMA that are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

 .    "Freddie Macs" - The Federal Home Loan Mortgage Corporation
("FHLMC") is a corporate instrumentality of the United States Government. Freddie Macs are participation certificates issued by FHLMC that represent an interest in residential mortgages from FHLMC's National Portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Freddie Macs are not backed by the full faith and credit of the United States Government.

     As described in the prospectus, U.S. Government Securities do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from U.S. Government Securities are generally lower than the yields available from corporate fixed-income securities. Like other fixed-income securities, however, the values of U.S. Government Securities change as interest rates fluctuate. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund's net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund's average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities.

When-Issued Securities. The Fund may enter into agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (i.e. on a when-issued or delayed-delivery basis), it is required to create a segregated account with the Trust's custodian and to maintain in that account cash or U.S. Government Securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from the then available cash flow or the sale of securities, or from the sale of the when-issued or delayed- delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

Repurchase Agreements. The Fund may enter into repurchase agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at minimal market risk. While the underlying security may be a bill, certificate of indebtedness, note or bond issued by an agency, authority or instrumentality of the United States Government, the obligation of the seller is not guaranteed by the United States Government and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in the attempted enforcement.

Zero Coupon Securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payments of interest either for the entire life of the obligation or for an initial period after the issuance of the obligations. Such securities are issued and traded at a discount from their face amounts. The amount of the discount varies depending on such factors as the time remaining until maturity of the securities, prevailing interest rates, the liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. In order to satisfy a requirement for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute each year at least 90% of its net investment income, including the original issue discount accrued on zero coupon securities. Because the Fund will not on a current basis receive cash payments from the issuer of a zero coupon security in respect of accrued original issue discount, in some years the Fund may have to distribute cash obtained from other sources in order to satisfy the 90% distribution requirement under the Code. Such cash might be obtained from selling other portfolio holdings of the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Trust to sell such securities at such time.

Convertible Securities. The Fund may invest in convertible securities including corporate bonds, notes or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

Tax Exempt Bonds. The Fund may invest in tax exempt bonds. Tax exempt bonds include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which tax exempt bonds may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, and obtaining funds to lend to other public institutions and facilities. In addition, prior to the Tax Reform Act of 1986, certain debt obligations known as industrial development bonds could be issued by or on behalf of public authorities to obtain funds to provide privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Such obligations are included within the term "tax exempt bonds" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. Interest on certain industrial development bonds used to fund the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may also be exempt from federal income tax. The Tax Reform Act of 1986 eliminated some types of tax exempt industrial revenues bonds but retains others under the general category of "private activity bonds." The interest on so-called "private activity bonds" is exempt from ordinary federal income taxation but is treated as a tax preference item in computing a shareholder's alternative minimum tax liability, as noted in the prospectus.

     The Fund may not be a desirable investment for "substantial users" of facilities financed by industrial development bonds or for "related persons" of substantial users.

     The two principal classifications of tax exempt bonds are general obligation bonds and limited obligation (or revenue) bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon an appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases from the proceeds of a special excise or other specific revenue source such as the user of the facility. Tax exempt industrial development bonds and private activity bonds are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is usually directly related to the credit standing of the corporate user of the facilities. Principal and interest on such bonds is the responsibility of the corporate user (and any guarantor).

     Prices and yields on tax exempt bonds are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the tax exempt bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of tax exempt bonds may not be as extensive as that made available by corporations whose securities are publicly traded.

     The ratings of Moody's Investors Service, Inc. "(Moody's") and Standard and Poor's Corporation "(Standard & Poor's" or "S&P") represent their opinions and are not absolute standards of quality. Tax exempt bonds with the same maturity, interest rate and rating may have different yields while tax exempt bonds of the same maturity and interest rate with different ratings may have the same yield.

     Obligations of issuers of tax exempt bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their tax exempt bonds may be materially affected, or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax exempt bonds or certain segments thereof, or materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Fund's tax exempt bonds in the same manner.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions and similar proposals may well be introduced in the future. If such a proposal were enacted, the availability of tax exempt securities for investment by the Fund and the value of the Fund's portfolio could be materially affected, in which event the Fund would reevaluate its investment objective and policies and consider changes in the structure of the Fund or dissolution.

     All debt securities, including tax exempt bonds, are subject to credit and market risk. Generally, for any given change in the level of interest rates, prices for longer maturity issues tend to fluctuate more than prices for shorter maturity issues. The ability of the Fund to invest in securities other than tax exempt bonds is limited by a requirement of the Code that at least 50% of the Fund's total assets be invested in tax exempt bonds at the end of each calendar quarter.

     State Tax Exempt Securities. The Fund may invest in "State Tax Exempt Securities" which term refers to debt securities the interest from which is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes (other than the possible incidence of any alternative minimum taxes). State Tax Exempt Securities consist primarily of bonds of the Fund's named state, their political subdivisions (for example, counties, cities, towns, villages and school districts) and authorities issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which certain State Tax Exempt Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses, or obtaining funds to lend to public or private institutions for the construction of facilities such as educational, hospital and housing facilities. In addition, certain types of industrial development bonds and private activity bonds have been or may be issued by public authorities or on behalf of state or local governmental units to finance privately operated housing facilities, sports facilities, convention or trade facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of industrial development and private activity bonds are used to finance the construction, equipment, repair or improvement of privately operated industrial or commercial facilities. Industrial development bonds and private activity bonds are included within the term "State Tax Exempt Securities" if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and State personal income taxes (other than the possible incidence of any alternative minimum taxes). The Fund may invest more than 25% of the value of its total assets in such bonds, but not more than 25% in bonds backed by non-governmental users in any one industry (see "Investment Restrictions" in Part I of this Statement). However, as described in the Fund's prospectus, the income from certain private activity bonds is an item of tax preference for purposes of the federal alternative minimum tax, and it is a fundamental policy of the Fund that distributions from interest income on such private activity bonds, together with distributions of interest income on investments other than State Tax Exempt Securities, will normally not exceed 10% of the total amount of the Fund's income distributions.

     In addition, the term "State Tax Exempt Securities" includes debt obligations issued by other governmental entities (for example, U. S. territories) if such debt obligations generate interest income which is exempt from federal income tax and State personal income taxes (other than any alternative minimum taxes).

     There are, of course, variations in the quality of State Tax
Exempt Securities, both within a particular classification and between classifications, depending on numerous factors (see Appendix
A).

     The yields on State Tax Exempt Securities are dependent on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the State Tax Exempt Securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and Standard and Poor's represent their opinions as to the quality of the State Tax Exempt Securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, State Tax Exempt Securities with the same maturity, interest rate and rating may have different yields while State Tax Exempt Securities of the same maturity and interest rates with different ratings may have the same yield. Subsequent to its purchase by the Fund, an issue of State Tax Exempt Securities or other investments may cease to be rated or the rating may be reduced below the minimum rating required for purchase by the Fund. Neither event will require the elimination of an investment from the Fund's portfolio, but the Manager will consider such an event as part of its normal, ongoing review of all the Fund's portfolio securities.

     The Fund does not currently intend to invest in so-called "moral obligation" bonds, where repayment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the Fund.

     Securities in which the Fund may invest, including State Tax Exempt Securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or the State legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of issuers to meet their obligations for the payment of interest and principal on their State Tax Exempt Securities may be materially affected or that their obligations may be found to be invalid and unenforceable.

     The Fund's named state and certain of its cities and towns and public bodies have from time to time encountered financial difficulties which have adversely affected their respective credit standings and borrowing abilities. Such difficulties could, of course, affect outstanding obligations of such entities, including obligations held by the Fund.


Options and Futures

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity (e.g., an interest-bearing security) for a specified price on a specified future date. In the case of futures on an index, the seller and buyer agree to settle in cash, at a future date, based on the difference in value of the contract between the date it is opened and the settlement date. The value of each contract is equal to the value of the index from time to time multiplied by a specified dollar amount. For example, long-term municipal bond index futures trade in contracts equal to $1000 multiplied by the Bond Buyer Municipal Bond Index.

     When a trader, such as the Fund, enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as "initial margin" an amount of cash or short-term high-quality securities (such as U.S. Treasury Bills or high-quality tax exempt bonds acceptable to the broker) equal to approximately 2% to 5% of the delivery or settlement price of the contract (depending on applicable exchange rules). Initial margin is held to secure the performance of the holder of the futures contract. As the value of the contract changes, the value of futures contract positions increases or declines. At the end of each trading day, the amount of such increase and decline is received and paid respectively by and to the holders of these positions. The amount received or paid is known as "variation margin." A Fund with a long position in a futures contract will establish a segregated account with the Fund's custodian containing cash or certain illiquid assets equal to the purchase price of the contract (less any margin on deposit). For short positions in futures contracts, a Fund will establish a segregated account with the custodian with cash or high grade liquid debt assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures contracts.

     Although futures contracts by their terms require actual delivery and acceptance of securities (or cash in the case of index futures), in most cases the contracts are closed out before settlement. A futures sale is closed by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and with the same delivery date. Similarly, the closing out of a futures purchase is closed by the purchaser selling an offsetting futures contract.

     Gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions.

Options. An option on a futures contract obligates the writer, in return for the premium received, to assume a position in a futures contract (a short position if the option is a call and a long position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option generally will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying contract, the remaining term of the option, supply and demand and interest rates. Options on futures contracts traded in the United States may only be traded on a United States board of trade licensed by the Commodity Futures Trading Commission.

     An option on a security entitles the holder to receive (in the case of a call option) or to sell (in the case of a put option) a particular security at a specified exercise price. An "American style" option allows exercise of the option at any time during the term of the option. A "European style" option allows an option to be exercised only at the end of its term. Options on securities may be traded on or off a national securities exchange.

     A call option on a futures contract written by a Fund is considered by the Fund to be covered if the Fund owns the security subject to the underlying futures contract or other securities whose values are expected to move in tandem with the values of the securities subject to such futures contract, based on historical price movement volatility relationships. A call option on a security written by the Fund is considered to be covered if the Fund owns a security deliverable under the option. A written call option is also covered if the Fund holds a call on the same futures contract or security as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high grade liquid obligations in a segregated account with its custodian.

     A put option on a futures contract written by a Fund, or a put option on a security written by a Fund, is covered if the Fund maintains cash, U.S. Treasury bills or other high-grade liquid debt obligations with a value equal to the exercise price in a segregated account with the Fund's custodian, or else holds a put on the same futures contract (or security, as the case may be) as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

     If the writer of an option wishes to terminate its position, it may effect a closing purchase transaction by buying an option identical to the option previously written. The effect of the purchase is that the writer's position will be canceled. Likewise, the holder of an option may liquidate its position by selling an option identical to the option previously purchased.

     Closing a written call option will permit the Fund to write another call option on the portfolio securities used to cover the closed call option. Closing a written put option will permit the Fund to write another put option secured by the segregated cash, U.S. Treasury bills or other high-grade liquid obligations used to secure the closed put option. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any futures contract or securities subject to the option to be used for other Fund investments. If the Fund desires to sell particular securities covering a written call option position, it will close out its position or will designate from its portfolio comparable securities to cover the option prior to or concurrent with the sale of the covering securities.

     The Fund will realize a profit from closing out an option if the price of the offsetting position is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from closing out an option transaction if the price of the offsetting option position is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the covering securities, any loss resulting from the closing of a written call option position is expected to be offset in whole or in part by appreciation of such covering securities.

     Since premiums on options having an exercise price close to the value of the underlying securities or futures contracts usually have a time value component (i.e. a value that diminishes as the time within which the option can be exercised grows shorter) an option writer may profit from the lapse of time even though the value of the futures contract (or security in some cases) underlying the option (and of the security deliverable under the futures contract) has not changed. Consequently, profit from option writing may or may not be offset by a decline in the value of securities covering the option. If the profit is not entirely offset, the Fund will have a net gain from the options transaction, and the Fund's total return will be enhanced. Likewise, the profit or loss from writing put options may or may not be offset in whole or in part by changes in the market value of securities acquired by the Fund when the put options are closed.

Risks. The use of futures contracts and options involves risks. One risk arises because of the imperfect correlation between movements in the price of futures contracts and movements in the price of the securities that are the subject of the hedge. The Fund's hedging strategies will not be fully effective unless the Fund can compensate for such imperfect correlation. There is no assurance that the Fund will be able to effect such compensation.

     The correlation between the price movement of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. For example, to the extent that the Tax Exempt Income Fund enters into futures contracts on securities other than tax exempt bonds, the value of such futures may not vary in direct proportion to the value of tax exempt bonds that the Fund owns or intends to acquire, because of an imperfect correlation between the movement of taxable securities and tax exempt bonds. If the price of the futures contract moves more than the price of the hedged security, the relevant Fund would experience either a loss or a gain on the future that is not completely offset by movements in the price of the hedged securities. In an attempt to compensate for imperfect price movement correlations, each Fund may purchase or sell futures contracts in a greater dollar amount than the hedged securities if the price movement volatility of the hedged securities is historically greater than the volatility of the futures contract. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of hedged securities is historically less than that of the futures contracts.

     The price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index future relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index. Finally, hedging transactions using stock indices involve the risk that movements in the price of the index may not correlate with price movements of the particular portfolio securities being hedged.

     Price movement correlation also may be distorted by the illiquidity of the futures and options markets and the participation of speculators in such markets. If an insufficient number of contracts are traded, commercial users may not deal in futures contracts or options because they do not want to assume the risk that they may not be able to close out their positions within a reasonable amount of time. In such instances, futures and options market prices may be driven by different forces than those driving the market in the underlying securities, and price spreads between these markets may widen. The participation of speculators in the market enhances its liquidity. Nonetheless, speculators trading spreads between futures markets may create temporary price distortions unrelated to the market in the underlying securities.

     Positions in futures contracts and options on futures contracts may be established or closed out only on an exchange or board of trade. There is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract or at any particular time. The liquidity of markets in futures contracts and options on futures contracts may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures or options price during a single trading day. Once the daily limit has been reached in a contract, no trades may be entered into at a price beyond the limit, which may prevent the liquidation of open futures or options positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. If there is not a liquid market at a particular time, it may not be possible to close a futures or options position at such time, and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, if futures or options are used to hedge portfolio securities, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract.

     An exchange-traded option may be closed out only on a national securities or commodities exchange which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund would have to exercise the option in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will be not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation or other clearing organization may not at all times be adequate to handle current trading volume or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     Because the specific procedures for trading foreign stock index futures on futures exchanges are still under development, additional or different margin requirements as well as settlement procedures may be applicable to foreign stock index futures at the time the International Equity Fund purchases foreign stock index futures.

     The successful use of transactions in futures and options depends in part on the ability of a Fund's adviser to forecast correctly the direction and extent of interest rate movements within a given time frame. To the extent interest rates move in a direction opposite to that anticipated, the Fund may realize a loss on the hedging transaction that is not fully or partially offset by an increase in the value of portfolio securities. In addition, whether or not interest rates move during the period that the Fund holds futures or options positions, the Fund will pay the cost of taking those positions (i.e., brokerage costs). As a result of these factors, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

     Options trading involves price movement correlation risks similar to those inherent in futures trading. Additionally, price movements in options on futures may not correlate with price movements in the futures underlying the options. Like futures, options positions may become less liquid because of adverse economic circumstances. The securities covering written option positions are expected to offset adverse price movements if those options positions cannot be closed out in a timely manner, but there is no assurance that such offset will occur. Also, an option writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Over-the-Counter Options. An over-the-counter option (an option not traded on a national securities exchange) may be closed out only with the other party to the original option transaction. While a Fund will seek to enter into over-the-counter options only with dealers who agree to or are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to liquidate an over-the-counter option at a favorable price at any time prior to its expiration. Accordingly, the Fund might have to exercise an over-the-counter option it holds in order to realize any profit thereon and thereby would incur transactions costs on the purchase or sale of the underlying assets. If the Fund cannot close out a covered call option written by it, it will not be able to sell the underlying security until the option expires or is exercised. Furthermore, over-the-counter options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation or other clearing organization.

     The staff of the Securities and Exchange Commission (the "SEC") has taken the position that over-the-counter options on U.S. Government Securities and the assets used as cover for written over-the-counter options on U.S. Government Securities should generally be treated as illiquid securities for purposes of the investment restrictions prohibiting the Government Securities Fund from investing more than 10% of its net assets in illiquid securities. However, if a dealer recognized by the Federal Reserve Bank of New York as a "primary dealer" in U.S. Government Securities is the other party to an option contract written by the Fund, and the Fund has the absolute right to repurchase the option from the dealer at a formula price established in a contract with the dealer, the SEC staff has agreed that the Fund only needs to treat as illiquid that amount of the "cover" assets equal to the amount at which (i) the formula price exceeds (ii) any amount by which the market value of the securities subject to the options exceeds the exercise price of the option (the amount by which the option is "in-the-money"). Although the Government Securities Fund's adviser does not believe that over-the-counter options on U.S. Government Securities are generally illiquid, the Fund has agreed that pending resolution of this issue it will conducts its operations in conformity with the views of the SEC staff on such matters.

     Back Bay Advisors has established standards for the creditworthiness of the primary dealers with which the Government Securities Fund may enter into over-the-counter option contracts having the formula-price feature referred to above. Those standards, as modified from time to time, are implemented and monitored by the adviser. Such contracts will provide that the Fund has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Fund for writing the option, plus the amount, if any, by which the option is "in-the-money." The formula will also include a factor to account for the difference between the price of the securities and the exercise price of the option if the option is written out-of-the-money. Although each agreement will provide that the Fund's repurchase price shall be determined in good faith (and that it shall not exceed the maximum determined pursuant to the formula), the formula price will not necessarily reflect the market value of the option written, and therefore the Fund might pay more to repurchase the option contract than the Fund would pay to close out a similar exchange-traded option.

Economic Effects and Limitations. Income earned by the Fund from its hedging activities will be treated as capital gain and, if not offset by net recognized capital losses incurred by the Fund, will be distributed to shareholders in taxable distributions. Although gain from futures and options transactions may hedge against a decline in the value of the Fund's portfolio securities, that gain, to the extent not offset by losses, will be distributed in light of certain tax considerations and will constitute a distribution of that portion of the value preserved against decline. If the Tax Exempt Income Fund is required to use taxable fixed-income securities as margin, the portion of the Fund's dividends that is taxable to shareholders will be larger than if that Fund is permitted to use tax exempt bonds for that purpose.

     The Fund will not "over hedge," that is, maintain open short positions in futures or options contracts if, in the aggregate, the market value of its open positions exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on such open positions, adjusted for the historical price volatility relationship between the portfolio and futures and options contracts. Also, subject to change without shareholder approval, neither the Government Securities Fund, the Tax Exempt Income Fund, nor the International Equity Fund will sell futures contracts if, as a result, the sum of the amount of its initial margin deposits on its existing futures positions would exceed 5% of the Fund's total assets (taken at current value).

Future Developments. The above discussion relates to the Fund's proposed use of futures contracts, options and options on futures contracts currently available. The relevant markets and related regulations are still in the developing stage. In the event of future regulatory or market developments, the Fund may also use additional types of futures contracts or options and other investment techniques for the purposes set forth above.

Foreign Currency Hedging Transactions.  To protect against a change in the foreign currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into contracts with banks or broker-dealers to purchase or sell foreign currencies at a future date ("forward contracts"). The Fund will maintain cash or high-quality debt obligations in a segregated account with the custodian in an amount at least equal to (i) the difference between the current value of the Fund's liquid holdings that settle in the relevant currency and the Fund's outstanding obligations under currency forward contracts, or (ii) the current amount, if any, that would be required to be paid to enter into an offsetting forward currency contract which would have the effect of closing out the original forward contract. The Fund's use of currency hedging transactions may be limited by tax considerations. The Fund may also purchase or sell foreign currency futures contracts traded on futures exchanges. Foreign currency futures contract transactions involve risks similar to those of other futures transactions. See "Options and Futures" above.
______________________________________________________________________

                       MANAGEMENT OF THE TRUSTS
______________________________________________________________________

New England Funds Trust I and New England Funds Trust II

Trustees of New England Funds Trust I and New England Funds Trust II and their principal occupations during the past five years are as follows:

GRAHAM T. ALLISON, JR.--Trustee; 79 John F. Kennedy Street, Cambridge,
     MA 02138; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly Dean, John F. Kennedy School Government.

KENNETH J. COWAN -- Trustee; One Beach Drive, S.E. #2103, St.
     Petersburg, Florida 33701; Retired; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; Director, Neworld Bank for Savings and Neworld Bancorp.

SANDRA O. MOOSE -- Trustee; 135 E. 57th Street New York, NY 10022;
     Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation and Rohm and Haas Company (specialty chemicals).

HENRY L. P. SCHMELZER* -- Trustee and President; President, Chief
     Executive Officer and Managing Director, New England Funds, L.P.; President and Chief Executive Officer, New England Funds
     Management, L.P. ("NEFM"); Director, New England Securities
     Corporation ("New England Securities"); Director, Back Bay
     Advisors, L.P. ("Back Bay Advisors").

JAMES H. SCOTT -- Trustee; 2001 Bryan Street, Suite 1850, Dallas,
     Texas 75201; Vice President, TU Services (electric utility); formerly, Treasurer, The Trustees of Amherst College.

JOHN A. SHANE -- Trustee; 300 Unicorn Park Drive, Woburn,
     Massachusetts 01801; President, Palmer Service Corporation (venture capital organization); General Partner, The Palmer Organization and Palmer Partners L.P.; Director, Abt Associates (consulting firm), Aviv Corporation (manufacturer of controllers), Banyan Systems, Inc. (manufacturer of network software), Cerjac Inc. (manufacturer of telephone testing equipment), Dowden Publishing Company (publishers of medical magazines), Summa Four, Inc. (manufacturer of telephone switching equipment), United Asset Management Corporation (holding company for institutional money management), Eastern Bank and Arch Communications Group, Inc. (paging service).

PETER S. VOSS*  -- Chairman of the Board, Chief Executive Officer and
     Trustee; President and Chief Executive Officer of New England Investment Companies, L.P. ("NEIC"); Chairman of the Board, Director, President and Chief Executive Officer of New England Investment Companies, Inc.; Chairman of the Board and Director, New England Funds, L.P.; Chairman of the Board and Director, Back Bay Advisors; Director, New England Mutual Life Insurance Company ("The New England"); formerly Group Head of International Banking, Trading and Securities at Security Pacific and Chief Executive Officer of the Security Pacific Investment Group.

* Trustee deemed an "interested person" of the Trusts, as defined in the Investment Company Act of 1940 (the "1940 Act").

PENDLETON P. WHITE -- Trustee; 6 Breckenridge Lane, Savannah, Georgia
    31411; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); Trustee, The Faulkner Corporation.

New England Funds Trust I

    Officers of New England Funds Trust I and their principal occupations during the past five years are as follows:

G. KENNETH HEEBNER -- Senior Vice President; Associate, Capital Growth Management Limited Partnership ("CGM"); formerly, Vice President and Director, Loomis, Sayles & Company, L.P. ("Loomis Sayles").

ROBERT L. KEMP -- Senior Vice President; Associate, CGM; formerly,
     President and Director, Loomis Sayles.

ROBERT J. BLANDING -- Senior Vice President; Chief Executive Officer,
     Loomis Sayles.

CHARLES T. WALLIS -- Senior Vice President; President, Chief Executive
     Officer and Director, Back Bay Advisors; Director, New England
     Funds, L.P.

MERIANNE BECK -- Vice President; Vice President, Senior Partner and
     Fixed-Income Portfolio Manager, Loomis Sayles; formerly, Senior Portfolio Manager and Investment Strategist, TSA Capital
     Management.

HAROLD B. BJORNSON -- Vice President; Vice President, Back Bay
     Advisors; formerly, Assistant Vice President, New England
     Securities.

CATHERINE L. BUNTING -- Vice President; Senior Vice President, Back Bay
    Advisors; formerly, trader, Harvard Management Company.

CHRISTINE A. CREELMAN -- Vice President; Vice President, Back Bay
    Advisors.

DAVID M. DAVIS -- Vice President; Vice President and Senior Partner,
    Loomis Sayles.

CHARLES J. FINLAYSON -- Vice President; Vice President, Director,
    General Counsel, Secretary and Clerk, Loomis Sayles.

BARBARA C. FRIEDMAN -- Vice President; Vice President, Loomis Sayles;
    formerly partner and portfolio manager, Harvard Management Company.

DANIEL FUSS -- Vice President; Managing Partner, Executive Vice
    President and Director, Loomis Sayles.

KIMBERLY FORSYTH -- Vice President; Senior Vice President, Back Bay
    Advisors; formerly, Senior Vice President and Director of Tax-Exempt Credit Research Department, Legg Mason, Incorporated (investment advisory firm); formerly Vice President and Senior Credit Analyst, Putnam Investment Management, Incorporated (investment management company); formerly, Director of Municipal Research, Alex. Brown & Sons Incorporated (brokerage/advisory firm).

CHARLES G. GLUECK -- Vice President; Senior Vice President, Back Bay
    Advisors; formerly, Senior Investment Officer, The New England.

ERIC N. GUTTERSON -- Vice President; Vice President, Back Bay Advisors.

RICHARD W. HURCKES -- Vice President; Vice President, Loomis Sayles.

CAROL C. McMURTRIE -- Vice President; Director, Managing Partner and
     Vice President, Loomis Sayles; formerly, Vice President, Addison Capital Management.

TRICIA H. MILLS -- Vice President; Vice President, Loomis Sayles.

SCOTT  A. MILLIMET -- Vice President; Vice President, Back Bay Advisors;
    formerly, Senior Vice President and Manager of Carroll, McEntee & McGinley, Chicago Board of Trade.

J. STEVEN NEAMTZ -- Vice President; Executive Vice President and
    Managing Director, New England Funds, L.P.; formerly, Vice President
    - Private Capital Group, Kidder, Peabody and Company and Vice
    President - Asset Finance, Prudential Securities Incorporated.

J. SCOTT NICHOLSON -- Vice President; Senior Vice President, Back Bay
    Advisors.

SCOTT S. PAPE -- Vice President; Vice President, Loomis Sayles;
     formerly, Equity Portfolio Manager, Illinois State Board of
     Investment.

JEFFREY C. PETHERICK -- Vice President; Vice President, Loomis Sayles;
     formerly, Analyst, Masco Corporation.

DOUGLAS D. RAMOS -- Vice President; Vice President and Senior Partner,
     Loomis Sayles.

EDGAR M. REED - Vice President; Executive Vice President and Chief
     Investment Officer, Back Bay Advisors; formerly, Head of the
     Fixed Income Management Group, Aetna Capital Management.

BRUCE R. SPECA -- Vice President; Executive Vice President and
     Managing Director, New England Funds, L.P.

NATHAN R. WENTWORTH -- Vice President; Vice President, Back Bay
     Advisors; formerly, Investment Officer, The New England.

FRANK NESVET -- Treasurer; Senior Vice President, Chief Financial
     Officer and Managing Director, New England Funds, L.P.; Senior Vice President, Chief Financial Officer and Treasurer, NEFM;
     formerly, Executive Vice President, SuperShare Services
     Corporation.

ROBERT P. CONNOLLY -- Secretary and Clerk; Senior Vice President,
     General Counsel and Managing Director, New England Funds, L.P.; formerly, Managing Director and General Counsel, Kroll
     Associates, Inc. (business consulting company); formerly, Managing Director and General Counsel, Equitable Capital
     Management Corporation (investment management company).

     Previous positions during the past five years with The New England, Back Bay Advisors, Loomis Sayles or New England Funds, L.P. are omitted, if not materially different. Each of the Trust's trustees is also a director or trustee of certain other investment companies for which New England Funds, L.P. acts as principal underwriter and Back Bay Advisors acts as investment adviser.

     Except as indicated above, the address of each trustee and officer of New England Funds Trust I affiliated with NEIC, New England Funds, L.P. or Back Bay Advisors is 399 Boylston Street, Boston, Massachusetts. The address of each officer associated with CGM is One International Place, Boston, Massachusetts. The address of each officer associated with Loomis Sayles is One Financial Place, Boston, Massachusetts, except for Mr. Davis and Ms. Beck whose address is 155 Lake Avenue, Suite 1030, Pasadena, California and Mr. Shepherd whose address is 595 Fifth Street West, Sonoma, California, Messrs. Hurckes and Pape, whose address is Three First National Plaza, Chicago, Illinois and Mr. Petherick whose address is 1533 North Woodward Street, #300, Detroit, Michigan.

New England Funds Trust II

     Officers of New England Funds Trust II and their principal occupations during the past five years are as follows:

CHARLES T. WALLIS -- Senior Vice President; President, Chief Executive
     Officer and Director, Back Bay Advisors; Director, New England Securities; formerly, Vice President, The New England.

GERALD H. SCRIVER -- Senior Vice President; President and Chief
     Executive Officer of Westpeak Investment Advisors, L.P.
     ("Westpeak"); formerly, Director of Quantitative Strategies of
     INVESCO.

HAROLD B. BJORNSON -- Vice President; Vice President, Back Bay
     Advisors; formerly, Assistant Vice President, New England
     Securities.

PHILIP J. COOPER -- Vice President; Vice President, Westpeak; formerly,
    Portfolio Manager, United Asset Management Services.

CHRISTINE A. CREELMAN -- Vice President; Vice President, Back Bay
    Advisors.

KIMBERLY J. FORSYTH -- Vice President; Senior Vice President, Back Bay
    Advisors; formerly, Senior Vice President and Director of Tax-Exempt Credit Research Department, Legg Mason, Incorporated (investment advisory firm); formerly Vice President and Senior Credit Analyst, Putnam Investment Management, Incorporated (investment management company); formerly, Director of Municipal Research, Alex. Brown & Sons Incorporated (brokerage/advisory firm).

CHARLES G. GLUECK -- Vice President; Senior Vice President, Back Bay
    Advisors; formerly, Senior Investment Officer, The New England.

ERIC N. GUTTERSON -- Vice President; Vice President, Back Bay Advisors.

SCOTT A. MILLIMET -- Vice President; Vice President, Back Bay Advisors;
    formerly, Senior Vice President and Manager of Carroll, McEntee & McGinley, Chicago Board of Trade.

J. STEVEN NEAMTZ -- Vice President; Executive Vice President and
    Managing Director, New England Funds, L.P.; formerly, Vice President
    - Private Capital Group, Kidder, Peabody and Company and Vice
    President - Asset Finance, Prudential Securities Incorporated.

J. SCOTT NICHOLSON - Vice President; Senior Vice President, Back Bay
    Advisors.

EDGAR M. REED -- Vice President; Executive Vice President and Chief
     Investment Officer, Back Bay Advisors; formerly, Head of the
     Fixed Income Management Group, Aetna Capital Management.

BRUCE R. SPECA -- Vice President; Executive Vice President and
     Managing Director, New England Funds, L.P.

JAMES S. WELCH -- Vice President; Vice President, Back Bay Advisors;
     formerly, Vice President, Putnam Management Company.

FRANK NESVET -- Treasurer; Senior Vice President, Chief Financial
     Officer and Managing Director, New England Funds, L.P.; Senior Vice President, Chief Financial Officer and Treasurer, New England Funds Management, L.P.; formerly, Executive Vice President, SuperShare Services Corporation.

ROBERT P. CONNOLLY -- Secretary and Clerk; Senior Vice President,
     General Counsel and Managing Director, New England Funds, L.P.; formerly, Managing Director and General Counsel, Kroll
     Associates, Inc. (business consulting company); formerly Managing Director and General Counsel, Equitable Capital Management
     Corporation (investment management company).

     Except as indicated above, the address of each officer affiliated with Back Bay Advisors or New England Funds, L.P. is 399 Boylston Street, Boston, Massachusetts 02116. The address of each officer associated with Westpeak is 1050 Walnut Street, Boulder Colorado 80302.

Trustees Fees

    New England Funds Trust I and New England Funds Trust II each pay no compensation to their officers or to their trustees who are interested persons thereof.

     Until May 1, 1995, each Trustee who is not an interested person of the Trusts received, in the aggregate for serving on the boards of the Trusts and nineteen other mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $2,500 for each meeting of the boards he or she attended and $1,500 for each meeting he or she attended of a committee of the board of which he or she was a member. Each committee chairman received an additional retainer fee at the annual rate of $2,500. These fees were allocated among the Funds and nineteen other mutual fund portfolios based on a formula that took into account, among other factors, the net assets of each Fund

     Effective May 1, 1995, each Trustee who is not an interested person will receive the foregoing rates of compensation for serving as Trustee of the Trusts and three other mutual fund portfolios. The compensation will be allocated among the Funds and the three portfolios based on a formula similar to that in effect before May 1, 1995.

     During the fiscal year ended December 31, 1994, the persons who were then Trustees of the Trusts received the amounts set forth on the following page for serving as a Trustee of the Trusts and for also serving on the governing boards of nineteen other mutual fund portfolios (the "Other Funds"). As of December 31, 1994, there were a total of thirty-six Funds in the Trusts and the Other Funds combined.

                      Aggregate     Aggregate         Total
                    Compensation   Compensatio    Compensation
                    from Trust I     n from      from the Trusts
 Name of Trustee       in 1994     Trust II in    and the Other
                                      1994        Funds in 1994
Kenneth J. Cowan       $18,244       $18,244         $59,375
Joseph M. Hinchey      17,507        17,507          56,875
Richard S.             17,507        17,507          56,875
Humphrey, Jr.
Robert B.              17,951        17,951         89,279(a)
Kittredge
Laurens MacLure        18,688        18,688         91,779(a)
Sandra O. Moose        16,326        16,326          52,875
James H. Scott         17,507        17,507          56,875
John A. Shane          17,211        17,211          55,875
Joseph F. Turley       17,951        17,951          58,375
Pendleton P. White     17,951        17,951          58,375

(a) Also includes compensation paid by the 5 CGM Funds, a group of mutual funds for which Capital Growth Management Limited Partnership, the investment adviser of New England Funds Trust I's Growth Fund, serves as investment adviser.

     The Trusts provide no pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

    At May 1, 1995, the officers and trustees of each Trust as a group owned less than 1% of the outstanding shares of each Trust.

Advisory Agreements

     Except in the case of the Adjustable Rate, International Equity, California and New York Funds, each advisory agreement provides that the adviser will furnish or pay the expenses of the applicable Fund for office space, facilities and equipment, services of executive and other personnel of the trust and certain administrative services. In the case of the Adjustable Rate, International Equity, California and New York Funds, pursuant to Administrative Services Agreements, the Distributor furnishes or pays the expenses for such items between the Distributor and each such Fund.

     Each Fund pays all expenses not borne by its adviser, subadviser (or, in the case of the Adjustable Rate, International Equity, California and New York Funds, by the Distributor) including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Fund's adviser, subadviser or their affiliates, other than affiliated registered investment companies. Each Fund also pays the Distributor for certain legal and accounting services provided to the Fund by the Distributor.

     Under each advisory agreement, if the total ordinary business expenses of a Fund or the applicable Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or Trust are qualified for sale, the Fund's adviser shall pay such excess. At present, the most restrictive state annual expense limitation is 2 1/2% of the average annual net assets up to $30,000,000, 2% of the next $70,000,000 and 1 1/2% of such assets in excess of $100,000,000. The adviser will not be required to reduce its fee or pay such expenses to an extent or under circumstances which might result in the Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the relevant advisory agreement and excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses. This means that the distribution fees payable to New England Funds, L.P. under each Fund's Distribution Agreement and the Distribution Plan would be excluded from "expenses."

     Each advisory agreement (and, in the case of the Star Advisers Fund, each sub-advisory agreement between NEIC and the subadviser that manages a segment of the Fund's portfolio and, in the case of the Strategic Income and the Growth Opportunities Funds, the respective subadvisory agreements between NEFM and the respective subadvisers that manage the Funds) provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the board of trustees of the relevant Trust by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the relevant Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to an advisory agreement must be approved by vote of a majority of the outstanding voting securities of the relevant Fund and by vote of a majority of the trustees of the relevant Trust who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. Each agreement may be terminated without penalty by vote of the relevant board of trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminated upon termination of the related advisory agreement. In addition, each advisory agreement will automatically terminate if the Trust or a Fund shall at any time be required by the Distributor to eliminate all reference to the words "New England" or the letters "TNE" in the name of the relevant Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the Trustees who are not interested persons of the relevant Trust or the Fund's adviser.

     Each advisory agreement (and, in the case of the Star Advisers Fund, the Strategic Income Fund and the Growth Opportunities Fund, each sub-advisory agreement) provides that the adviser and subadviser shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     Back Bay Advisors, formed in 1986, is a subsidiary of NEIC, whose sole general partner, New England Investment Companies, Inc., is a subsidiary of The New England. NEIC and its seven subsidiary or affiliated asset management firms, collectively, have more than $60 billion of assets under management or administration. Back Bay Advisors provides investment management services to institutional clients, including other registered investment companies and accounts of The New England and its affiliates. Back Bay Advisors specializes in fixed-income management and currently manages over $6 billion in total assets.

     Loomis Sayles was organized in 1926 and is one of the oldest and largest investment counsel firms in the country. An important feature of the Loomis Sayles investment approach is its emphasis on investment research. Recommendations and reports of the Loomis Sayles research department are circulated throughout the Loomis Sayles organization and are available to the individuals in the Loomis Sayles organization who have been assigned the responsibility for making investment decisions for the Funds' portfolios. Loomis Sayles provides investment advice to numerous other institutional and individual clients. These clients include some accounts of The New England and its affiliates ("New England Accounts"). Loomis Sayles is a subsidiary of NEIC.

     CGM is a limited partnership whose general partner is a corporation owned in equal shares by Robert L. Kemp and G. Kenneth Heebner. Prior to March 1, 1990, the Growth Fund was managed by Loomis Sayles' Capital Growth Management Division. On March 1, 1990, Loomis Sayles reorganized its Capital Growth Management Division into CGM. In addition to advising the Growth Fund, CGM acts as investment adviser of CGM Capital Development Fund, CGM trust, New England Variable Annuity Fund I and the Capital Growth Series of New England Zenith fund. CGM also provides investment advice to other institutional and individual clients.

     Draycott, formed in 1991, is a subsidiary of NEIC that provides investment management services to institutional clients, including separate accounts of The New England.

     NEFM, a newly-organized investment adviser, is an independently operated subsidiary of NEIC.

     Berger serves as investment adviser to the mutual funds in the Berger fund group and to pension and profit-sharing plans and other institutional and private investors. Kansas City Southern
Industries, Inc. a publicly-traded company, owns approximately 80% of the outstanding shares of Berger.

     Founders was organized in 1938. It serves as investment adviser to the Founders mutual funds as well as to private accounts. Bjorn
K. Borgen owns all of the stock of Founders.

     Organized in 1991, Westpeak provides investment management services to institutional clients, including accounts of The New
England and its affiliates.  Westpeak is a subsidiary of NEIC.

     Janus Capital serves as investment adviser to the Janus mutual funds and for individual, charitable, corporate and retirement accounts. Kansas City Southern Industries, Inc., a publicly-traded company, owns 83% of Janus Capital. Thomas H. Bailey, chairman and president of Janus Capital, owns approximately 12%.

     Certain officers and employees of Back Bay Advisors who are also officers of the Trust have responsibility for portfolio management of other advisory accounts and clients (including other registered investment companies and accounts of affiliates of Back Bay Advisors) that may invest in securities in which the Funds may invest. Where Back Bay Advisors determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Back Bay Advisors to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Back Bay Advisors will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Back Bay Advisors' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients.

     It is believed that the ability of the Funds advised by Back Bay Advisors to participate in larger volume transactions in this manner will in some cases produce better executions for the Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Back Bay Advisors as investment manager outweigh the disadvantages, if any, that might result from participating in such transactions.

     Certain officers of Loomis Sayles who are also officers of the Trust have responsibility for the management of other client portfolios. The Pasadena office of Loomis Sayles buys and sells portfolio securities for the Value and Balanced Funds, the Chicago office buys and sells portfolio securities for the Capital Growth Fund, the Boston and Detroit offices buy and sell portfolio securities for the segment of the Star Advisers Fund's portfolio that is advised by Loomis Sayles and the Boston office buys and sells portfolio securities for the Strategic Income Fund. These offices buy and sell securities independently of one another. The other investment companies and clients served by Loomis Sayles sometimes invest in securities in which the Capital Growth, Value, Balanced and Star Advisers Funds also invest. If one of these Funds and such other clients advised by the same office of Loomis Sayles desire to buy or sell the same portfolio securities at about the same time, purchases and sales will be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which each of the Funds purchases or sells. In other cases, however, it is believed that these practices may benefit the relevant Fund. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as adviser or subadviser for the Strategic Income, Capital Growth, Value, Balanced and Star Advisers Funds outweighs the disadvantages, if any, which might result from these practices.

     Certain officers and employees of Draycott have responsibility for portfolio management for other clients (including affiliates of Draycott), some of which may invest in securities in which the International Equity Fund also may invest. When the Fund and other clients desire to purchase or sell the same security at or about the same time, purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for the International Equity Fund. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the International Equity Fund or the price at which a security may be sold. It is the opinion of the trustees that the desirability of retaining Draycott as investment adviser to the Fund outweighs the disadvantages, if any, which might result from such procedure.

     In addition to advising a segment of the Star Advisers Fund's portfolio, Berger serves as investment adviser to other mutual funds, pension and profit-sharing plans, and other institutional and private investors. At times, Berger may effect purchases and sales of the same investment securities for the Star Advisers Fund, and for one or more other investment accounts. In such cases, it will be the practice of Berger to allocate the purchase and sale transactions among the Star Advisers Fund and the accounts in such manner as it deems equitable. In making such allocation, the main factors to be considered are the respective investment objectives of the Star Advisers Fund and the accounts, the relative size of portfolio holdings of the same or comparable securities, the current availability of cash for investment by the Star Advisers Fund and each account, the size of investment commitments generally held by the Star Advisers Fund and each account, and the opinions of the persons at Berger responsible for selecting investments for the Star Advisers Fund and the accounts. It is the opinion of the trustees that the desirability of retaining Berger as an investment adviser to the Star Advisers Fund outweighs the disadvantages, if any, which might result from these procedures.

     The segment of the Star Advisers Fund advised by Founders and one or more of the other mutual funds or clients to which Founders serves as investment adviser may own the same securities from time to time. If purchases or sales of securities for the segment of the Star Advisers Fund advised by Founders and other funds or clients advised by Founders arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the Fund and other clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on the price and amount of the security being purchased or sold for the Star Advisers Fund. However, the ability of the Star Advisers Fund to participate in volume transactions may possibly produce better executions for the Star Advisers Fund in some cases. It is the opinion of the trustees that the desirability of retaining Founders as an adviser to the Star Advisers Fund outweighs the disadvantages, if any, which might result from these procedures.

     Janus Capital performs investment advisory services for other mutual funds, individual, charitable, corporate and retirement accounts (the "private accounts"), as well as for a segment of the portfolio of the Star Advisers Fund. Although the overall investment objective of the Star Advisers Fund may differ from the objectives of the private accounts and other funds served by Janus Capital, there may be securities that are suitable for the portfolio of the Star Advisers Fund as well as for one or more of the other funds or the private accounts. Therefore, purchases and sales of the same investment securities may be recommended for the Star Advisers Fund and for one or more of the other funds or private accounts. To the extent that the Star Advisers Fund and one or more of the other funds or private accounts seek to acquire or sell the same security at the same time, either the price obtained by the Star Advisers Fund or the amount of securities that may be purchased or sold by the Star Advisers Fund at one time may be adversely affected. In such cases, the purchase and sale transactions are allocated among the Star Advisers Fund, the other funds and the private accounts in a manner believed by the management of Janus Capital to be equitable to each. It is the opinion of the trustees that the desirability of retaining Janus Capital as an adviser to the Star Advisers Fund outweighs the disadvantages, if any, which might result from these procedures.

     Certain officers of Westpeak have responsibility for portfolio management for other clients (including affiliates of Westpeak), some of which may invest in securities in which the Growth Opportunities Fund also may invest. When the Fund and other clients desire to purchase or sell the same security at or about the same time, the purchase and sale orders are ordinarily placed and confirmed separately but may be combined to the extent practicable and allocated as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is believed that the ability of those clients to participate in larger volume transactions will in some cases produce better executions for the Fund. However, in some cases this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. It is the opinion of the trustees of the Fund that the desirability of retaining Westpeak as adviser for the Growth Opportunities Fund outweighs the disadvantages, if any, which might result from these practices.

     Distribution Agreements and Rule 12b-1 Plans. Under a separate agreement with each Fund, New England Funds, L.P. serves as the general distributor of each class of shares of the Funds. Under these agreements, New England Funds, L.P. is not obligated to sell a specific number of shares. New England Funds, L.P. bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

     New England Funds, L.P. is compensated under each agreement through receipt of the sales charges on Class A shares described below under "Net Asset Value and Public Offering Price" and is paid by the Funds the service and distribution fees described in the prospectus.

     As described in the prospectuses, each Fund has adopted Rule 12b-1 plans (the "Plans") for its Class A, Class B and Class C shares which, among other things, permit it to pay the Fund's distributor (currently New England Funds, L.P.) monthly fees out of its net assets. Pursuant to Rule 12b-1 under the 1940 Act, each Plan was approved by the shareholders of each Fund, and (together with the related Distribution Agreement) by the board of trustees, including a majority of the trustees who are not interested persons of the relevant Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or the Distribution Agreement (the "Independent Trustees").

     Each Plan may be terminated by vote of a majority of the relevant Independent Trustees, or by vote of a majority of the outstanding voting securities of the relevant class of shares of the relevant Fund. Each Plan may be amended by vote of the relevant trustees, including a majority of the relevant Independent Trustees, cast in person at a meeting called for that purpose. Any change in any Plan that would materially increase the fees payable thereunder by the relevant class of shares of the relevant Fund requires approval of the holders of such shares. The Trusts' trustees review quarterly a written reports of such costs and the purposes for which such costs have been incurred. For so long as a Plan is in effect, selection and nomination of those trustees who are not interested persons of the relevant Trust shall be committed to the discretion of such disinterested persons.

     The Distributor has entered into selling agreements with investment dealers, including New England Securities, an affiliate of the Distributor, for the sale of the Funds' shares. New England Securities is registered as a broker-dealer under the Securities Exchange Act of 1934. The Distributor may at its expense pay an amount not to exceed 0.50% of the amount invested to dealers who have selling agreements with the Distributor. Class Y shares of the Funds may be offered by registered representatives of New England Securities who are also employees of New England Investment Associates, Inc. ("NEIA"), an indirect, wholly-owned subsidiary of NEIC. NEIA may receive compensation from each Fund's adviser with respect to sales of Class Y shares.

     The Distribution Agreement for any Fund may be terminated at any time on 60 days' written notice without payment of any penalty by New England Funds, L.P. or by vote of a majority of the outstanding voting securities of the relevant Fund or by vote of a majority of the relevant Independent Trustees.

     The Distribution Agreements and the Plans will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the relevant Independent Trustees and (ii) by the vote of a majority of the entire board of trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of a Fund (or the relevant class, in the case of the Plans).

     With the exception of New England Funds, L.P., New England Securities and their direct and indirect corporate parents (NEIC and The New England), no interested person of the Trusts nor any trustee of the Trusts had any direct or indirect financial interest in the operation of the Plans or any related agreement.

     Benefits to the Trusts and their shareholders resulting from the Plans are believed to include (1) enhanced shareholder service, (2) asset retention, (3) enhanced bargaining position with third party service providers and economies of scale arising from having higher asset levels and (4) portfolio management opportunities arising from having an enhanced positive cash flow.

     New England Funds, L.P. controls the words "New England" in the name of New England Funds Trust I and New England Funds Trust II and the Funds and if it should cease to be the distributor, New England Funds Trust I, New England Funds Trust II or the affected Fund may be required to change their names and delete these words or letters.
New England Funds, L.P. also acts as general distributor for New England Cash Management Trust and New England Tax Exempt Money Market Trust.

     During the years ended December 31, 1992 and 1993, New England Funds, L.P. received commissions on the sale of the Class A shares of New England Funds Trust I aggregating $19,853,746 and $12,478,105 and respectively, of which $1,985,975 and $1,428,524 was retained by New England Funds, L.P. During the year ended December 31, 1994, New England Funds, L.P. received commissions on the sale of shares of New England Funds Trusts I aggregating $9,569,312, of which $8,290,120 was allowed to other securities dealers and the balanced retained by New England Funds, L.P. See "Other Arrangements" for information about amounts received by New England Funds, L.P. from New England Funds Trust I's investment advisers or the Funds directly for providing certain administrative services relating to New England Funds Trust I.

     During the years ended December 31, 1992, 1993 and 1994, New England Funds, L.P. received commissions on the sale of the Class A shares of New England Funds Trust II aggregating $7,195,240, $5,970,295 and $2,071,744, respectively, of which $6,475,716,
$573,825 and $1,780,651, respectively, were reallowed to other securities dealers and the balance retained by New England Funds, L.P. See "Other Arrangements" for information about amounts received by New England Funds, L.P. from Back Bay Advisors or the Funds directly for providing certain administrative services relating to New England Funds Trust II.

     Custodial Arrangements. State Street Bank and Trust Company ("State Street Bank"), Boston, Massachusetts 02102, is the Trusts' custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities of each Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Trusts and calculates the total net asset value, total net income and net asset value per share of each Fund on a daily basis.

     Independent Accountants. New England Funds Trust I's independent accountants are Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts 02110. New England Funds Trust II's independent accountants are Coopers & Lybrand LLP, 1 Post Office Square, Boston, MA 02109. The independent accountants of each Trust conduct an annual audit of that Trust's financial statements, assist in the preparation of federal and state income tax returns and consult with the Trusts as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the prospectuses, and financial statements contained in the Trusts' annual reports for the year ended December 31, 1994 and incorporated by reference into this statement, have been so included in reliance on the reports of each Trusts' independent accountants, given on the authority of such firms as experts in auditing and accounting.

Other Arrangements

     Office space, facilities, equipment and certain other administrative services for New England Funds Trust I (except the International Equity, Capital Growth and Star Advisers Funds) are furnished by New England Securities, an affiliate of New England Funds, L.P., under service agreements with CGM, Loomis Sayles or Back Bay Advisors. For the year ended December 31, 1994, New England Securities received $2,261,375 from the advisers under these agreements. In the case of the Capital Growth Fund, New England Funds, L.P. provides similar services under a service agreement with Loomis Sayles. For the year ended December 31, 1994, New England Funds, L.P. received $278,333 from Loomis Sayles under this agreement. In the case of Star Advisers Fund, New England Funds, L.P. provides similar services under a service agreement with NEIC. For the year ended December 31, 1994, New England Funds, L.P. received $269,302 from NEIC under this agreement. In the case of the International Equity Fund, New England Funds, L.P. provides similar services under an Administrative Services Agreement with the Fund under which the International Equity Fund pays a fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Class A, Class B and Class C shares and 0.05% of the Fund's Class Y shares. For the fiscal year ended December 31, 1994, New England Funds, L.P. received $167,715 from the International Equity Fund for these services. Class C shares did not commence operations until January 3, 1995.

     During the year ended December 31, 1994, New England Funds, L.P. provided similar services for the Growth Opportunities, Limited Term U.S. Government, Massachusetts Tax Free Income and High Income Funds under an agreement with Back Bay Advisors. For the year ended December 31, 1994, New England Funds, L.P. received $676,787 from Back Bay Advisors under this agreement. In the case of the Adjustable Rate Fund, New England Funds, L.P. provides similar services under an Administrative Services Agreement with the Fund, under which the Fund pays a fee at the annual rate of 0.15% of the first $200 million of the Fund's average daily nets assets, 0.135% of the next $300 million of such assets and 0.12% of such assets in excess of $500 million. For the year ended December 31, 1994, New England Funds, L.P. received $382,335 from the Adjustable Rate Fund for these services. In the case of the California and New York Funds, New England Funds, L.P. provides similar services under Administrative Agreements with the Funds under which the Funds pay a fee at the rate of 0.125% of each Fund's average daily net assets. For the year ended December 31, 1994, New England Funds, L.P. waived its fees of $49,097 and $25,557 for these services for the California and New York Funds, respectively.

     Pursuant to a contract between the Funds and New England Funds, L.P., New England Funds, L.P. acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay per account fees to New England Funds, L.P. for these services in the amount of $17.25 for the Balanced Fund, Growth Fund, Capital Growth Fund, Value Fund, International Equity Fund, Star Advisers Fund, Growth Opportunities Fund and Strategic Income Fund; and $15.45 for the High Income Fund, Massachusetts Tax Free Income Fund, Limited Term U.S. Government Fund, Adjustable Rate Fund, Intermediate Term Tax Free Fund of California, Intermediate Term Tax Free Fund of New York, Bond Income Fund, Tax Exempt Income Fund and Government Securities Fund. New England Funds, L.P. has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS") transaction processing, mail and other services. For these services, New England Funds, L.P. pays BFDS a per account fee of $8.40 for the Intermediate Term Tax Free Fund of California, Intermediate Term Tax Free Fund of New York, Bond Income Fund, Tax Exempt Income Fund, Adjustable Rate Fund, Government Securities Fund and Strategic Income Fund; $7.40 for Massachusetts Tax Free Income Fund, High Income Fund and Limited Term U.S. Government Fund; $6.40 for International Equity Fund, Capital Growth Fund, Balanced Fund, Value Fund, Growth Fund and Star Advisers Fund; and $5.40 for the Growth Opportunities Fund.

     In addition, during the fiscal year ended 1994, New England Funds, L.P. received legal and accounting services fees paid by the Growth Fund, Balanced Fund, Value Fund, Bond Income Fund, Tax Exempt Income Fund, Government Securities Fund, International Equity Fund, Capital Growth Fund and Star Advisers Funds in the amounts of $39,561, $42,407, $40,824, $43,175, $40,497, $42,255, $28,037,
$38,624 and $59,452, respectively.
_____________________________________________________________________

                 PORTFOLIO TRANSACTIONS AND BROKERAGE
_____________________________________________________________________

     All Funds (except segments of the Star Advisers Fund advised by Berger and Janus Capital). In placing orders for the purchase and sale of portfolio securities for each Fund, Back Bay Advisors, CGM, Draycott, Founders, Westpeak and Loomis Sayles always seek the best price and execution. Some of each Fund's portfolio transactions are placed with brokers and dealers who provide Back Bay Advisors, CGM, Draycott, Founders, Westpeak or Loomis Sayles with supplementary investment and statistical information or furnish market quotations to that Fund, the other Funds or other investment companies advised by Back Bay Advisors, CGM, Draycott, Founders, Westpeak or Loomis Sayles. The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these services, they may, to the extent used, tend to reduce the expenses of Back Bay Advisors, CGM, Draycott, Founders, Westpeak or Loomis Sayles. The services may also be used by Back Bay Advisors, CGM, Draycott, Founders, Westpeak or Loomis Sayles in connection with their other advisory accounts and in some cases may not be used with respect to the Funds.

     In placing orders for the purchase and sale of equity securities, each Fund's adviser selects only brokers which it believes are financially responsible, will provide efficient and effective services in executing, clearing and settling an order and will charge commission rates that, when combined with the quality of the foregoing services, will produce best price and execution for the transaction. This does not necessarily mean that the lowest available brokerage commission will be paid. However, the commissions are believed to be competitive with generally prevailing rates. Each Fund's adviser will use its best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will evaluate the overall reasonableness of brokerage commissions paid on transactions by reference to such data. In making such evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker in connection with the order, are taken into account. No Fund will pay a broker a commission at a higher rate than otherwise available for the same transaction in recognition of the value of research services provided by the broker or in recognition of the value of any other services provided by the broker which do not contribute to the best price and execution of the transaction.

     Star Advisers Fund (segment advised by Berger). Berger places portfolio transactions for its segment of the Star Advisers Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, Berger may place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission then being charged by another broker where such commission is the result of Berger having reasonably taken into account the quality and reliability of the brokerage services, including, without limitation, the availability and value of research services or execution services. Berger places portfolio brokerage business of its segment of the Star Advisers Fund with brokers who provide useful research services to Berger. Such research services typically consist of studies made by investment analysts or economists relating either to the past record of and future outlook for companies and the industries in which they operate, or to national and worldwide economic conditions, monetary conditions and trends in investors' sentiment, and the relationship of these factors to the securities market. In addition, such analysts may be available for regular consultation so that Berger may be apprised of current developments in the above-mentioned factors. The research services received from brokers are often helpful to Berger in performing its investment advisory responsibilities to its segment of the Star Advisers Fund, but they are not essential, and the availability of such services from brokers does not reduce the responsibility of Berger advisory personnel to analyze and evaluate the securities in which its segment of the Star Advisers Fund invests. The research services obtained as a result of the Fund's brokerage business also will be useful to Berger in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by Berger in rendering investment advice to its segment of the Star Advisers Fund. Although such research services may be deemed to be of value to Berger, they are not expected to decrease the expenses that Berger would otherwise incur in performing investment advisory services for its segment of the Star Advisers Fund nor will the advisory fees that are received by Berger from NEIC for providing services to the Fund be reduced as result of the availability of such research services from brokers.

     Star Advisers Fund (segment advised by Janus Capital). Decisions as to the assignment of portfolio business for the segment of the Star Advisers Fund's portfolio advised by Janus Capital and negotiation of its commission rates are made by Janus Capital, whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable securities price) of all portfolio transactions. In placing portfolio transactions for its segment of the Star Advisers Fund's portfolio, Janus Capital may agree to pay brokerage commissions for effecting a securities transaction, in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

     In selecting brokers and dealers and in negotiating commissions, Janus Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the securities being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writing, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.

     Janus Capital may use research products and services in servicing other accounts in addition to the Star Advisers Fund. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital may also consider sales of shares of mutual funds advised by Janus Capital by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase shares of such funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Star Advisers Fund. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

     Subject to procedures adopted by the Board of Trustees of New England Funds Trust I, the Star Advisers Fund's brokerage transactions may be executed by brokers that are affiliated with the Distributor or the Advisers. Any such transactions will comply with Rule 17e-1 under the Investment Company Act of 1940.

General

     Portfolio turnover is not a limiting factor with respect to investment decisions. The Funds anticipate that their portfolio turnover rates will vary significantly from time to time depending on the volatility of economic and market conditions.

     Subject to procedures adopted by the Board of Trustees of New England Funds Trust I, the Star Advisers Funds' brokerage transactions may be executed by brokers that are affiliated with the Distributor or the Advisers. Any such transactions will comply with Rule 17e-1 under the Investment Company Act of 1940.

     The Bond Income, Government Securities and Tax Exempt Income Funds and all the Funds of New England Funds Trust II may pay, but during their three most recent fiscal years have not paid, brokerage commissions to New England Securities for acting as the respective Fund's agent on purchases and sales of securities. SEC rules require that the commissions paid to New England Securities by a Fund for portfolio transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The trustees of each Trust, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to New England Securities and will review these procedures periodically.

     Under the 1940 Act, persons affiliated with each Trust are prohibited from dealing with each Trust's Funds as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trusts, such as New England Securities, may not serve as the Trusts' dealer in connection with such transactions.

     It is expected that the portfolio transactions in fixed-income securities will generally be with issuers or dealers on a net basis without a stated commission. Securities firms may receive brokerage commissions on transactions involving options, futures and options on futures and the purchase and sale of underlying securities upon exercise of options. The brokerage commissions associated with buying and selling options may be proportionately higher than those associated with general securities transactions.

     The Limited Term U.S. Government and the Government Securities Funds had significantly higher portfolio turnover rate for the fiscal year ended December 31, 1994 than for the prior fiscal year. Each Fund's higher portfolio turnover rate was due principally to a portfolio management strategy implemented to take advantage of a more volatile market environment.
_____________________________________________________________________

           DESCRIPTION OF THE TRUSTS AND OWNERSHIP OF SHARES
_____________________________________________________________________

     New England Funds Trust I is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 7, 1985 and is a "series" company as described in Rule 18f-1 under the 1940 Act. The Trust has eleven separate portfolios (the "Funds"). The Growth Fund has one class of shares and the Tax Exempt Income Fund has two classes of shares, the Government Securities Fund has three classes of shares and the Balanced Fund, the Value Fund, the International Equity Fund, the Star Advisers Fund, the Strategic Income Fund, the Capital Growth Fund and the Bond Income Fund each has four classes of shares. The initial portfolio of the Trust (the Fund now called New England Government Securities Fund) commenced operations on September 16, 1985. The International Equity Fund commenced operations on May 22, 1992. The Capital Growth Fund was organized in 1992 and commenced operations on August 3, 1992. The Star Advisers Fund was organized in 1994 and commenced operations on July 7, 1994. The Strategic Income Fund was organized in 1995 and commenced operations on May 1, 1995. The remaining Funds are successors to the following corporations which commenced operations in the years indicated:

                  Corporation          Date of Commencement
          NEL Growth Fund, Inc.                1968
          NEL Retirement Equity                1969
          Fund, Inc.*
          NEL Equity Fund, Inc.**              1968

                  Corporation          Date of Commencement
          NEL Income Fund, Inc.                1973
          NEL Tax Exempt Bond Fund,            1976
          Inc.

           * Predecessor of the Value Fund
          ** Predecessor of the Balanced Fund

     New England Funds Trust II was organized in 1931 as a Massachusetts business trust and consisted of a single investment portfolio (now the Growth Opportunities Fund) until January, 1989. The High Income Fund, the Massachusetts Tax Free Income Fund, the Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York each has two classes of shares. The Adjustable Rate U.S. Government Fund has three classes of shares and the Growth Opportunities Fund and the Limited Term U.S. Government Fund each has four classes of shares. Until December, 1988, the name of the Trust was "Investment Trust of Boston"; from December 1988 until April 1992, its name was "Investment Trust of Boston Funds." The High Income Fund and the Massachusetts Fund are successors to separate investment companies that were organized in 1983 and 1984, respectively, and reorganized as series of New England Funds Trust II in January, 1989. The Limited Term U.S. Government Fund was organized in 1988 and commenced operations in January, 1989. The Adjustable Rate Fund was organized in 1991 and commenced operations on October 18 of that year. The California and New York Funds were organized in 1993 and commenced operations on April 23 of that year. Effective May 1, 1991, New England Funds Trust I and the New England Funds Trust II began to be marketed under the "umbrella" name New England Funds.

     The Declarations of Trust of New England Funds Trust I and New England Funds Trust II currently permit each Trust's trustees to issue an unlimited number of full and fractional shares of each series. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's trustees to divide the shares of each series, with the exception of the Growth Fund, into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declarations of Trust also permit the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     The shares of all the Funds (except as noted in the first two paragraphs of this section) are divided into four classes, Class A, Class B, Class C and Class Y. The Growth Opportunities Fund, Capital Growth Fund, Value Fund, Balanced Fund, International Equity Fund, Star Advisers Fund, Bond Income Fund, Strategic Income Fund and the Limited Term U.S. Government Fund each offer four classes of shares, Class A, Class B, Class C and Class Y. The Balanced Fund, the Value Fund, the International Equity Fund, the Star Advisers Fund, the Capital Growth Fund, the Strategic Income Fund, the Bond Income Fund, the Government Securities Fund, the Growth Opportunities Fund, the Limited Term U.S. Government Fund and the Adjustable Rate U.S. Government Fund offer Class Y shares, which are available for purchase only by certain eligible institutional investors and have higher minimum purchase requirements than Class A, B and C. All expenses of each Fund are borne by its Class A, Class B and, if applicable, Class C and Class Y shares on a pro rata basis, except for the administrative services fee (which may be charged at a separate rate to each class), 12b-1 fees (which are borne only by Class A, B and C) and the following expenses that are separately allocated to each class: transfer agency fees and expenses of printing and mailing prospectuses to shareholders.

     The assets received by each class of a Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of the creditors, are allocated to, and constitute the underlying assets of, that class of a Fund. The underlying assets of each class of a Fund are segregated and are charged with the expenses with respect to that class of a Fund and with a share of the general expenses of the relevant trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular class of a Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of each Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of all classes of the Funds in a Trust.

     The Declarations of Trust also permit each Trust's trustees, without shareholder approval, to subdivide any series or class of shares or Fund into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.

     The Declarations of Trust provide for the perpetual existence of the Trusts. Either Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of each Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While each Declarations of Trust further provide that its board of trustees may also terminate the relevant trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

     As summarized in the prospectuses, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

     The Declarations of Trust provide that on any matter submitted to a vote of all shareholders of a Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

     There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) a Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with a Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

     Upon written request by the holders of shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trusts have undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

     Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

     No amendment may be made to the Declarations of Trust without the affirmative vote of a majority of the outstanding shares of the relevant Trust except (i) to change a Trust's or a Fund's name or to cure technical problems in a Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares and (iii) to establish, designate or modify new and existing series or classes of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

Shareholder and Trustee Liability

     Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or the trustees. The Declarations of Trust provide for indemnification out of each Fund's property for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and a Fund itself would be unable to meet its obligations.

     The Declarations of Trust further provide that the relevant board of trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by New England Funds Trust I or New England Funds Trust II of trustees and officers of the relevant Trust, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust.

     Such persons may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
_____________________________________________________________________

                           HOW TO BUY SHARES
_____________________________________________________________________

     The procedures for purchasing shares of the Funds are summarized in the prospectus. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

     For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange on a day when the Exchange is open; otherwise the settlement date is the following business day. For telephone orders, the settlement date is the fifth business day after the order is made.

     Shares may also be purchased either in writing, by phone or, in the case of Class A, B and C shares, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the prospectuses through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with New England Funds, L.P.

     New England Funds, L.P. may at its discretion accept a telephone order for the purchase of $5,000 or more of a Fund's Class A, B and C shares. Payment must be received by New England Funds, L.P. within five business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through New England Funds, L.P. or your investment dealer.

 ---------------------------------------------------------------------
               NET ASSET VALUE AND PUBLIC OFFERING PRICE
 _____________________________________________________________________

     The method for determining the public offering price and net asset value per share is summarized in the prospectus.

     The total net asset value of each class of shares of a Fund (the excess of the assets of such Fund attributable to such class over the liabilities attributable to such class) is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange is open for trading. The weekdays that the New York Stock Exchange is expected to be closed are New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Securities listed on a national securities exchange or on the NASDAQ national market system are valued at their last sale price, or, if there is no reported sale during the day, the last reported bid price estimated by a broker. Unlisted securities traded in the over-the-counter market are valued at the last reported bid price in the over-the-counter market or on the basis of yield equivalents as obtained from one or more dealers that make a market in the securities. U.S. Government Securities are traded in the over-the-counter market. Options, interest rate futures and options thereon that are traded on exchanges are valued at their last sale price as of the close of such exchanges. Securities for which current market quotations are not readily available and all other assets are taken at fair value as determined in good faith by the board of trustees, although the actual calculations may be made by persons acting pursuant to the direction of the board.

     Generally, trading in Foreign Government Securities and other fixed-income securities, as well as trading in equity securities in markets outside the United States, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in determining the net asset value of the International Equity Fund's shares are computed as of 3:00 p.m. Eastern time, in the case of U.S. and Canadian
Government Securities, and 5:00 p.m. London time, in the case of Foreign Government Securities and equity securities of non-U.S. issuers which are not traded on a U.S. national exchange, except that, in unusual instances in which London trading in certain Foreign Government Securities continues past 5:00 p.m. London time, the values of such Foreign Government Securities will be computed as of the close of the New York Stock Exchange that day (or such earlier time as significant trading activity in such Foreign Government Securities ceases for the day). The value of equity securities of non-U.S. issuers not traded on a U.S. exchange will be valued at their last sale price, if any, on the exchange on which they principally trade. Occasionally, events affecting the value of fixed-income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of the New York Stock Exchange, which events will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of either Funds' securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with procedures approved by the trustees.

     The per share net asset value of a class of a Fund's shares is computed by dividing the number of shares outstanding into the total net asset value attributable to such class. The public offering price of a Class A share of a Fund is the net asset value per share next determined after a properly completed purchase order is accepted by New England Funds, L.P. or State Street Bank, plus a sales charge as set forth in the Fund's prospectus. The public offering price of a Class B, C or Y share of a Fund is the next determined net asset value.

  -----------------------------------------------------------------
                         REDUCED SALES CHARGES

                          Class A Shares Only
  ----------------------------------------------------------------


     Special purchase plans are enumerated in the text of the prospectus.

     Cumulative Purchase Discount. A Fund shareholder making an additional purchase of Class A shares may be entitled to a discount on the sales charge payable on that purchase. This discount will be available if the shareholder's "total investment" in the Fund reaches the breakpoint for a reduced sales charge in the table under "Net Asset Value and Public Offering Price," above. The total investment is determined by adding the amount of the additional purchase, including sales charge, to the current public offering price of all series and classes of shares of both Trusts held by the shareholder in one or more accounts. If the total investment exceeds the breakpoint, the lower sales charge applies to the entire additional investment even though some portion of that additional investment is below the breakpoint to which a reduced sales charge applies. For example, if a shareholder who already owns shares of one or more Funds with a value at the current public offering price of $30,000 makes an additional purchase of $20,000 of Class A shares of a Stock Fund (other than New England Growth Fund), the reduced sales charge of 4.5% of the public offering price will apply to the entire amount of the additional investment.

     Letter of Intent. A Letter of Intent (a "Letter"), which can be effected at any time, is a privilege available to investors which reduces the sales charge on investments in Class A shares. Ordinarily, reduced sales charges are available for single purchases of Class A shares only when they reach certain breakpoints (e.g., $50,000, $100,000, etc.). By signing a Letter, a shareholder indicates an intention to invest enough money in Class A shares within 13 months to reach a breakpoint. If the shareholder's intended aggregate purchases of all series and classes of the Trusts over a defined 13-month period will be large enough to qualify for a reduced sales charge, the shareholder may invest the smaller individual amounts at the public offering price calculated using the sales load applicable to the 13-month aggregate investment.

     A Letter is a non-binding commitment, the amount of which may be increased, decreased or canceled at any time. The effective date of a Letter is the date it is received in good order at New England Funds, L.P., or, if communicated by a telephone exchange or order, at the date of telephoning provided a signed Letter, in good order, reaches New England Funds, L.P. within five business days.

     A reduced sales charge is available for aggregate purchases of all series and classes of shares of the Trusts pursuant to a written Letter effected within 90 days after any purchase. In the event the account was established prior to 90 days before the Letter effective date, the account will be credited with Rights of Accumulation ("ROA") towards the breakpoint level that will be reached upon the completion of the 13 months' purchases. The ROA credit is the value of all shares held as of the effective date of the Letter based on the "public offering price computed on such date."

     The cumulative purchase discount, described above, permits the aggregate value at the current public offering price of Class A shares of any accounts with the Trusts held by a shareholder to be added to the dollar amount of the intended investment under a Letter, provided the shareholder lists them on the account application.

     State Street Bank will hold in escrow shares with a value at the current public offering price of 5% of the aggregate amount of the intended investment. The amount in escrow will be released when the Letter is completed. If the shareholder does not purchase shares in the amount indicated in the Letter, the shareholder agrees to remit to State Street Bank the difference between the sales charge actually paid and that which would have been paid had the Letter not been in effect, and authorizes State Street Bank to redeem escrowed shares in the amount necessary to make up the difference in sales charges. Reinvested dividends and distributions are not included in determining whether the Letter has been completed.

     Combining Purchases. Purchases of all series and classes of the Trusts by or for an investor, the investor's spouse, parents, children, siblings, grandparents or grandchildren and any other account of the investor, including sole proprietorships, in either Trust may be treated as purchases by a single individual for purposes of determining the availability of a reduced sales charge. Purchases for a single trust estate or a single fiduciary account may also be treated as purchases by a single individual for this purpose, as may purchases on behalf of a participant in a tax-qualified retirement plan and other employee benefit plans, provided that the investor is the sole participant in the plan.

     Combining with Other Series and Classes of the Trusts. A shareholder's total investment for purposes of the cumulative purchase discount and purchases under a Letter of Intent includes the value at the current public offering price of any shares of series and classes of the Trusts that the shareholder owns (which do not include shares of the New England Money Market Funds unless such shares were purchased by exchanging shares of either Trust). Shares owned by persons described in the preceding paragraph may also be included.

     Sponsored Arrangements. Class A shares may be purchased at a reduced sales charge pursuant to "sponsored arrangements," which include programs under which an association makes recommendations to, or permits group solicitation of, its members in connection with the purchase of Fund shares on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expenses associated with sponsored arrangements. The reduction in sales expenses, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the association's membership, the term of the association's existence and certain characteristics of its members.

     Unit Holders of Unit Investment Trusts. Unit investment trust distributions may be invested in Class A shares of any Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested); for large purchases on which a sales charge of less than 1.50% would ordinarily apply, such lower charge also applies to investments of unit investment trust distributions.

     Clients of Advisers or Subadvisers (Affiliated with NEIC). No sales charge or contingent deferred sales charge applies to investments of $100,000 or more in Class A shares of the Funds by (1) clients of an adviser or subadviser (affiliated with NEIC) to the Funds; any director, officer or partner of a client of an adviser or subadviser (affiliated with NEIC) to the Funds; and the spouse, parents, children, siblings, grandparents or grandchildren of the foregoing; (2) any individual who is a participant in a Keogh or IRA Plan under a prototype of an adviser or subadviser (affiliated with NEIC) to the Funds if at least one participant in the plan qualifies under category (1) above; and (3) an individual who invests through an IRA and is a participant in an employee benefit plan that is a client of an adviser or subadviser (affiliated with NEIC) to the Funds. Any investor eligible for this arrangement should so indicate in writing at the time of the purchase.

     Offering to Employees of The New England and Associated Entities. There is no sales charge, CDSC or initial investment minimum related to investments in Class A shares of any Fund by any of the Trusts' investment advisers or subadvisers (affiliated with NEIC), New England Funds, L.P. or any other company affiliated with The New England; current and former directors and trustees of the Trusts; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker dealers that have selling arrangements with New England Funds, L.P.; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above and any trust, pension, profit sharing or other benefit plans for any of the foregoing persons and any separate account of The New England or any other company affiliated with The New England.

     Eligible Governmental Authorities. There is no sales charge or contingent deferred sales charge related to investments in Class A shares of any Fund (except the Star Advisers Fund) by any of the state, county or city or any instrumentality, department, authority or agency thereof that has determined that a Fund is a legally permissible investment and that is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered investment company.

     Investment Advisory Accounts. There is no sales charge or contingent deferred sales charge to investments in Class A shares of any Fund by any of the advisory accounts through investment advisers registered under the Investment Advisers Act of 1940 and affiliated with broker-dealers.

     Shareholders of Reich and Tang Government Securities Trust. Shareholders of Reich and Tang Government Securities Trust may exchange their shares of that fund for Class A shares of any series of the Trusts at net asset value and without imposition of a sales charge.

The reduction or elimination of the sales charge in connection with sales described above reflects the absence or reduction of sales expenses associated with such sales.
_____________________________________________________________________

                         SHAREHOLDER SERVICES
_____________________________________________________________________

Open Accounts

     A shareholder's investment is automatically credited to an open account maintained for the shareholder by State Street Bank. Following each transaction in the account, a shareholder will receive a confirmation statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, State Street Bank will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This statement should be retained as a permanent record. New England Funds, L.P. may charge a fee for providing duplicate information.

     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

     The costs of maintaining the open account system are paid by the Trusts and no direct charges are made to shareholders. Although the Trusts have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Class A, B and C Shares)

     Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing New England Funds, L.P. to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to New England Funds, L.P. for investment in the Fund. A plan may be opened with an initial investment of $50 or more and thereafter regular monthly checks of $50 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the prospectus or may be obtained by calling New England Funds, L.P. at (800) 225-5478 or your investment dealer.

     This program is voluntary and may be terminated at any time by the investor or by New England Funds, L.P. upon notice to existing plan participants.

     The Investment Builder Program plan may be discontinued by written notice to New England Funds, L.P., which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits (Class A, B and C Shares)

     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Funds or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

     The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the prospectus. For these plans, initial and subsequent investments in a Fund must be at least $25 for each participant in a plan, and income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). Plan documents and further information can be obtained from New England Funds, L.P.

     An investor should consult a competent tax or other adviser as to the suitability of a Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

     Certain retirement plans may also be eligible to purchase Class Y shares. See the prospectus relating to Class Y shares.

Systematic Withdrawal Plans (Class A, B and C Shares)

     An investor owning a Fund's shares having a value of $5,000 or more at the current public offering price may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or New England Funds, L.P.

     A shareholder under a Systematic Withdrawal Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment under a variable payment option may be $50 or more.

     In the case of shares subject to a CDSC, the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan.
Withdrawals of Class B shares of a Fund under the Plan will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in your account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in your account. No CDSC applies to a redemption pursuant to the Plan.

     All shares under the Plan must be held in an open
(uncertificated) account. Income dividends and capital gain distributions will be reinvested (without a sales charge in the case of Class A shares) at net asset value determined on the record date.

     Since withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and New England Funds, L.P. make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan.

     It may be disadvantageous for a shareholder to purchase on a regular basis additional Fund shares with a sales charge while redeeming shares under a Systematic Withdrawal Plan. Accordingly, the Funds and New England Funds, L.P. do not recommend additional investments in Class A shares by a shareholder who has a withdrawal plan in effect and who would be subject to a sales load on such additional investments.

     Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Exchange Privilege

     A shareholder may exchange the shares of any Fund (except Class A shares of the Adjustable Rate and California and New York Funds) for shares of the same class of any other Fund of the Trusts (subject to the investor eligibility requirements of the Fund into which the exchange is being made) on the basis of relative net asset values at the time of the exchange without any sales charge. Class A shares of the Adjustable Rate, California and New York Funds may be exchanged for shares of the Stock Funds, Bond Funds or New England Massachusetts Tax Free Income Fund (subject to the investor eligibility requirements of the Fund into which the exchange is being made)only if they have been held for at least six months. When an exchange is made from the Class B shares of one Fund to the Class B shares of another Fund, the shares received in exchange will have the same age characteristics as the shares exchanged. The age of the shares determines the expiration of the CDSC and the conversion date. If you own Class A and Class B shares, you may also elect to exchange your shares of any Fund of the Trusts for shares of the same class of either New England Cash Management Trust or New England Tax Exempt Money Market Trust (the "Money Market Funds"). Class C shares may also be exchanged for Class A shares of the Money Market Funds. On all exchanges of Class A shares subject to a CDSC and Class B shares into the Money Market Funds, the exchange stops the aging period relating to the contingent deferred sales charge and, for Class B shares only, conversion to Class A shares. The aging resumes only when an exchange is made back into a Fund's Class B shares. If you own Class Y shares, you may exchange those shares for Class Y shares of other Funds or for the Class A shares of the Money Market Funds. These options are summarized in the prospectus. An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to New England Funds, L.P. at
(800) 223-7124 or (2) a written exchange request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551. You must acknowledge receipt of a current prospectus for a Fund before an exchange for that Fund can be effected.

The investment objectives of the funds in New England Funds Trust I are as follows:

Stock Funds:

     New England Capital Growth Fund seeks long-term growth of capital.

     New England Value Fund seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.

     New England Balanced Fund seeks a reasonable long-term investment return from a combination of long-tern capital appreciation and moderate current income.

     New England Growth Opportunities Fund seeks opportunities for long-term growth of capital and income.

     New England International Equity Fund seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

     New England Star Advisers Fund seeks long-term of capital.

Bond Funds:

     New England Government Securities Fund seeks a high level of current income consistent with safety of principal by investing in U.S. Government securities and engaging in transactions involving related options, futures an options on futures.

     New England Limited Term U.S. Government Fund seeks a high current return consistent with preservation of capital.

     New England Adjustable Rate U.S. Government Fund seeks a high level of current income consistent with low volatility of principal.

     New England Strategic Income Fund seeks high current income with a secondary objective of capital growth..

     New England Bond Income Fund seeks a high level of current income consistent with what the Fund considers reasonable risk. The Bond Income Fund invests primarily in corporate and U.S. Government bonds.

     New England High Income Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

     New England Tax Exempt Income Fund seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholder's' capital. The Tax Exempt Income Fund invests primarily in debt securities, the interest of which is, in the opinion of the debt issuer's counsel, exempt from federal income tax ("tax exempt bonds"), and may engage in transactions in financial futures contracts and options on futures.

     New England Massachusetts Tax Free Income Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back Bay Advisors, the Fund's investment adviser, believes is consistent with preservation of capital.

     New England Intermediate Term Tax Free Fund of California seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.

     New England Intermediate Term Tax Free Funds of New York seeks as high a level of current income exempt from federal income tax and its state personal income tax and New York City personal income tax as is consistent with preservation of capital.

Money Market Funds:

NEW ENGLAND CASH MANAGEMENT TRUST -

      Money Market Series -- maximum current income consistent with preservation of capital and liquidity.

      U.S. Government Series -- highest current income consistent with preservation of capital and liquidity.

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST -- current income exempt from federal income taxes consistent with preservation of capital and liquidity.

     As of May 1, 1995, the net assets of the funds in New England Funds Trust I totaled over $4.5 billion.

     An exchange constitutes a sale of shares for federal income tax purposes in which the investor may realize a long- or short-term capital gain or loss.

Automatic Exchange Plan (Class A, B  and C Shares)

     As described in the prospectus following the caption "Owning Fund Shares", a shareholder may establish an Automatic Exchange Plan under which shares of a Fund are automatically exchanged each month for shares of the same class of one or more of the other funds in New England Funds Trust I. Registration on all accounts must be identical. The exchanges are made on the 15th of each month or the first business day thereafter if the 15th is not a business day until the account is exhausted or until New England Funds, L.P. is notified in writing to terminate the plan. Exchanges may be made in amounts of $500 or over ($1000 for spousal IRAs). The Service Options Form is available from New England Funds, L.P. or your financial representative to establish an Automatic Exchange Plan.

Portfolio 1,2,3 (Class A, B and C Shares)

     "Portfolio 1,2,3" is an asset diversification program that allows shareholders, in a single investment, to allocate their investments equally among certain Funds. Call your investment dealer for information.
_____________________________________________________________________

                              REDEMPTIONS
_____________________________________________________________________

     The procedures for redemption of shares of a Fund are summarized in the prospectus. As described in the prospectus, a contingent deferred sales charge ("CDSC") may be imposed on certain purchases of Class A shares and on purchases of Class B shares. For purposes of the CDSC, an exchange of shares from one Fund to another series of the Trusts is not considered a redemption or a purchase. For federal tax purposes, however, such an exchange is considered a redemption and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. In determining whether a contingent deferred sales charge is applicable to a redemption of Class B shares, the calculation will be determined in the manner that results in the lowest rate being charged. Therefore, it will be assumed that the redemption is first of any Class A shares in the shareholder's Fund account, second of shares held for over five years, third of shares issued in connection with dividend reinvestment and fourth of shares held longest during the five-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted from the redemption, not the amount remaining in the account.

     To illustrate, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares under dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to the CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in the net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3% (the applicable rate in the second year after purchase).

     Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution", as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

     If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free (800) 225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the New York Stock Exchange. Requests made after that time or on a day when the New York Stock Exchange is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.

     In order to redeem shares by telephone, a shareholder must either select this service when completing the Trust application or must do so subsequently on the Service Options Form, available from your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System.

     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which New England Funds Trust I or New England Funds Trust II have not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

     A Fund will normally redeem shares for cash; however, a Fund reserves the right to pay the redemption price wholly or partly in kind if the relevant board of trustees determines it to be advisable and in the interest of the remaining shareholders of that Fund. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of New England Funds Trust I or New England Funds Trust II at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Distributor), although they reserve the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See also "Income Dividends, Capital Gain Distributions and Tax Status," below.

Reinstatement Privilege (Class A shares only)

     The prospectuses describe redeeming shareholders' reinstatement privileges for Class A shares. Written notice and the investment check from persons wishing to exercise this reinstatement privilege must be received by your investment dealer within 120 days after the date of the redemption. The reinstatement or exchange will be made at net asset value next determined after receipt of the notice and the investment check and will be limited to the amount of the redemption proceeds or to the nearest full share if fractional shares are not purchased.

     Even though an account is reinstated, the redemption will constitute a sale for federal income tax purposes. Investors who reinstate their accounts by purchasing shares of funds in New England Funds Trust I should consult with their tax advisers with respect to the effect of the "wash sale" rule if a loss is realized at the time of the redemption.
_____________________________________________________________________

                     STANDARD PERFORMANCE MEASURES
_____________________________________________________________________

Calculations of Yield

     Each Fund (except the Growth, Value, Growth Opportunities, Star Advisers, International Equity and Capital Growth Funds) may advertise the yield of its Class A, Class B, Class C and Class Y shares. Yield for each class will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share of the relevant class (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. Each Fund's yield will vary from time to time depending upon market conditions, the composition of its portfolio and operating expenses of the Trust allocated to each Fund. These factors, possible differences in the methods used in calculating yield and the tax exempt status of distributions should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund. Yields do not take into account any applicable sales charges or CDSC. Yield may be stated with or without giving effect to any expense limitations in effect for a Fund.

     The Tax Exempt Income Fund, Massachusetts Tax Free Income Fund and the California and New York Funds each may also advertise a tax equivalent yield, calculated as described above except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax exempt income of the Fund divided by the difference between 1 and the effective federal (or combined federal and state) income tax rate for taxpayers in that tax bracket.

     At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

     Calculation of Total Return. Total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. The formula for total return used by the Funds is prescribed by the Securities and Exchange Commission and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund.


Performance Comparisons

     Yield and Total Return.    Yields and total returns will
generally be higher for Class A shares than for Class B shares of the same Fund, because of the higher levels of expenses borne by the Class B shares. Because of its lower operating expenses, Class Y shares of each Fund can be expected to achieve a higher yield and total return than the same Fund's Class A, B and C shares. The Funds may from time to time include their yield and total return in advertisements or in information furnished to present or prospective shareholders. The Funds may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having similar investment objectives.

     Total return may also be used to compare the performance of the Fund against certain widely acknowledged standards or indices for stock and bond market performance or against the U.S. Bureau of Labor Statistics' Consumer Price Index.

     The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

     The Salomon Brothers World Government Bond Index includes a broad range of institutionally-traded fixed-rate government securities issued by the national governments of the nine countries whose securities are most actively traded. The index generally excludes floating- or variable-rate bonds, securities aimed principally at non-institutional investors (such as U.S. Savings Bonds) and private-placement type securities.

     The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

     The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rated agency.

     The Lehman Brothers Municipal Bond Index is a composite measure of the total return performance of the municipal bond market. This index is computed from prices on approximate 1800 bonds.

     The Dow Jones Industrial Average is a market value-weighted and unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange.

     The Merrill Lynch High Yield Index includes over 750 issues and represents public debt greater than $10 million (original issuance rated BBB/BB and below), and the First Boston High Yield Index includes over 350 issues and represents all public debt greater than $100 million (original issuance and rated BBB/BB and below).

     The Salomon Brothers Broad Investment Grade Bond Index is a price composite of a broad range of institutionally based U.S.
Government mortgage-backed and corporate debt securities of investment outstanding of at least $1 million and with a remaining period to maturity of at least one year.

     The Consumer Price Index, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services in major expenditure groups.

     Lipper Analytical Services, Inc. is an independent service that monitors the performance of over 1,300 mutual funds, and calculates total return for the funds grouped by investment objective.

     The Morgan Stanley Capital International Europe, Australia and Far East (Gross Domestic Product) Index (the "EAFE Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE Index according to their relative market value (market price per share times the number of shares outstanding).

     The Morgan Stanley Capital International Europe, Australia and Far East Index (the "EAFE [GDP] Index") is a market-value weighted and unmanaged index of common stocks traded outside the U.S. The stocks in the index are selected with reference to national and industry representation and weighted in the EAFE (GDP) Index according to their relative market values. The relative market value of each country is further weighted with reference to the country's relative gross domestic product.

     The International Equity Fund may compare its performance to the Salomon-Russell Broad Market Index Global X-US and to universes of similarly managed investment pools compiled by Frank Russell Company and Intersec Research Corporation.

     From time to time, the Adjustable Rate Fund advertisements and other materials and communications may cite statistics to reflect the Fund's performance over time, utilizing comparisons to indexes including those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly used indexes include the one-, three-, five-, ten- and 30-year constant maturity Treasury rates, the three-month and 180-day Treasury bill rate, rates on longer-term Treasury certificates, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate (LIBOR), the prime lending rate of one or several banks, or commercial paper rates. Some indexes, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds Index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile.

     The current interest rate on many FNMA ARMs is set by reference to the 11th District Cost of Funds Index published monthly by the Federal Reserve. Since June 1987, the current interest rate on these ARMs, measured on a monthly basis, has been higher than the average yield of taxable money market funds represented by Donoghue's Taxable Money Fund Average and current rates on newly issued one year bank certificates of deposit. The interest rates on other ARMs and the yield on the Adjustable Rate Fund's portfolio may be higher or lower than the interest rates on FNMA ARMs and there is also no assurance that historical yield relationships among different types of investments will continue.

     Advertising and promotional materials may refer to the maturity and duration of the Bond Funds. Maturity refers to the period of time before a bond or other debt instrument becomes due. Duration is a commonly used measure of the price responsiveness of a fixed-income security to an interest rate change (i.e. the change in price one can expect from a given change in yield).

     Articles and releases, developed by the Funds and other parties, about the Funds regarding performance, rankings, statistics and analyses of the individual Funds' and the fund group's asset levels and sales volumes, numbers of shareholders by Fund or in the aggregate for New England Funds, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature, publications and on various computer networks, including, but not limited to, those publications and computer networks listed in Appendix B to this Statement. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including the Funds. References to or reprints of such articles may be used in the Funds' advertising and promotional literature. Such advertising and promotional material may refer to NEIC, its structure, goals and objectives and the advisory subsidiaries of NEIC, including their portfolio management responsibilities, portfolio managers and their categories and background; their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding NEIC, its advisory subsidiaries and their personnel. For additional information about the Funds' advertising and promotional literature, see Appendix C.

     The Funds may enter into arrangements with banks exempted from registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to New England Funds and New England Funds, L.P. as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

     The Funds may use the accumulation charts below in their advertisements to demonstrate the benefits of monthly savings at an 8% and 10% rate of return, respectively.

                   Investments At 8% Rate of Return

        5 yrs.     10         15         20        25        30
$  50    3,698   9,208      17,417     29,647    47,868    75,015
   75   5,548   13,812      26,126     44,471    71,802   112,522
  100   7,396   18,417      34,835     59,295    95,737   150,029
  150  11,095   27,625      52,252     88,942   143,605   225,044
  200  14,793   36,833      69,669    118,589   191,473   300,059
  500  36,983   92,083     174,173    296,474   478,683   750,148

                   Investments At 10% Rate of Return

       5 yrs.      10         15         20         25        30
$  50   3,904    10,328      20,896    38,285      66,895     113,966
   75   5,856    15,491      31,344    57,427     100,342     170,949
  100   7,808    20,655      41,792    76,570     133,789     227,933
  150  11,712    30,983      62,689   114,855     200,684     341,899
  200  15,616    41,310      83,585   153,139     267,578     455,865
  500  39,041   103,276     208,962   382,848     668,945   1,139,663

The Funds' advertising and sales literature may refer to historical, current and prospective economic trends and may include historical and current performance and total returns of investment alternatives to the New England Funds. For example, the Adjustable Rate Fund's advertising and sales literature may include the historical and current performance and total returns of bank certificates of deposits, bank and mutual fund money market accounts and other income investments. Articles, releases, advertising and literature may discuss the range of services offered by New England Funds Trust I, New England Funds Trust II and New England Funds, L.P., as distributor and transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through New England Funds Trust I and New England Funds Trust II and their features and benefits, including the details of the pricing structure.

Advertising and sales literature may also refer to the beta coefficient of the New England Funds. A beta coefficient is a measure of systematic or undiversifiable risk of a stock. A beta coefficient of more than 1 means that the company's stock has shown more volatility than the market index (e.g. Standard & Poor's 500) to which it is being related. If the beta is less than 1, it is less volatile than the market average to which it is being compared. If it equals 1, its risk is the same as the market index. High variability in stock price may indicate greater business risk, instability in operations and low quality of earnings. The beta coefficients of the New England Funds may be compared to the beta coefficients of other funds.

The Funds may enter into arrangements with banks exempted from registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of the bank to New England Funds and New England Funds, L.P. as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.
 _____________________________________________________________________

      INCOME DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAX STATUS
 _____________________________________________________________________

     As described in the Funds' prospectuses, it is the policy of each Fund to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers.

     Income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the particular Fund based upon the net asset value determined as of the close of the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their income dividends or capital gain distributions, or both, in cash.
The election may be made at any time by submitting a written request directly to New England Funds. In order for a change to be in effect for any dividend or distribution, it must be received by New England Funds on or before the record date for such dividend or distribution.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

     Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify, each Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months;
(iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or
related trades and businesses.   To the extent it qualifies for
treatment as a regulated investment company, a Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gains distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Shareholders of each Fund will be subject to federal income taxes on distributions made by the Fund (other than "exempt-interest dividends" paid by the Tax Exempt Income, Massachusetts, New York and California Funds, as described in the relevant prospectuses) whether received in cash or additional shares of the Fund. Distributions by each Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for 12 months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

     Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes.

     The International Equity Fund may be eligible to make and, if eligible, may make an election under Section 853 of the Code so that its shareholders will be able to claim a credit or deduction on their income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries. In the case of tax-exempt shareholders, this credit or deduction may be used to reduce their tax on unrelated business income. The ability for shareholders of the Fund to claim a foreign tax credit is subject to certain limitations imposed by Section 904 of the Code, which in general limit the amount of foreign tax that may be used to reduce a shareholder's U.S. tax liability to that amount of U.S. tax which would be imposed on the amount and type of income in respect of which the foreign tax was paid. A shareholder who for U.S. income tax purposes claims a foreign tax credit in respect of Fund distributions may not claim a deduction for foreign taxes paid by the Fund, regardless of whether the shareholder itemizes deductions. Also, under Section 63 of the Code, no deduction for foreign taxes may be claimed by shareholders who do not itemize deductions on their federal income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from United States taxation by virtue of such shareholder's tax-exempt status and such a shareholder will not be entitled to either a tax credit or a deduction with respect to such income. The Fund will notify shareholders each year of the amount for dividends and distributions and the shareholder's pro rata share of qualified taxes paid by the Fund to foreign countries.

     Each Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     Each Fund may limit its investments in certain "passive foreign investment companies" in order to avoid certain taxes that arise as a result of such investments.

     Redemptions and exchanges of each Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extend the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

     Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

Financial Statements

     The financial statements of New England Funds Trust I and New England Funds Trust II and the related reports of independent accountants included in their annual reports for the year ended
December 31, 1994 are incorporated herein by reference.

                              APPENDIX A
                      DESCRIPTION OF BOND RATINGS


STANDARD & POOR'S CORPORATION

                                  AAA

This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

                                  AA

Bonds rated AA also qualify as high quality debt obligations.
Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

                                   A

Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

                                  BBB

Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

                           BB, B, CCC, CC, C

Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                                  CI

The rating CI is reserved for income bonds on which no interest is being paid.


                                   D

Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-); The ratings from "AA' to "B" may be modified by the addition of a plus or minus sigh to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC.

                                  Aaa
Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                  Aa
Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

                                   A
Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.


                                  Baa
Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, if fact, have speculative characteristics as well.

                                  Ba
Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                                   B
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                                  Caa
Bonds which are rated Caa are of poor standing. Such issues may be in default of there may be present elements of danger with respect to principal or interest.

                                  Ca
Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                                   C
Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1.  An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3. There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is not longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1, and B1.
                           APPENDIX B
         PUBLICATIONS THAT MAY CONTAIN FUND INFORMATION

ABC and affiliates
Adam Smith's Money World
America On Line
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Barron's
Bergen County Record (NJ)
Bloomberg Business News
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
LA Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
Worth Magazine
WRKO

                           APPENDIX C
             ADVERTISING AND PROMOTIONAL LITERATURE


     References may be included in New England Funds' advertising and promotional literature to New England Investment Companies ("NEIC") and its affiliates that perform advisory functions for New England Funds including, but not limited to: Back Bay Advisors, L.P., Loomis, Sayles and Company, L.P., Capital Growth Management, L.P. and Draycott Partners, Ltd.

     References may be included in New England Funds' advertising and promotional literature to NEIC affiliates that do not perform advisory or subadvisory functions for the Funds including, but not limited to, New England Investment Associates, L. P., Westpeak Investment Advisors, L.P., Copley Real Estate Advisors, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management and Reich and Tang Mutual Funds Group.

     References to subadvisers unaffiliated with NEIC that perform subadvisory functions on behalf of New England Funds may be contained in New England Funds' advertising and promotional literature including, but not limited to, Berger Associates, Inc., Janus Capital Corporation and Founders Asset Management, Inc.

     New England Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about the above entities:

[] Specific and general investment emphasis, specialties, competencies, operations and functions

[] Specific and general investment philosophies, strategies, processes and techniques

[] Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services

[] The corporate histories, founding dates and names of founders of the entities

[]  Awards, honors and recognition given to the firms

[] The names of those with ownership interest and the percentage of ownership

[] Current capitalization, levels of profitability and other financial information

[] Identification of portfolio managers, researchers, economists, principals and other staff members and employees

[] The specific credentials of the above individuals, including but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors

[] Specific identification of, and general reference to, current individual, corporate and institutional clients, including pension and profit sharing plans

[]  Current and historical statistics about:

   -total dollar amount of assets managed

   -New England Funds' assets managed in total and by Fund

   -the growth of assets

   -asset types managed

   -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff

   -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or the subadviser

[] Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England
 Funds, including but not limited to, Star Advisers Fund
 Managers Rodney L. Linafelter of Berger Associates, Inc., and Berger Funds, who also serves as portfolio manager of the Berger 100 Fund; Warren B. Lammert of Janus Capital Corporation and Janus Funds, who also serves as portfolio manager of the Janus Mercury Fund; Edward F. Keely of Founders Asset
 Management, Inc., and Founders Funds who also serves as portfolio manager of Founders Growth Fund, and Barbara C. Friedman and Jeffrey C. Petherick of the Loomis, Sayles & Company, L.P. and Loomis Sayles Funds, who also serve as portfolio managers of the Loomis Sayles Small Cap Fund.
 Specific and general references may be made to the Loomis
 Sayles Funds, the Loomis Sayles Bond Fund and Daniel Fuss who serves as portfolio manager of the New England Strategic Income Fund and the Loomis Sayles Bond Fund. Any such references will indicate that New England Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses.

     In addition, communications and materials developed by New
England Funds will make reference to the following information about NEIC and its affiliates:

     NEIC is the seventh largest publicly traded manager in the U.S. listed on the New York Stock Exchange. NEIC maintains over
$60 billion in assets under management. Clients serviced by NEIC and its affiliates, besides New England Funds, are wealthy individuals, major corporations and large institutions.

     Back Bay Advisors, L.P. employs a conservative style of management emphasizing short and intermediate term securities to reduce volatility, adds value through careful continuous credit analysis and has expertise in government, corporate and tax-free municipal bonds and equity securities. Among its clients are Boston City Retirement System, Public Service Electric and Gas of New Jersey, Petrolite Corp. and General Mills.

     Draycott Partners, Ltd. specializes in international stocks and tracks key world markets and economic trends from offices in London and Boston. Its investment approach is based on concentration on "blue chip" companies in stable, growing economies and is guided by independent, non-consensus thinking. It monitors country weightings with strict attention to risk control to promote long-term returns.

     Capital Growth Management, L.P. seeks to deliver exceptional growth for its clients through the selection of stocks with the potential to outperform the market and grow at a faster rate than the U.S. economy. Among its approaches are pursuit of growth 50% above the Standard & Poor's Index of 500 Common Stocks, prompt responses to changes in the market or economy and aggressive, highly concentrated portfolios.

     Loomis, Sayles & Company, L.P. is one of the oldest and largest investment firms in the U.S. and has provided investment counseling to individuals and institutions since 1926. Characteristic of Loomis Sayles is that it has one of the largest staffs of research analysts in the industry, practices strict buy and sell disciplines and focuses on sound value in stock and bond selection. Among its clients are large corporations such as Chrysler, Mobil Oil and Revlon.

     Westpeak Investment Advisors, L.P. ("Westpeak") employs proprietary research and a disciplined stock selection process that seeks rigorously to control unnecessary risk. Its investment process is designed to evaluate when value and growth styles - two primary approaches to stock investing - hold potential for reward. Over seventy fundamental attributes are continuously analyzed by Westpeak's experienced analysts and sophisticated computer systems. The results are assessed against Wall Street's consensus thinking, in pursuit of returns in excess of appropriate benchmarks. The value/growth strategy is a unique blend of investment styles, seeking opportunities for increased return with reduced risk. Among the keys to Westpeak's investment process are continuous review of timely, accurate data on over 3600 companies, analysis of dozens of factors for excess return potential and identification of overvalued and undervalued stocks.

     References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans.
The information may include, but is not limited to:

[] Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information and industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

[] Specific and general reference to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.

  Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including but not limited to, statistics, detailed explanations or broad summaries of:

   -past, present and prospective tax regulation, IRS requirements and rules, including, but not limited to reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, DOL rules and standards and other regulation. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans

   -information about the history, status and future trends of Social Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs

   -current and prospective ERISA regulation and requirements.

[] Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the New England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

   -increased employee retention

   -reinforcement or creation of morale

   -deductibility of contributions for participants

   -deductibility of expenses for employers

   -tax deferred growth, including illustrations and charts

   -loan features and exchanges among accounts

   -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

[] Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including but not limited to:

   -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena

   -broad choice of investment options and competitive fees

   -plan sponsor and participant statements and notices

   -the plan prototype, summary descriptions and board resolutions

   -plan design and customized proposals

   -trusteeship, record keeping and administration

   -the services of State Street Bank, including but not limited to, trustee services and tax reporting

   -the services of DST and BFDS, including but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements

   -the services of Trust Consultants Inc. (TCI), including but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.

[] Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

   -access to expertise on investments

   -assistance in interpreting past, present and future market trends and economic events

   -providing information to clients including participants during enrollment and on an ongoing basis after participation

   -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                    NEW ENGLAND FUNDS TRUST I

PART C.   OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

(a) Per share income and capital changes for all series of the Trust are included in the prospectuses incorporated by reference in Part A hereof. The following financial statements are incorporated in Part B herein by reference to the annual reports of New England Funds Trust I Stock Funds and Bond Funds dated December 31, 1994:

     (1)   New England Balanced Fund
            (i)   Portfolio Composition
           (ii)   Statement of Assets & Liabilities
          (iii)   Statement of Operations
          (iv)    Statement of Changes in Net Assets
           (v)    Per Share Data and Ratios

     (2)   New England Growth Fund
            (i)   Portfolio Composition
           (ii)   Statement of Assets & Liabilities
          (iii)   Statement of Operations
          (iv)    Statement of Changes in Net Assets
           (v)    Per Share Data and Ratios

     (3)   New England Value Fund
            (i)   Portfolio Composition
           (ii)   Statement of Assets & Liabilities
          (iii)   Statement of Operations
          (iv)    Statement of Changes in Net Assets
           (v)    Per Share Data and Ratios

     (4)   New England Star Advisers Fund
            (i)   Portfolio Composition
           (ii)   Statement of Assets & Liabilities
          (iii)   Statement of Operations
          (iv)    Statement of Changes in Net Assets
           (v)    Per Share Data and Ratios

     (5)   New England International Equity Fund
            (i)   Portfolio Composition
           (ii)   Statement of Assets & Liabilities
          (iii)   Statement of Operations
          (iv)    Statement of Changes in Net Assets
           (v)    Per Share Data and Ratios

     (6)   New England Capital Growth Fund
            (i)   Portfolio Composition
           (ii)   Statement of Assets & Liabilities
          (iii)   Statement of Operations
          (iv)    Statement of Changes in Net Assets
           (v)    Per Share Data and Ratios

     (7)   New England Bond Income Fund
            (i)   Portfolio Composition
           (ii)   Statement of Assets & Liabilities
          (iii)   Statement of Operations
          (iv)    Statement of Changes in Net Assets
           (v)    Per Share Data and Ratios

     (8)   New England Tax Exempt Income Fund
            (i)   Portfolio Composition
           (ii)   Statement of Assets & Liabilities
          (iii)   Statement of Operations
          (iv)    Statement of Changes in Net Assets
           (v)    Per Share Data and Ratios

     (9)   New England Government Securities Fund
            (i)   Portfolio Composition
           (ii)   Statement of Assets & Liabilities
          (iii)   Statement of Operations
          (iv)    Statement of Changes in Net Assets
           (v)    Per Share Data and Ratios

     (10)  New England Global Government Fund
            (i)   Portfolio Composition
           (ii)   Statement of Assets & Liabilities
          (iii)   Statement of Operations
          (iv)    Statement of Changes in Net Assets
           (v)    Per Share Data and Ratios

(b)  Exhibits:

     1.(a) Amended and Restated Declaration of Trust is incorporated herein by reference to the Registration
          Statement on Form N-1A (File No. 2-98326) filed on
          April 1, 1992.

        (b)     Amendments No. 3 and 4 to Amended and Restated
          Declaration of Trust are incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-98326) filed on December 22, 1993.

        (c)     Amendment No. 5 to Amended and Restated
          Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 22 to
          Registration Statement on Form N-1A (File No. 2-98326) filed on April 18, 1994.

        (d)     Amendment No. 6 to Amended and Restated
          Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 24 to
          Registration Statement on Form N-1A (File No. 2-98326) filed June 20, 1994.

        (e)     Form of Amendment No. 7 to Amended and Restated
          Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 25 to
          Registration Statement on Form N-1A (File No. 2-98326) filed February 15, 1995.

     2.(a) Bylaws of the Trust are incorporated herein by reference to the Registration Statement on Form N-1A
          (File No. 2-98326) filed on June 11, 1985.

        (b)         Amendment to the Bylaws is incorporated
          herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 2-
          98326) filed February 15, 1995.

     3.   None.

     4. Form of share certificate for series of New England Funds Trust I is incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A (File No. 2-98326) filed on April 21, 1994.

     5.(a) The following are incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 2-98326) filed on November 7, 1986: (i) Form of Advisory Agreement between the Registrant, on behalf of its New England Value Fund, and Loomis Sayles & Company, L.P. ("Loomis Sayles"); (ii) Form of Advisory Agreement between the Registrant, on behalf of its New England Balanced Fund (formerly New England Equity Income Fund), and Loomis Sayles; (iii) Form of Advisory Agreement between the Registrant, on behalf of its New England Bond Income Fund, and Back Bay Advisors, L.P. ("Back Bay Advisors"); (iv) Form of Advisory Agreement between the Registrant, on behalf of its New England Government Securities Fund, and Back Bay Advisors; (v) Form of Advisory Agreement between the Registrant, on behalf of its New England Tax Exempt Income Fund, and Back Bay Advisors;

        (b) Form of Advisory Agreement between the Registrant, on behalf of its New England Global Government Fund, and Back Bay Advisors and UBS Phillips & Drew International Investment Limited ("UBS Phillips & Drew") is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-98326) filed on April 13, 1988.

        (c) The Advisory Agreement among the Registrant, on behalf of its New England International Equity Fund, Draycott Partners, Ltd. and Back Bay Advisors is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 2-98326) filed on January 10, 1992.

        (d) Form of Amendment to Advisory Agreement between the Registrant, on behalf of its New England Global Government Fund, and Back Bay Advisors is filed herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 2-98326) filed on June 25, 1993.

        (e) Form of Advisory Agreement between the Registrant, on behalf of its New England Growth Fund, and Capital Growth Management Limited Partnership ("CGM") is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-98326) filed on December 22, 1993.

        (f) Form of Advisory Agreement between the Registrant, on behalf of its New England Star Advisers Fund, and New England Investment Companies, L.P. is incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-98326) filed on June 20, 1994.

        (g) Form of Sub-Advisory Agreement for New England Star Advisers Fund between New England Investment Companies, L.P. and Loomis, Sayles & Company, L.P. is incorporate herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-98326) filed on June 20, 1994.

        (h) Form of Sub-Advisory Agreement for New England Star Advisers between New England Investment Companies, L.P. and Berger Associates, Inc. is incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 2-98326) filed February 15, 1995.

        (i) Form of Sub-Advisory Agreement for New England Star Advisers Fund between New England Investment Companies, L.P. and Founders Asset Management, Inc. is incorporate herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-98326) filed on June 20, 1994.

        (j) Form of Sub-Advisory Agreement for New England Star Advisers Fund between New England Investment Companies, L.P. and Janus Capital Corporation is incorporate herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-98326) filed on June 20, 1994.

        (k) Form of Advisory Agreement between the Registrant, on behalf of its New England Strategic Income Fund, and New England Funds Management, L.P. is incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 2-98326) filed February 15, 1995.

        (l) Form of Sub-Advisory Agreement for New England Strategic Income Fund between New England Funds Management, L.P. and Loomis Sayles is incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 2-98326) filed February 15, 1995.

     6.(a)     Form of Distribution Agreement between the
          Registrant, on behalf of each of its series, except New England International Equity Fund, New England Capital Growth Fund and New England Star Advisers Fund and New England Funds, L.P. is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A (File No. 2-98326) filed on May 1, 1991.

        (b) The Distribution Agreement between the Registrant, on behalf of its New England International Equity Fund, and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 2-98326) filed on January 10, 1992.

        (c) Form of Distribution Agreement between the Registrant, on behalf of its New England Capital Growth Fund, and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 2-98326) filed on May 5, 1992.

        (d) Form of Distribution Agreement between the Registrant, on behalf of its New England Star Advisers Fund, and New England Funds, L.P. is incorporate herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-98326) filed on June 20, 1994.

        (e)    Form of Distribution Agreement between the
          Registrant, on behalf of its New England Strategic
          Income Fund, and New England Funds, L.P. is incorporated herein by reference to Post-Effective
          Amendment No. 25 to Registration Statement on Form N-1A
          (File No. 2-98326) filed February 15, 1995.

     7.   None.

     8.(a)     Form of Custodian Contract dated April 13, 1988
          between the Registrant, on behalf of its New England Global Government Fund, and State Street Bank and Trust Company ("State Street"), including form of subcustodian agreement, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-98326) filed on April 13, 1988.

        (b) Amendment No. 1 to Custodian Contract dated April 12, 1988 between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 2-98326) filed on January 10, 1992.

        (c) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to the New England International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration
          Statement on Form N-1A (File No. 2-98326) filed on
          April 1, 1992.

        (d) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to the New England Capital Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 2-98326) filed on May 15, 1992.

        (e) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to the New England Star Advisers Fund is incorporate herein by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File No. 2-98326) filed on June 20, 1994.

        (f) Form of Letter Agreement between the Registrant and State Street relating to the applicability of the Custodian Contract to the New England Strategic Income Fund is incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 2-98326) filed February 15, 1995.

     9.(a) Transfer Agency Agreement between the Registrant and
          State Street is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 2-98326) filed on November 7, 1986.

          (b)     Form of Service Agreement between New England
          Securities Corporation and Back Bay Advisors is incorporated herein by reference to Post-Effective
          Amendment No. 3 to the Registration Statement on Form N-1A (File No. 2-98326) filed on November 7, 1986.

        (c)       Form of Service Agreement between New England
          Securities Corporation and Loomis Sayles is incorporated herein by reference to Post-Effective
          Amendment No. 3 to the Registration Statement on Form N-1A (File No. 2-98326) filed on November 7, 1986.

        (d)          Form of Service Agreement between New
          England Securities Corporation and CGM is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A (File No. 2-
          98326) filed on May 1, 1990.

        (e) Form of Service Agreement among New England Securities Corporation, Back Bay Advisors and UBS Phillips & Drew relating to the Registrant's New England Global Government Fund is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A (File No. 2-98326) filed on February 3, 1988.

        (f) Form of Administrative Agreement between New England Securities Corporation and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 2-98326) filed on November 7, 1986.

        (g) Form of Administrative Services Agreement between the Registrant, on behalf of its New England International Equity Fund, and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 2-98326) filed February 15, 1995.

        (h)          Organizational Expense Reimbursement
          Agreement between the Registrant and New England Mutual
          Life Insurance Company is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-98326) filed on September 11, 1985.

        (i) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England Global Government Series, and New England
          Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-98326) filed on April 13,
          1988.

        (j) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England International Equity Series and New England Funds, L.P. is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 2-98326) filed on April 1, 1992.

        (k) Organizational Expense Reimbursement Agreement between the Registrant, on behalf of its New England Capital Growth Series, is incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (File No. 2-98326) filed on August 19, 1992.

        (l) Powers of attorney for Trustees of the Registrant are filed herein.

        (m) Transfer Agency Agreement between the Registrant and New England Funds, L.P. (formerly TNE Investment
          Services Corporation) is incorporated herein by reference to Post-Effective Amendment No. 25 to
          Registration Statement on Form N-1A (File No. 2-98326) filed February 15, 1995.

     10.(a)    Opinion and consent of counsel relating to the
          Registrant's New England Growth Fund, New England
          Equity Income Fund, New England Value Fund, New England Bond Income Fund and New England Tax Exempt Income Fund is incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File No. 2-98326) filed on November 7, 1986.

        (b) Opinion and consent of counsel relating to New England Government Securities Fund is incorporated herein by reference to Exhibit No. 10 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-98326) filed on September 11, 1985.

        (c) Opinion and consent of counsel relating to the Registrant's New England Global Government Fund is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File No. 2-98326) filed on April 13, 1988.

        (d) Opinion and consent of counsel relating to the Registrant's New England International Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (File No. 2-98326) filed on October 20, 1992.

        (e) Opinion and consent of counsel relating to the Registrant's issuance of multiple classes of shares is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-98326) filed on December 22, 1993.

        (f) Opinion and consent of counsel relating to the Registrant's New England Capital Growth Fund is incorporate herein by reference to Post-Effective
          Amendment No. 24 to the Registration Statement on Form
          N-1A (File No. 2-98326) filed on June 20, 1994.

        (g) Opinion and consent of counsel relating to the Registrant's New England Star Advisers Fund is incorporate herein by reference to Post-Effective
          Amendment No. 24 to the Registration Statement on Form
          N-1A (File No. 2-98326) filed on June 20, 1994.

        (h) Opinion and consent of counsel relating to the Registrant's New England Strategic Income Fund will be filed by amendment.

     11.  None.

     12.  None.

     13. Investment Letter of New England Securities Corporation is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-98326) filed on September 11, 1985.

     14. The following are incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of NEL Growth Fund, Inc. (File No. 2-28971) filed on December 22, 1983: (i) NEL Equity Services Corporation Tax Sheltered Mutual Fund Plan; (ii) HR-10 New England Life Defined Contribution Prototype Retirement Plan for the Self-Employed; and
          (iii) NEL Funds Prototype Individual Retirement Account
          Plan.

     15.(a)         Rule 12b-1 Plans relating to the Class A
          shares of New England Balanced Fund, New England Growth Fund, New England Value Fund, New England International Equity Fund, New England Capital Growth Fund, New England Bond Income Fund, New England Tax Exempt Income Fund, New England Government Securities Fund and New England Global Government Fund are incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 2-98326) filed on June 25, 1993.

        (b) Rule 12b-1 Plans relating to the Class B shares of New England Balanced Fund, New England Value Fund, New England International Equity Fund, New England Capital Growth Fund, New England Bond Income Fund, New England Government Securities Fund and New England Global Government Fund are incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A (File No. 2-98326) filed on December 22, 1993.

        (c)         Form of Rule 12b-1 Plan relating to the Class
          A shares of New England Star Advisers Fund is incorporate herein by reference to Post-Effective
          Amendment No. 24 to the Registration Statement on Form
          N-1A (File No. 2-98326) filed on June 20, 1994.

        (d)         Form of Rule 12b-1 Plan relating to the Class
          B shares of New England Star Advisers Fund is incorporate herein by reference to Post-Effective
          Amendment No. 24 to the Registration Statement on Form
          N-1A (File No. 2-98326) filed on June 20, 1994.

        (e)         Form of Rule 12b-1 Plan relating to the Class
          C shares of New England Star Advisers Fund is incorporate herein by reference to Post-Effective
          Amendment No. 24 to the Registration Statement on Form
          N-1A (File No. 2-98326) filed on June 20, 1994.

        (f) Rule 12b-1 Plans relating to the Class C shares of the New England International Equity Fund, New England Value Fund, New England Balanced Fund, New England Capital Growth Fund and New England Bond Income Fund are incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A (File No. 2-98326) filed February 15, 1995.

        (g)         Form of Rule 12b-1 Plan relating to the Class
          A shares of New England Strategic Income Fund is incorporated herein by reference to Post-Effective
          Amendment No. 25 to Registration Statement on Form N-1A
          (File No. 2-98326) filed February 15, 1995.

        (h)         Form of Rule 12b-1 Plan relating to the Class
          B shares of New England Strategic Income Fund is incorporated herein by reference to Post-Effective
          Amendment No. 25 to Registration Statement on Form N-1A
          (File No. 2-98326) filed February 15, 1995.

        (i)         Form of Rule 12b-1 Plan relating to the Class
          C shares of New England Strategic Income Fund is incorporated herein by reference to Post-Effective
          Amendment No. 25 to Registration Statement on Form N-1A
          (File No. 2-98326) filed February 15, 1995.

     16. Schedule for computation of performance quotations is incorporated herein by reference to Post-Effective
          Amendment No. 9 to the Registration Statement on Form N-1A (File No. 2-98326) filed on May 1, 1989.

     18. The semiannual report of New England Strategic Income Fund dated June 30, 1995 (File No. 811-242) was filed pursuant to Rule 30b2-1 on September 12, 1995 and is incorporated herein by reference.

Item 25.  Persons Controlled by or Under Common Control with the Registrant

None.

Item 26.  Number of Holders of Securities

The following table sets forth the number of record holders of each class of securities of the Trust as of September 30, 1995.


        Title of Class                  Number of Record Holders
                                 Class A    Class B   Class C  Class Y
Shares of Beneficial Interest
New England Growth Fund           82,079     --0--     --0--    --0--
No Par Value

Shares of Beneficial Interest
New England Value Fund            15,140     3,363     --0--    --0--
No Par Value

Shares of Beneficial Interest
New England Balanced Fund         13,892     4,488      69        6
No Par Value

Shares of Beneficial Interest
New England Bond Income Fund      12,346     2,121      50        6
No Par Value

Shares of Beneficial Interest
New England Government            10,075      379      --0--      2
Securities Fund
No Par Value

Shares of Beneficial Interest
New England Tax Exempt Income     5,998       500      --0--    --0--
Fund
No Par Value

Shares of Beneficial Interest
New England Star Advisers Fund    17,193    19,150     2,533       5
No Par Value

Shares of Beneficial Interest
New England International         13,865     7,580      114       11
Equity Fund
No Par Value

Shares of Beneficial Interest
New England Capital Growth Fund   11,644     3,633      33       --0--
No Par Value

Shares of Beneficial Interest
New England Strategic Income      1,375      1,537      499      --0--
Fund
No Par Value

Item 27.  Indemnification

Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 2-98326) filed on September 11, 1985.

Item 28.  Business and Other Connections of Investment Adviser

(a) Draycott Partners, Ltd. ("Draycott"), the adviser of New England International Equity Fund, provides investment advice to three separate accounts of New England Mutual Life Insurance Company ("The New England"), the indirect parent corporation of Draycott. The three separate accounts are the International Equity Separate Account, the European Equity Separate Account and the Pacific Rim Equity Separate Account. Interests in such separate accounts are offered to U.S. tax-qualified pension and profit-sharing plans by means of group annuity contracts issued by NEMLICO. Draycott's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

 Name and Office with     Name and Address of         Nature of
       Draycott           Other Affiliations          Connection

Nicholas D.P. Carn,    CIGNA International        Managing Director,
Director, Chief        Investment Advisors,       International
Executive Officer,     Ltd.*                      Equities Group
President, Chief       16 Finsbury Circus
Investment Officer and London EC2Y 1HE
Principal


Sherry A. Umberfield,  New England Investment     Executive Vice
Director               Companies, L.P.            President
                       501 Boylston Street
                       Boston, MA  02117

                       NEF Corporation            Director
                       399 Boylston Street
                       Boston, MA 02116

                       New England Investment     Executive Vice
                       Companies, Inc.            President
                       399 Boylston Street
                       Boston, MA 02116

Robert G. Barrett,     Cassa Di Risparmio*        Assistant General
Chief Financial        Delle Provincie            Manager
Officer, Treasurer,    Lombarde (Cariplo)
Vice President,        6 Lombard Street
Principal, Compliance  London EC3V 9AA
Officer and Assistant
Secretary

Timothy S. Griffen,    CIGNA International*       Vice President
Senior Portfolio       Investment Advisors,
Manager and Principal  Ltd.
                       Tokyo, Japan

Edward N. Wadsworth,   New England Investment     Executive Vice
General Counsel, Clerk Companies, L.P.            President, Clerk,
and Secretary          501 Boylston Street        Secretary and
                       Boston, MA  02117          General Counsel

                       Marlborough Capital        Assistant Clerk
                       Advisors, Inc.
                       399 Boylston Street
                       Boston, MA  02116

                       New England Investment     Secretary
                       Associates, Inc.
                       399 Boylston Street
                       Boston, MA  02116

                       Westpeak Investment        Clerk, Secretary
                       Advisors, L.P.             and Chief Legal
                       1050 Walnut Street,        Officer
                       Suite 300
                       Boulder, CO  80302

Peter Hanson,          Back Bay Advisors, L.P.    Secretary and
Assistant Clerk and    399 Boylston Street        Clerk
Assistant Secretary    Boston, MA  02116

                       NEIC                       Counsel, Senior
                       399 Boylston Street        Vice President,
                       Boston, MA 02116           Assistant Clerk
                                                  and Assistant
                                                  Secretary

(b) Loomis, Sayles & Company, L.P. ("Loomis Sayles"), the adviser of the Registrant's New England Value Fund, New England Balanced Fund and New England Capital Growth Fund and subadviser to New England Strategic Income Fund and New England Star Advisers Fund (Loomis Sayles' portion), provides investment advice to a number of other registered investment companies and to other organizations and individuals.

     Such adviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature:

 Name and Office with     Name and Address of         Nature of
    Loomis Sayles         Other Affiliations          Connection

Loomis Sayles, Inc.    None                       None
General Partner

Robert J. Blanding,    None                       None
President and Chief
Executive Officer

Daniel J. Fuss,        None                       None
Executive Vice
President, Managing
Partner, Director

Jeffrey L. Meade,      None                       None
Executive Vice
President and Chief
Operating Officer

Charles J. Finlayson,  None                       None
Vice President,
General Counsel,
Secretary and Clerk

Meri Anne Beck,        None                       None
Vice President

Mary C. Champagne,     None                       None
Vice President

Richard W. Hurkes,     None                       None
Vice President

Scott A. Pape,         None                       None
Vice President

Douglas D. Ramos,      None                       None
Vice President

Carol C. McMurtie,     None                       None
Vice President,
Director and Managing
Partner

Tricia H. Mills,       None                       None
Vice President

Jeffery C. Petherick,  None                       None
Vice President

(c) Capital Growth Management Limited Partnership, the adviser of the New England Growth Fund, provides investment advice to a number of other registered investment companies and to other organizations and individuals.

 Name and Office with     Name and Address of         Nature of
         CGM              Other Affiliations          Connection

Kenbob, Inc.           None                       None
General Partner

(d) Back Bay Advisors, L.P. ("Back Bay Advisors"), the adviser of the New England Bond Income Fund, New England Government Securities Fund, New England Tax Exempt Income Fund and the New England Global Government Fund, is indirectly owned by The New England.

     Back Bay Advisors serves as investment adviser to a number of other registered investment companies. Back Bay Advisors serves as a sub-adviser to New England International Equity Fund. Back Bay Advisors' directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

 Name and Office with     Name and Address of         Nature of
  Back Bay Advisors       Other Affiliations          Connection

Back Bay Advisors,     None                       None
Inc.
General Partner

Charles T. Wallis,     NEF Corporation            Director
President and Chief    399 Boylston Street
Executive Officer      Boston, MA  02116

                       Back Bay Advisors, Inc.    President, CEO and
                       399 Boylston Street        Director
                       Boston, MA 02116

Charles G. Glueck,     None                       None
Senior Vice President

Scott A. Millimet,     Chicago Board of Trade*    Senior Vice
Executive Vice         141 West Jackson           President and
President              Boulevard                  Manager of
                       Chicago, IL 60604          Carroll, McEntee &
                                                  McGinley


Edgar M. Reed,         Aetna Capital              Head of Fixed
Executive Vice         Management*                Income Management
President and Chief    151 Farmington Avenue      Group
Investment Officer     Hartford, CT 06156

J. Scott Nicholson,    None                       None
Senior Vice President

Catherine Bunting,     None                       None
Senior Vice President

Kimberly J. Forsyth,   Legg Mason,                Senior Vice
Senior Vice President  Incorporated*              President and
                       7 East Redwood Street      Director of Tax-
                       Baltimore, MD 21202        Exempt Credit
                                                  Research

                       Via International          Independent
                       City/County                Consultant to
                       Management Association*    Bulgaria
                       777 North Capital
                       Street, NE
                       Washington, DC 20002

Nathan R. Wentworth,   None                       None
Vice President

Paul Zamagni,          None                       None
Vice President and
Treasurer

Peter Palfrey,         MONY Capital Management*   Investment Vice
Vice President         1740 Broadway              President
                       New York, NY 10019

Harold B. Bjornson,    None                       None
Vice President

Peter Hanson,          Draycott Partners, Ltd.    Assistant
Secretary and Clerk    8 City Road                Secretary and
                       London, England EC2Y 1HE   Assistant Clerk

                       NEIC                       Counsel and Senior
                       399 Boylston Street        Vice President,
                       Boston, MA 02116           Assistant
                                                  Secretary and
                                                  Assistant Clerk

(e) New England Investment Companies, L.P. ("NEIC") is a major investment manager that, directly or through its subsidiaries, offers a broad array of investment management products and styles across a wide range of asset categories to institutions (including more than 50 mutual funds) and individuals.

     Such adviser's directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk). In certain cases, officers of NEIC hold the same office with NEIC's general partner.

 Name and Office with     Name and Address of         Nature of
         NEIC             Other Affiliations          Connection

New England Investment None                       None
Companies, Inc.,
General Partner

Peter S. Voss,         Back Bay Advisors, Inc.    Chairman of the
President and Chief    399 Boylston Street        Board, Director
Executive Officer      Boston, MA  02116

                       NEF Corporation            Director
                       399 Boylston Street
                       Boston, MA 02116

                       New England Mutual Life    Director
                       Insurance Company
                       501 Boylston Street
                       Boston, MA 02116

                       New England Investment     President, CEO and
                       Companies, Inc.            Director
                       399 Boylston Street
                       Boston, MA 02116

William Berkowitz,     Reich & Tang, Inc.*        Executive Vice
Executive Vice         100 Park Avenue            President and
President              New York, NY               Director

G. Neal Ryland,        None                       None
Executive Vice
President, Treasurer
and Chief Financial
Officer

Sherry A. Umberfield,  New England Investment     Director
Executive Vice         Associates, Inc.
President              399 Boylston Street
                       Boston, MA 02116

                       Draycott Partners, Ltd.    Director
                       8 City Road
                       London, England EC2Y 1HE

                       NEF Corporation            Director
                       399 Boylston Street
                       Boston, MA 02116


Edward N. Wadsworth,   Marlborough Capital        Assistant Clerk
Executive Vice         Advisors, Inc.
President, General     399 Boylston Street
Counsel, Secretary and Boston, MA  02116
Clerk

                       New England Investment     Secretary
                       Associates, Inc.
                       399 Boylston Street
                       Boston, MA  02116

                       Westpeak Investment        Clerk, Secretary
                       Advisors, L.P.             and Chief Legal
                       1050 Walnut Street,        Officer
                       Suite 300
                       Boulder, CO  80302

                       Draycott Partners, Ltd.    General Counsel,
                       8 City Road                Clerk and
                       London, England EC2Y 1HE   Secretary

Beverly M. Bearden,    None                       None
Senior Vice President

Laurence J. Dwyer,     Federal Home Loan          Manager/Public
Senior Vice President  Mortgage Corp.*            Relations

Peter D. Hanson,       Back Bay Advisors, L.P.    Secretary and
Senior Vice President, 399 Boylston Street        Clerk
Counsel, Assistant     Boston, MA 02116
Clerk and Assistant
Secretary

                       Draycott Partners, Ltd.    Assistant
                       8 City Road                Secretary and
                       London, England EC2Y 1HE   Assistant Clerk

William H. Morton,     None                       None
Senior Vice President,
Controller and
Assistant Treasurer

Lorraine C. Hysler,    Reich & Tang, Inc.*        Secretary
Assistant Clerk and    100 Park Avenue
Assistant Secretary    New York, NY

Richard De Sanctis,    Reich & Tang, Inc.*        Controller
Assistant Treasurer    100 Park Avenue
                       New York, NY

(f) Berger Associates, Inc. ("Berger"), serves as investment adviser to mutual funds, pension and profit sharing plans and other institutional and private investors. Berger's' directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

 Name and Office with     Name and Address of         Nature of
        Berger            Other Affiliations          Connection

William M. B. Berger,  None                       None
Director

Rodney L. Linafelter,  None                       None
Vice President and
Director

William R. Keithler,   INVESCO Trust Company*     Senior Vice
Vice President         7800 East Union Ave;       President
                       Suite 800
                       Denver, CO 80237

Kevin R. Fay,          None                       None
Vice President,
Secretary and
Treasurer

Brian S. Ferrie,       United Services            Compliance Officer
Compliance Officer     Advisors, Inc.*
                       7900 Callaghan Road
                       San Antonio, TX 78229

David J. Schultz,      Smith, Brock and Gwinn*    Partner
Controller             650 South Cherry Street
                       Denver, CO 80222

Gerard M. Lavin,       DST Systems Inc.           Senior Officer
President and Director 1055 Broadway, 9th Floor
                       Kansas City, MO 64105

                       Investors Fiduciary        President and CEO
                       Trust Co.*
                       127 West 10th Street
                       Kansas City, MO 64105

Landon H. Rowland,     Kansas City Southern       President and CEO
Director               Industries, Inc.*
                       114 West 11th Street
                       Kansas City, MO 64105

(g) Founders Asset Management, Inc. ("Founders"), has been an investment adviser since 1938 and serves as an investment adviser to mutual funds and other accounts. Founders' directors and officers have been engaged during the past two years in the following other businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

 Name and Office with     Name and Address of         Nature of
       Founders           Other Affiliations          Connection

Bjorn K. Borgen,       None                       None
Director, Chief
Executive Officer and
Secretary

David L. Ray,          None                       None
Vice President,
Assistant Secretary
and Treasurer

Michael K. Haines,     None                       None
Senior Vice President

Michael Gerding,       None                       None
Vice President

Charles Hooper,        None                       None
Vice President

Linda Ripley,          None                       None
Assistant Vice
President

Roberto Galindo, Jr.,  None                       None
Assistant Vice
President

Thomas Mauer,          None                       None
Assistant Vice
President

Gregory Contillo,      None                       None
Vice President

James Rankin,          None                       None
Vice President

(h)  Janus Capital Corporation ("Janus"), a sub-adviser to the
     New England Star Adviser Fund, serves as investment adviser to mutual funds and individual, corporate, charitable and retirement accounts.

     Janus' directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

 Name and Office with     Name and Address of         Nature of
        Janus             Other Affiliations          Connection

Thomas H. Bailey,      IDEX Management, Inc.      Chairman and
Chairman, Director and ("IDEX")                   Director
President              Largo, FL

James P. Craig,        None
Vice President

Thomas F. Marsico,     None
Vice President

James P. Goff,         None                       None
Vice President

Warren B. Lammert,     None                       None
Vice President

Ronald V. Speaker,     None                       None
Vice President

Helen Young Hayes,     None                       None
Vice President

Sharon S. Pichler,     None                       None
Vice President

Scott W. Schoelzel,    None                       None
Vice President

David C. Tucker,       Janus Service              Vice President,
Vice President,        Corporation ("Janus        General Counsel
Secretary and  General Service")                  and Director
Counsel

                       Janus Distributors, Inc.   Vice President,
                       ("Janus Distributors")     General Counsel
                                                  and Director

Steven R. Goodbarn,    Janus Service              Vice President of
Treasurer and Chief                               Finance, Treasurer
Financial Officer                                 and Chief
                                                  Financial Officer

                       Janus Distributors         Vice President of
                                                  Finance, Treasurer
                                                  and Chief
                                                  Financial Officer

                       IDEX                       Director

Michael E. Herman,     Ewing Marion Kauffman      Chairman of
Director               Foundation                 Finance Committee

Michael N. Stolper,    Stolper & Company, Inc.    President
Director               525 B Street
                       San Diego, CA

Thomas A. McDonnell,   DST Systems, Inc.          President, Chief
Director               1004 Baltimore Avenue      Executive Officer
                       Kansas City, MO            and Director

                       Kansas City Southern       Executive Vice
                       Industries, Inc.           President and
                       114 W. 11th Street         Director
                       Kansas City, MO

(i) New England Funds Management, L.P. ("NEFM") is a wholly-owned subsidiary of NEIC. NEFM was organized in 1995 and has not previously served as investment adviser to a mutual fund.

     NEFM's directors and officers have been engaged during the past two years in the following businesses, vocations or employments of a substantial nature (former affiliations are marked with an asterisk):

Name and Office with    Name and Address of         Nature of
        NEFM            Other Affiliations          Connection

NEF Corporation                  None                   None
General Partner

Henry L.P. Schmelzer,  New England Funds,     President and CEO
President and Chief    L.P.
Executive Officer      399 Boylston Street
                       Boston, MA 02116

                       NEF Corporation        President, CEO and
                       399 Boylston Street    Director
                       Boston, MA 02116

                       Back Bay Advisors,     Director
                       Inc.
                       399 Boylston Street
                       Boston, MA 02116

                       New England            Director
                       Securities
                       Corporation*
                       399 Boylston Street
                       Boston, MA 02116

Frank Nesvet,          New England Funds,     Senior Vice President
Senior Vice            L.P.                   and CFO
President, Chief       399 Boylston Street
Financial Officer and  Boston, MA 02116
Treasurer

                       NEF Corporation        Senior Vice President,
                       399 Boylston Street    CFO and Treasurer
                       Boston, MA 02116

Sheila M. Barry,       NEF Corporation        Secretary
Secretary              399 Boylston Street
                       Boston, MA 02116

                       New England Funds,     Vice President, Senior
                       L.P.                   Counsel and Secretary
                       399 Boylston Street
                       Boston, MA 02116

Item 29.  Principal Underwriter

(a) New England Funds, L.P. also serves as principal underwriter for:

     New England Tax Exempt Money Market Trust
     New England Cash Management Trust
     New England Funds Trust II

(b) The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their addresses are as follows:

                        Positions and Offices   Positions and Offices
         Name               with Principal         with Registrant
                             Underwriter

NEF Corporation        General Partner          None

Henry L.P. Schmelzer   President and Chief      President and Trustee
                       Executive Officer

J. Steven Neamtz       Executive Vice           Executive Vice
                       President                President

Bruce R. Speca         Executive Vice           Executive Vice
                       President                President

Robert P. Connolly     Senior Vice President,   Secretary
                       General Counsel,
                       Secretary and Clerk

Frank Nesvet           Senior Vice President    Treasurer
                       and Chief Financial
                       Officer

Munish C. Agrawal      Vice President           None

Sheila M. Barry        Vice President,          Assistant Secretary
                       Assistant Secretary and
                       Assistant Clerk

Elizabeth P. Burns     Vice President           None

James H. Davis         Vice President           None

Peter H. Duffy         Vice President           Assistant Treasurer

Martin G. Dyer         Vice President           None

Tracy A. Fagan         Vice President           None

William H. Finnegan    Vice President           None

Raymond K. Girouard    Vice President,          None
                       Treasurer and
                       Controller

Annette Golia          Vice President           None

Ralph M. Greggs        Vice President           None

Caren I. Leedom        Vice President           None

Marie G. McKenzie      Vice President           None

Bernard M. Shavelson   Vice President           None

Christine L. Swanson   Vice President           None

Kristine E. Swanson    Vice President           None

Beatriz A. Pina        Assistant Comptroller    None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)       Not applicable.

Item 30.  Location of Accounts and Records

The following companies maintain possession of the documents required by the specified rules:

     (a)  Registrant
          Rule 31a-1(b)(4)

     (b)  State Street Bank and Trust Company
          225 Franklin Street
          Boston, Massachusetts  02110
          Rule 31a-1(a)
          Rule 31a-1(b)(1), (2), (3), (5), (6), (7), (8)

     (c)  (i)  For the Funds of the Trust advised by:

            Loomis, Sayles & Company, L.P.
            One Financial Center
            Boston, Massachusetts  02111
            Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
            Rule 31a-2(e)

          (ii)  For the Fund of the Trust advised by:

            Capital Growth Management Limited Partnership,
            One International Place,
            Boston, Massachusetts 02111
            Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
            Rule 31a-2(e)

         (iii)  For Funds of the Trust advised by:

            Back Bay Advisors, L.P.
            399 Boylston Street
            Boston, Massachusetts  02116
            Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
            Rule 31a-2(e)

         (iv)  For New England International Equity Fund:

            Draycott Partners, Ltd.
            8 City Road
            London, EC2Y 1HE
            England
            Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
            Rule 31a-2(e)

            Back Bay Advisors, L.P.
            399 Boylston Street
            Boston, Massachusetts  02116
            Rule 31a-1(b)(9), (10), (11); 31a-1(f)
            Rule 31a-2(e)

          (v)  For New England Star Advisers Fund:

            New England Investment Companies, L.P.
            399 Boylston Street
            Boston, Massachusetts  02116
            Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
            Rule 31a-2(e)

            Berger Associates, Inc.
            210 University Blvd.; Suite 900
            Denver, CO 80206
            Rule 31a-1(b)(9), (10), (11); 31a-1(f)
            Rule 31a-2(e)

            Janus Capital Corporation
            100 Fillmore Street
            East Third Ave
            Denver, CO 80206
            Rule 31a-1(b)(9), (10), (11); 31a-1(f)
            Rule 31a-2(e)

            Founders Asset Management, Inc.
            2930 East Third Ave.
            Denver, CO 80206
            Rule 31a-1(b)(9), (10), (11); 31a-1(f)
            Rule 31a-2(e)

         (vi)  For New England Strategic Income Fund:

            New England Funds Management, L.P.
            399 Boylston Street
            Boston, MA 02116
            Rule 31a-1(a); 31a-1(b)(9), (10), (11); 31a-1(f)
            Rule 31a-2(e)

            Loomis, Sayles & Company, L.P.
            One Financial Center
            Boston, MA 02111
            Rule 31a-1(b)(9), (10), (11); 31a-1(f)
            Rule 31a-2(e)

     (d)  New England Funds, L.P.
          399 Boylston Street
          Boston, Massachusetts  02116
          Rule 31a - 1(d)
          Rule 31a - 2(c)

Item 31.   Management Services

Not Applicable.

Item 32.   Undertakings

(a) The Registrant undertakes to provide any Fund's annual report to any person who receives a Fund prospectus and who requests the annual report.

(b) The Registrant hereby undertakes that, if requested to do so by holders of at least 10% of the Fund's outstanding shares, it will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and will assist in communications between shareholders for such purpose as provided in Section 16(c) of the Investment Company Act of 1940.

                    NEW ENGLAND FUNDS TRUST I

                           SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 27 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 11th day of October, 1995.


                          NEW ENGLAND FUNDS TRUST I


                           By:  PETER S. VOSS*
                              Peter S. Voss
                              Chief Executive Officer



                           *By:  /s/ROBERT P. CONNOLLY
                              Robert P. Connolly
                              Attorney-In-Fact







     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

      Signature                 Title                   Date

PETER S. VOSS*         Chairman of the Board;     October 11, 1995
Peter S. Voss          Chief Executive
                       Officer; Principal
                       Executive Officer;
                       Trustee

                       Chief Financial            October 11, 1995
Frank Nesvet           Officer

GRAHAM T. ALLISON,     Trustee                    October 11, 1995
JR.*
Graham T. Allison, Jr.

KENNETH J. COWAN*      Trustee                    October 11, 1995
Kenneth J. Cowan

SANDRA O. MOOSE*       Trustee                    October 11, 1995
Sandra O. Moose

JAMES H. SCOTT*        Trustee                    October 11, 1995
James H. Scott

HENRY L. P. SCHMELZER* Trustee                    October 11, 1995
Henry L. P. Schmelzer

JOHN A. SHANE*         Trustee                    October 11, 1995
John A. Shane

PENDLETON P. WHITE*    Trustee                    October 11, 1995
Pendleton P. White


                             *By:/s/ROBERT P. CONNOLLY
                                 Robert P. Connolly
                                 Attorney-In-Fact
                                 October 11, 1995

                      EXHIBIT INDEX


       EXHIBIT NUMBER                    EXHIBIT
         EX-99B 9(l)                Powers of Attorney
            EX-27                Financial Data Schedule